Document and Entity Information	12 Months Ended
Mar. 31, 2012
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	NTT
Entity Registrant Name	NIPPON TELEGRAPH & TELEPHONE CORP
Entity Central Index Key	0000769594
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	1,223,765,423

Consolidated Balance Sheets (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Current assets (Note 2):
Cash and cash equivalents (Notes 4 and 7)	¥ 1,020,143	¥ 1,435,158
Short-term investments (Note 7)	306,921	167,175
Notes and accounts receivable, trade (Note 3)	2,287,986	2,072,011
Allowance for doubtful accounts (Note 21)	(48,356)	(45,907)
Accounts receivable, other	277,277	265,668
Inventories (Note 5)	329,373	314,983
Prepaid expenses and other current assets (Note 20)	315,566	316,328
Deferred income taxes (Note 11)	223,021	244,881
Total current assets	4,711,931	4,770,297
Property, plant and equipment (Notes 2 and 16):
Telecommunications equipment	14,425,252	14,606,718
Telecommunications service lines	14,830,873	14,527,349
Buildings and structures	5,915,743	5,855,282
Machinery, vessels and tools	1,820,648	1,806,355
Land	1,133,077	1,133,675
Construction in progress	363,201	312,480
Property, plant and equipment, gross, total	38,488,794	38,241,859
Accumulated depreciation	(28,682,438)	(28,341,219)
Net property, plant and equipment	9,806,356	9,900,640
Investments and other assets (Note 2):
Investments in affiliated companies (Note 6)	543,273	581,073
Marketable securities and other investments (Note 7)	295,254	276,178
Goodwill (Notes 8 and 23)	771,420	747,526
Software (Note 8)	1,344,356	1,330,085
Other intangibles (Notes 8 and 23)	263,964	287,400
Other assets (Notes 10 and 20)	863,852	885,444
Deferred income taxes (Note 11)	789,293	886,953
Total investments and other assets	4,871,412	4,994,659
Total assets	19,389,699	19,665,596
Current liabilities (Note 2):
Short-term borrowings (Note 9)	83,507	341,567
Current portion of long-term debt (Notes 9 and 20)	656,963	698,476
Accounts payable, trade (Note 3)	1,482,594	1,379,279
Current portion of obligations under capital leases (Note 16)	18,709	21,353
Accrued payroll	476,442	475,226
Accrued interest	9,832	12,189
Accrued taxes on income	198,281	208,363
Accrued consumption tax	46,255	37,835
Advances received	189,007	206,572
Other (Notes 11 and 20)	332,663	308,212
Total current liabilities	3,494,253	3,689,072
Long-term liabilities (Note 2):
Long-term debt (Notes 9 and 20)	3,509,820	3,494,198
Obligations under capital leases (Note 16)	36,919	34,818
Liability for employees' retirement benefits (Note 10)	1,534,885	1,535,964
Accrued liabilities for point programs	187,432	211,306
Deferred income taxes (Note 11)	169,591	183,810
Other (Note 20)	409,070	435,496
Total long-term liabilities	5,847,717	5,895,592
Nippon Telegraph and Telephone Corporation ("NTT") shareholders' equity
Common stock, no par value- Authorized-6,192,920,900 shares in 2011 and 2012 Issued-1,448,659,067 shares in 2011 and 1,323,197,235 shares in 2012	937,950	937,950
Additional paid-in capital (Note 18)	2,832,165	2,834,029
Retained earnings (Notes 6 and 13)	4,888,746	5,155,596
Accumulated other comprehensive income (loss) (Notes 7, 10, 13 and 20)	(357,843)	(303,708)
Treasury stock, at cost (Note 13)-125,524,000 shares in 2011 and 99,431,812 shares in 2012	(418,431)	(603,133)
Total NTT shareholders' equity	7,882,587	8,020,734
Noncontrolling interests	2,165,142	2,060,198
Total equity	10,047,729	10,080,932
Commitments and contingent liabilities (Note 22)
Total liabilities and equity	¥ 19,389,699	¥ 19,665,596

Consolidated Balance Sheets (Parenthetical) (JPY ¥)	Mar. 31, 2012	Mar. 31, 2011
Common stock, par value
Common stock, Authorized	6,192,920,900	6,192,920,900
Common stock, issued	1,323,197,235	1,448,659,067
Treasury stock, shares	99,431,812	125,524,000

Consolidated Statements Of Income (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Operating revenues (Note 3):
Fixed voice related services	¥ 1,949,557	¥ 2,180,778	¥ 2,355,597
Mobile voice related services	1,870,064	2,021,579	2,150,734
IP / packet communications services	3,602,541	3,341,112	3,113,411
Sale of telecommunication equipment	580,900	565,874	598,318
System integration	1,776,941	1,382,195	1,242,729
Other	727,359	813,465	720,587
Operating revenues, Total	10,507,362	10,305,003	10,181,376
Operating expenses (Notes 3, 15 and 17):
Cost of services (exclusive of items shown separately below)	2,379,388	2,458,029	2,426,721
Cost of equipment sold (Note 2) (exclusive of items shown separately below)	787,681	760,832	798,895
Cost of system integration (exclusive of items shown separately below)	1,209,870	915,018	817,135
Depreciation and amortization (Note 8)	1,910,698	1,962,534	2,012,064
Impairment losses	9,555	1,094	4,582
Selling, general and administrative expenses (Notes 17 and 23)	2,981,734	2,989,814	3,000,370
Goodwill and other intangible assets impairments (Note 8)	5,470	2,773	3,916
Operating expenses, Total	9,284,396	9,090,094	9,063,683
Operating income	1,222,966	1,214,909	1,117,693
Other income (expenses):
Interest and amortization of bond discounts and issue costs (Note 2)	(56,326)	(55,267)	(55,150)
Interest income	19,298	21,600	24,004
Other, net (Notes 19 and 20)	53,392	(5,445)	33,524
Nonoperating income (expense), Total	16,364	(39,112)	2,378
Income before income taxes and equity in earnings (losses) of affiliated companies	1,239,330	1,175,797	1,120,071
Income tax expense (benefit) (Note 11):
Current	451,222	448,813	494,472
Deferred	136,571	26,779	(47,471)
Income tax expense (benefit), Total	587,793	475,592	447,001
Income before equity in earnings (losses) of affiliated companies	651,537	700,205	673,070
Equity in earnings (losses) of affiliated companies (Notes 6 and 15)	(2,986)	1,670	8,794
Net income	648,551	701,875	681,864
Less-Net income attributable to noncontrolling interests	180,850	192,246	189,598
Net income attributable to NTT	¥ 467,701	¥ 509,629	¥ 492,266
Per share of common stock :
Weighted average number of shares outstanding	1,275,519,400	1,323,173,389	1,323,262,483
Net income attributable to NTT	¥ 366.67	¥ 385.16	¥ 372.01
Cash dividends to be paid to shareholders of record date	¥ 140	¥ 120	¥ 120

Consolidated Statements Of Changes In Equity And Comprehensive Income (JPY ¥) In Millions, unless otherwise specified	Total	Common stock	Additional paid-in capital (Note 18)	Retained Earnings (Notes 6 and 13)	Accumulated comprehensive income (loss) (Notes 7, 10, 13 and 20)	Treasury stock, at cost (Note 13)	Total	Noncontrolling interests
At beginning of year at Mar. 31, 2009	¥ 9,145,630	¥ 937,950	¥ 2,841,037	¥ 5,066,637	¥ (341,917)	¥ (1,205,597)	¥ 7,298,110	¥ 1,847,520
Comprehensive income (loss):
Net income	681,864			492,266			492,266	189,598
Other comprehensive income (loss):
Unrealized gain (loss) on securities	20,569				15,658		15,658	4,911
Unrealized gain (loss) on derivative instruments	(964)				(927)		(927)	(37)
Foreign currency translation adjustments	9,644				7,787		7,787	1,857
Pension liability adjustments	134,969				129,793		129,793	5,176
Total other comprehensive income (loss)	164,218						152,311	11,907
Total comprehensive income (loss)	846,082						644,577	201,505
Cash dividends	(234,041)			(152,177)			(152,177)	(81,864)
Changes in NTT's ownership interest in subsidiaries	13,504		(2,061)				(2,061)	15,565
Acquisition of treasury stock	(491)					(491)	(491)
Resale of treasury stock	195		(49)			244	195
At end of year at Mar. 31, 2010	9,770,879	937,950	2,838,927	5,406,726	(189,606)	(1,205,844)	7,788,153	1,982,726
Comprehensive income (loss):
Net income	701,875			509,629			509,629	192,246
Other comprehensive income (loss):
Unrealized gain (loss) on securities	(6,291)				(4,155)		(4,155)	(2,136)
Unrealized gain (loss) on derivative instruments	(1,533)				(1,643)		(1,643)	110
Foreign currency translation adjustments	(44,116)				(32,770)		(32,770)	(11,346)
Pension liability adjustments	(80,503)				(75,534)		(75,534)	(4,969)
Total other comprehensive income (loss)	(132,443)						(114,102)	(18,341)
Total comprehensive income (loss)	569,432						395,527	173,905
Cash dividends	(244,846)			(158,783)			(158,783)	(86,063)
Changes in NTT's ownership interest in subsidiaries	(14,299)		(3,929)				(3,929)	(10,370)
Acquisition of treasury stock	(417)					(417)	(417)
Resale of treasury stock	183		(53)			236	183
Cancellation of treasury stock	(602,892)		(916)	(601,976)		602,892
At end of year at Mar. 31, 2011	10,080,932	937,950	2,834,029	5,155,596	(303,708)	(603,133)	8,020,734	2,060,198
Comprehensive income (loss):
Net income	648,551			467,701			467,701	180,850
Other comprehensive income (loss):
Unrealized gain (loss) on securities	8,238				6,626		6,626	1,612
Unrealized gain (loss) on derivative instruments	(2,231)				(935)		(935)	(1,296)
Foreign currency translation adjustments	(69,369)				(54,924)		(54,924)	(14,445)
Pension liability adjustments	(8,542)				(4,902)		(4,902)	(3,640)
Total other comprehensive income (loss)	(71,904)						(54,135)	(17,769)
Total comprehensive income (loss)	576,647						413,566	163,081
Cash dividends	(255,420)			(167,980)			(167,980)	(87,440)
Changes in NTT's ownership interest in subsidiaries	27,439		(1,864)				(1,864)	29,303
Acquisition of treasury stock	(381,978)					(381,978)	(381,978)
Resale of treasury stock	109			(20)		129	109
Cancellation of treasury stock	(566,551)			(566,551)		566,551
At end of year at Mar. 31, 2012	¥ 10,047,729	¥ 937,950	¥ 2,832,165	¥ 4,888,746	¥ (357,843)	¥ (418,431)	¥ 7,882,587	¥ 2,165,142

Consolidated Statements Of Cash Flows (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Cash flows from operating activities:
Net income	¥ 648,551	¥ 701,875	¥ 681,864
Adjustments to reconcile net income to net cash provided by operating activities-
Depreciation and amortization (Note 8)	1,910,698	1,962,534	2,012,064
Impairment losses	9,555	1,094	4,582
Deferred taxes (Note 11)	136,571	26,779	(47,471)
Goodwill and other intangible assets impairments (Note 8)	5,470	2,773	3,916
Loss on disposal of property, plant and equipment	85,452	104,730	111,024
Gains on sales of property, plant and equipment	(31,083)	(4,716)	(14,940)
Equity in (earnings) losses of affiliated companies (Note 6)	2,986	(1,670)	(8,794)
(Increase) decrease in notes and accounts receivable, trade	(175,606)	24,299	(16,641)
(Increase) decrease in inventories (Note 5)	(13,353)	(11,745)	27,818
(Increase) decrease in other current assets	(9,877)	(53,605)	(11,026)
Increase (decrease) in accounts payable, trade and accrued payroll	23,499	(28,533)	(49,722)
Increase (decrease) in accrued consumption tax	7,975	512	4,898
Increase (decrease) in accrued interest	(973)	841	(1,176)
Increase (decrease) in advances received	(17,330)	26,392	37,613
Increase (decrease) in accrued taxes on income	(10,883)	(56,536)	(31,409)
Increase (decrease) in other current liabilities	17,873	(12,355)	(21,318)
Increase (decrease) in liability for employees' retirement benefits	(19,382)	(32,312)	28,274
Increase (decrease) in other long-term liabilities	(36,923)	68,856	117,864
Other	(24,921)	111,659	(9,584)
Net cash provided by operating activities	2,508,299	2,830,872	2,817,836
Cash flows from investing activities:
Payments for property, plant and equipment	(1,395,087)	(1,410,827)	(1,370,923)
Payments for acquisitions of intangible assets	(458,176)	(484,159)	(545,397)
Proceeds from sale of property, plant and equipment	64,789	13,445	41,288
Payments for purchase of non-current investments	(59,400)	(43,017)	(37,220)
Proceeds from sale and redemption of non-current investments	14,756	23,921	20,611
Acquisitions of subsidiaries, net of cash acquired	(47,632)	(382,780)	(52,436)
Payments for purchase of short-term investments	(1,181,657)	(768,594)	(443,195)
Proceeds from redemption of short-term investments	1,048,024	988,780	86,306
Other	43,137	11,019	(7,942)
Net cash used in investing activities	(1,971,246)	(2,052,212)	(2,308,908)
Cash flows from financing activities:
Proceeds from issuance of long-term debt (Note 9)	680,055	801,185	450,378
Payments for settlement of long-term debt (Note 9)	(719,232)	(782,512)	(538,026)
Proceeds from issuance of short-term debt (Note 9)	1,261,125	2,554,569	3,466,397
Payments for settlement of short-term debt (Note 9)	(1,520,909)	(2,524,709)	(3,544,696)
Dividends paid	(167,980)	(158,783)	(152,177)
Proceeds from sale of (payments for acquisition of) treasury stock, net (Note 13)	(381,869)	(234)	(296)
Acquisition of treasury stocks by subsidiary (Note 18)	(2,914)	(30,092)	(20,174)
Other	(96,334)	(109,002)	(312,703)
Net cash used in financing activities	(948,058)	(249,578)	(651,297)
Effect of exchange rate changes on cash and cash equivalents	(4,010)	(4,986)	654
Net increase (decrease) in cash and cash equivalents	(415,015)	524,096	(141,715)
Cash and cash equivalents at beginning of year	1,435,158	911,062	1,052,777
Cash and cash equivalents at end of year (Note 4)	1,020,143	1,435,158	911,062
Cash paid during the year for:
Interest	58,683	54,483	56,322
Income taxes, net	449,405	519,205	511,261
Noncash investing and financing activities:
Capital lease obligations incurred during the year	20,299	21,969	26,387
Acquisition of stocks through share exchanges (Note 7)			15,023
Acquisitions of exchangeable bonds through share exchange (Note 7)			20,821
Acquisitions of stocks through conversion of exchangeable bonds (Note 7)			26,326
Cancellation of treasury stock (Note 13)	¥ 566,551	¥ 602,892

Nature Of Operations	12 Months Ended
Mar. 31, 2012
Nature Of Operations

1.    Nature of operations:

Nippon Telegraph and Telephone Corporation (“NTT”) and its subsidiaries (“NTT Group”) conduct the following main business activities: regional communications (domestic intra-prefectural communication services and incidental services), principally operated by Nippon Telegraph and Telephone East Corporation (“NTT East”) and Nippon Telegraph and Telephone West Corporation (“NTT West”); long-distance and international communications (domestic inter-prefectural communication services, international communication services, solution services and related services), principally operated by NTT Communications Corporation (“NTT Communications”); mobile communications (mobile phone services and related services), principally operated by NTT DOCOMO, Inc. (“NTT DOCOMO”); and data communications (system integration, network system services, etc.), principally operated by NTT DATA CORPORATION (“NTT DATA”). NTT’s mobile communications business terminated mova services on March 31, 2012.

Pursuant to the Nippon Telegraph and Telephone Corporation Law (“NTT Law”) as approved by the Japanese Diet, NTT was incorporated on April 1, 1985, upon which all the assets and liabilities of Nippon Telegraph and Telephone Public Corporation (“Public Corporation”) were transferred to NTT. As provided for in the supplementary provisions of the NTT Law, all the new shares held by Public Corporation were transferred to the Japanese Government upon the dissolution of Public Corporation on April 1, 1985. The NTT Law specifies, however, that such government ownership may eventually be reduced to one-third. Since incorporation, the Japanese Government has sold NTT’s common stock to the public. The Japanese Government’s ownership ratio of NTT’s issued stock is 32.6% as of March 31, 2012. As a normal part of its business operations, NTT provides various telecommunications and other services to the Japanese Government.

Note: In December 2000, NTT issued new shares in a public offering. These shares are not included in the total number of issued shares when calculating the percentage of Government-owned shares by special provisions regarding the method for calculating the total number of issued shares of NTT (NTT Law, Supplementary Provisions, Article 13). The total number of Government-owned shares includes shares unregistered because of failure to make title transfer and therefore not actually owned by the Government. These shares are nominally owned by the Government but excluded from the total number of shares owned by the Government when calculating the percentage of Government-owned shares. Taking these conditions into account, the percentage of Government-owned shares is 33.3%.

Summary Of Significant Accounting Policies	12 Months Ended
Mar. 31, 2012
Summary Of Significant Accounting Policies

2.    Summary of significant accounting policies:

The accompanying consolidated financial statements are prepared and presented in accordance with accounting principles generally accepted in the United States of America.

Significant accounting policies are as follows:

(1)	Application of New Accounting Standards

Multiple-Deliverable Revenue Arrangements

Effective April 1, 2011, NTT Group adopted Accounting Standards Update (“ASU”) 2009-13 “Multiple-Deliverable Revenue Arrangements.” This ASU addresses the accounting for multiple-deliverable arrangements to enable vendors to account for products or services (deliverables) separately rather than as a combined unit. This ASU eliminates the residual method of allocation and requires that arrangement consideration in multiple-deliverable arrangements be allocated to deliverables using the estimated selling price, if a vendor does not have vendor-specific objective evidence or third-party evidence of the selling price. The adoption of this ASU did not have a material impact on the results of operations and financial position of NTT Group.

Certain Revenue Arrangements That Include Software Elements

Effective April 1, 2011, NTT Group adopted ASU 2009-14 “Certain Revenue Arrangements That Include Software Elements.” This ASU amends the accounting model for revenue arrangements that include both tangible products and software elements. This ASU also provides guidance on how a vendor should allocate arrangement consideration to deliverables in an arrangement that includes both tangible products and software, and further guidance on how to allocate arrangement consideration when an arrangement includes deliverables both included and excluded from the scope of the software revenue guidance. The adoption of this ASU did not have a material impact on the results of operations and financial position of NTT Group.

Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.

Effective January 1, 2012, NTT Group adopted ASU 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU clarifies how a principal market is determined, addresses the fair value measurement of instruments with offsetting market or counterparty credit risks and the concept of valuation premise and highest and best use, extends the prohibition on blockage factors to all three levels of the fair value hierarchy, and requires additional disclosures. Details of disclosures are described in Note 14.

Disclosures about an Employer’s Participation in a Multiemployer Plan

Effective April 1, 2011, NTT Group adopted ASU 2011-09 “Disclosures about an Employer’s Participation in a Multiemployer Plan.” This ASU requires additional disclosures about employers’ participation in multiemployer pension plans including information about the plan’s funded status if it is readily available. Details of disclosures are described in Note 10.

(2)	Principal Accounting Policies

Basis of consolidation and accounting for investments in affiliated companies—

The consolidated financial statements include the accounts of NTT, its subsidiaries, and variable interest entities (“VIEs”). All significant intercompany transactions and accounts are eliminated in consolidation.

The fiscal years of certain foreign subsidiaries end on December 31 and any significant subsequent transactions for the period from January 1 to March 31 are reflected in the results of operations of NTT Group.

Investments in affiliated companies where NTT Group has the ability to exercise significant influence over the affiliated companies, but does not have a controlling financial interest, are accounted for under the equity method. NTT evaluates its investments in affiliates for impairment due to declines in value considered to be other than temporary. In performing its evaluations, NTT utilizes various information, as available, including cash flow projections, independent valuations and, if applicable, stock price analysis. In the event of a determination that a decline in value is other than temporary, a charge to earnings is recorded for the loss and a new cost basis in the investment is established.

Use of estimates—

The preparation of NTT’s consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include revenue recognition, estimated useful lives and recover of the carrying value of property, plant and equipment, software and certain other intangibles, goodwill, investments, employees’ retirement benefit obligations, income tax uncertainties and realizability of deferred tax assets and accrued liabilities for point programs.

Revenue recognition—

Revenues arising from fixed voice related services, mobile voice related services, IP/packet communications services and other services are recognized at the time these services are provided to customers. With regard to revenues from mobile voice related services and IP/packet communications services, monthly billing plans for cellular (FOMA (3G wireless services) and mova (2G wireless services)) services generally include a certain amount of allowances (free minutes and/or packets), and the used amount of the allowances is subtracted from total usage in calculating the airtime revenue from a subscriber for the month. NTT Group introduced a billing arrangement, called “Nikagetsu Kurikoshi” (two-month carry over), in which the unused allowances are automatically carried over up to the following two months. In addition, NTT Group then introduced an arrangement which enables the unused allowances that were carried over for two months to be automatically used to cover the airtime and/or packet fees exceeding the allowances of the other subscriptions in the “Family Discount” group, a discount billing arrangement for families with between two and ten subscriptions. Out of the unused allowance in a month, NTT Group defers the revenues based on the portion which is estimated to be used in the following two months. As for the portion which is estimated to expire, NTT Group recognizes the revenue attributable to such portion of allowances ratably as the remaining allowances are utilized, in addition to the revenue recognized when subscribers make calls or utilize data transmissions.

Non-recurring upfront fees such as activation fees are deferred and recognized as revenues over the estimated average period of the subscription for each service. The related direct costs are deferred only to the extent of the non-recurring upfront fee amount and are amortized over the same period.

Revenues for expected future usage of telephone cards issued by NTT Group are deferred and are recognized as revenue as of the time they are actually used. The amount of the expected future usage is estimated based on past records of use and experience.

Sales of telecommunication equipment are recognized as income upon delivery of the equipment to purchasers, primarily agent reseller, when title to the product, and the risk and rewards of ownership have been substantially transferred. Certain commissions paid to purchasers, primarily agent resellers, are recognized as a reduction of sales of telecommunication equipment.

With regard to sales of telecommunication equipment in the mobile communications business, NTT Group enables subscribers to select installment payments over a period of 12 or 24 months. When installment payments are selected, under agreements entered into among NTT Group, subscribers and agent resellers, NTT Group provides financing by providing funds for the purchase of the handset by the subscribers. NTT Group then includes current installment for the receivable for purchased handset with basic monthly charges and airtime charges for the installment payment term. Because equipment sales are recognized upon delivery of handsets to agent resellers, the advance payment for the purchased handset to agent resellers and subsequent cash collection of the installment receivable for the purchased handset from subscribers do not have an impact on our equipment sales.

Revenues from system integration services are recognized as works on contracts progress. However, revenues are recognized upon completion of the contracted services, in cases where the contract period is short and the difference in the impact on the financial position and/or results of operations is immaterial, or in cases where it is difficult to make a reasonable estimate on the progress of the contracted work.

Provision for estimated losses on system integration projects, if any, is made in the fiscal period in which the loss becomes evident.

Cash and cash equivalents, short-term investments—

Excess cash is mainly invested in time deposits, marketable bonds of the Japanese Government or commercial paper. Those with original maturities of three months or less are classified as “Cash and cash equivalents” in the consolidated balance sheets. Those with original maturities of longer than three months and remaining maturities of 12 months or less at the end of the fiscal year are classified as “Short-term investments” in the consolidated balance sheets.

Foreign currency translation and transactions—

All asset and liability accounts of foreign subsidiaries and affiliates are translated into Japanese yen at appropriate year-end exchange rates and all income and expense accounts are translated at rates that approximate those rates prevailing at the time of transactions. The resulting translation adjustments are recognized as a component of accumulated other comprehensive income (loss).

Foreign currency receivables and payables are re-measured at appropriate year-end exchange rates and the resulting foreign currency transaction gains or losses are recorded as “Other, net” in the consolidated statements of income.

NTT Group transacts limited business in foreign currencies. The effect of exchange rate fluctuations from the initial transaction date to the settlement date is recorded as “Other, net” in the consolidated statements of income.

Marketable securities and other investments—

Unrealized gains and losses on available-for-sale securities, whose fair values are readily determinable, are reported as a component of accumulated other comprehensive income (loss), net of taxes. Equity securities whose fair values are not readily determinable and equity securities for which sales are restricted by contractual requirements are carried at cost. NTT Group periodically reviews the carrying amounts of its marketable securities for impairments that are other than temporary. If this evaluation indicates there is an impairment that is other than temporary, the security is written down to its estimated fair value. Debt securities designated as held-to-maturity are carried at amortized cost and are reduced to net realizable value for declines in market value unless such declines are deemed to be temporary. Realized gains and losses, which are determined on the average cost method, are reflected in income.

Inventories—

Inventories consist of telecommunications equipment to be sold, projects in progress, materials and supplies, which are stated at the lower of cost or market. The cost of telecommunications equipment to be sold and materials is determined on a first-in first-out basis. The cost of projects in progress is mainly attributable to that of software production for customers or that of construction of real estate held for resale, including labor and subcontractors’ cost based. The cost of supplies is determined by the average cost method or by the specific identification method. Due to the rapid technological changes associated with the wireless communications business, NTT DOCOMO recognized losses on write-downs and disposals of obsolete handsets during the fiscal years ended March 31, 2010, 2011 and 2012 totaling ¥18,539 million, ¥9,821 million and ¥14,651 million, respectively, which are included in “Cost of equipment sold” in the consolidated statements of income.

Property, plant and equipment and depreciation—

Property, plant and equipment are stated at cost. Depreciation is computed principally using a declining-balance method at rates based on estimated useful lives of the assets with the exception of buildings for which the straight-line method is generally used. With minor exceptions, the estimated useful lives of depreciable properties (estimated economic life) are as follows:

Digital switch equipment (including wireless telecommunications equipment)	8 to 16 years
Cables	13 to 21 years
Tubes and tunnels	50 years
Reinforced concrete buildings	42 to 56 years
Machinery, vessels and tools	3 to 26 years

Depreciation expense is computed based on the total depreciable amount, which is cost, net of estimated residual value. Maintenance and repairs, including minor renewals and betterments, are charged to income as incurred.

Capitalized interest—

Interest is capitalized where it relates to the construction of property, plant and equipment over the period of construction. NTT Group also capitalizes interest associated with the development of internal-use software. NTT Group amortizes such capitalized interest over the estimated useful lives of the related assets. Total interest costs incurred were ¥60,186 million, ¥58,826 million and ¥59,913 million, of which ¥5,036 million, ¥3,559 million and ¥3,587 million were capitalized for the fiscal years ended March 31, 2010, 2011 and 2012, respectively.

Impairment of long-lived assets—

Long-lived assets to be held and used, including property, plant and equipment, software and certain other intangible assets with finite useful lives are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If the total of the expected future undiscounted cash flows is less than the carrying amount of the asset, the loss recognized is the amount by which the carrying value of the asset exceeds its fair value as measured through various valuation techniques, including discounted cash flow models, quoted market value and third-party independent appraisals, as considered necessary. Assets to be disposed of by sale are reported at the lower of the carrying amount or estimated fair value less costs to sell. NTT Group considered the earthquake, which occurred on March 11, 2011, as a triggering event necessitating a review, and determined that it was not necessary to record any impairment losses on property, plant and equipment in relation thereto.

Goodwill, Software and other intangible assets—

Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and recognized. Goodwill is not amortized, but tested for impairment at least annually and more frequently when indicators of impairment are present. The goodwill impairment test is a two-step process. Under the first step, the fair value of the reporting unit is compared with its carrying value (including goodwill). If the fair value of the reporting unit is less than its carrying value, an indication of goodwill impairment exists for that reporting unit and NTT Group must perform the second step of the impairment test (measurement). Fair values of the reporting units are determined using a discounted cash flow analysis, among other methods. Under the second step, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of the goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation and the residual fair value after this allocation is the implied fair value of the reporting unit goodwill. If the fair value of the reporting unit exceeds its carrying value, the second step does not need to be performed. NTT Group considered the earthquake, which occurred on March 11, 2011, as a triggering event necessitating a review, and determined that it was not necessary to record any impairment losses on goodwill in relation thereto.

Intangible assets other than goodwill primarily consist of computer software. NTT Group capitalizes the cost of internal-use software, which has a useful life in excess of one year. Subsequent additions, modifications or upgrades to internal-use software are capitalized only to the extent that they allow the software to perform a task it previously did not perform. Software maintenance and training costs are expensed in the period in which they are incurred. Capitalized computer software costs are amortized on a straight-line basis over a period of generally five years.

The intangible assets with indefinite lives are not amortized, but tested for impairment on an annual basis and when indicators of impairment are present.

Income taxes—

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the expected future tax consequences attributable to temporary differences between the financial statement carrying amounts and the tax bases of assets or liabilities and operating loss carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates, which are expected to be applicable during the periods in which existing temporary differences reverse and loss carryforwards are utilizable. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Details of such effects are described in Note 11.

A valuation allowance is recognized to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized.

The effect of income tax positions are recognized only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the changes in judgment occurs.

Derivative financial instruments—

NTT Group uses several types of derivative financial instruments to manage foreign currency exchange rate and interest rate risks. NTT Group does not use derivative instruments for trading or speculative purposes.

All derivatives are recognized as either assets or liabilities in the balance sheet at fair value and are reported in “Prepaid expenses and other current assets,” “Other assets,” “Current liabilities—Other” and “Long-term liabilities—Other” in the consolidated balance sheets. Classification of each derivative as current or non-current is based upon whether the maturity of each instrument is less than or greater than 12 months. Changes in fair value of derivative financial instruments are either recognized in income or shareholders’ equity (as a component of accumulated other comprehensive income (loss)), depending on whether the derivative financial instrument qualifies as a hedge and the derivative is being used to hedge changes in fair value or cash flows.

The fair values of forward exchange contracts, interest rate swap agreements, and currency swap agreements are measured by inputs derived principally from observable market data provided by financial institutions.

For derivatives classified as fair value hedges, changes in the fair value of derivatives designated and effective as fair value hedges for recognized assets or liabilities or unrecognized firm commitments are recognized in earnings as offsets to changes in the fair value of the related hedged assets or liabilities.

For derivatives classified as cash flow hedges, changes in the fair value of derivatives designated and effective as cash flow hedges for forecasted transactions or exposures associated with recognized assets or liabilities are initially recorded in other comprehensive income (loss) and reclassified into earnings when the hedged transaction affects earnings.

From time to time, however, NTT Group may enter into derivatives that economically hedge certain of its risks, even though hedge accounting does not apply. In these cases, changes in the fair values of these derivatives are recognized in current period earnings.

NTT Group formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives that are designated as fair value or cash flow hedges to (1) specific assets or liabilities on the balance sheet or (2) specific firm commitments or forecasted transactions. NTT Group also assesses (both at the hedge’s inception and on an ongoing basis at least quarterly) whether the derivatives that are used in hedging transactions have been highly effective in offsetting changes in the fair value or cash flows of hedged items and whether those derivatives may be expected to remain highly effective in future periods. When it is determined that a derivative is not highly effective as a hedge, NTT Group discontinues hedge accounting. The amounts representing hedges’ ineffectiveness and the component of derivative instruments’ gain or loss excluded from the assessment of hedge effectiveness are reported as “Other, net” in the consolidated statements of income.

Cash flows from financial instruments accounted for as hedges are classified in the consolidated statements of cash flows under the same category as the items being hedged.

Earnings per share—

Basic earnings per share (“EPS”) is computed based on the average number of shares outstanding during the year and is appropriately adjusted for any free distribution of common stock. Diluted EPS assumes the dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock. Since NTT did not issue dilutive securities, there is no difference between basic EPS and diluted EPS.

Variable Interest Entities (VIEs)—

NTT consolidates VIEs if NTT has both the power to direct the activities of a VIE that most significantly impact the VIE’s economic performance and the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

VIEs with assets totaling approximately ¥251 billion and ¥223 billion as of March 31, 2011 and 2012, respectively, which were established to develop real estate for rental, and VIEs with assets totaling approximately ¥30 billion and ¥2 billion as of March 31, 2011 and 2012, respectively, which were established to lease software, for the purpose of securitization of mainly real estate and software, have been recognized and consolidated as VIEs in which NTT Group is the primary beneficiary.

Assets and liabilities of VIEs established to develop real estate for rental and to lease software at March 31, 2011 and 2012 are included in the consolidated balance sheets as follows:

	2011
	Real estate for rental(*1,2)	Lease software
	Millions of yen
Current assets	¥16,389	¥2,148
Property, plant and equipment	229,494	10,792
Investments and other assets	5,329	17,030
Current liabilities	27,076	5,748
Long-term liabilities	128,499	994

(*1)	Property, plant and equipment, Current liabilities and Long-term liabilities of VIEs established to develop real estate for rental included “Land” totaling ¥135,531 million, “Current portion of long-term debt” totaling ¥25,143 million and “Long-term debt” totaling ¥84,838 million, respectively.
(*2)	“Current portion of long-term debt” and “Long-term debt” are secured by the Company’s land and buildings totaling ¥285,632 million.

	2012
	Real estate for rental(*1,2)	Lease software
	Millions of yen
Current assets	¥15,644	¥16
Property, plant and equipment	201,735	2,463
Investments and other assets	5,935	2
Current liabilities	3,411	129
Long-term liabilities	121,321	874

(*1)	Property, plant and equipment, Current liabilities and Long-term liabilities of VIEs established to develop real estate for rental included “Land” totaling ¥135,677 million, “Current portion of long-term debt” totaling ¥1,825 million and “Long-term debt” totaling ¥87,338 million, respectively.
(*2)	“Current portion of long-term debt” and “Long-term debt” are secured by the Company’s land and buildings totaling ¥250,824 million.

There is no VIE in which NTT Group holds significant variable interest but is not the primary beneficiary as of March 31, 2012.

Asset Retirement Obligations—

NTT Group’s legal obligations associated with the retirement of tangible long-lived assets are recorded as liabilities, measured at fair value, when those obligations are incurred if a reasonable estimate of fair value can be made. Upon initially recognizing liabilities for asset retirement obligations, an entity must capitalize the cost by recognizing an increase in the carrying amount of the related long-lived assets.

NTT Group’s asset retirement obligations primarily relate to obligations to restore leased land and buildings for NTT Group’s telecommunications equipment to their original condition. NTT estimates the fair value of these liabilities has concluded that the amount is immaterial.

Employees’ retirement benefits—

NTT recognizes the funded status of its benefit plan, measured as the difference between the plan assets at fair value and the benefit obligation, in the consolidated balance sheets. Changes in the funded status are recognized as changes in comprehensive income (loss) during the fiscal period in which such changes occur.

Pension benefits earned during the year as well as interest on projected benefit obligations are accrued currently. Prior service cost and net actuarial loss in excess of 10% of the greater of the projected benefit obligation or the fair value of plan assets, both of which are included in “Accumulated other comprehensive income (loss),” are amortized over the expected average remaining service period of employees on a straight-line basis.

Accrued liabilities for point programs—

NTT Group offers “points,” which provide benefits, including discounts on merchandise, to customers in exchange for points that we grant customers based on the usage of mobile, FLET’S Hikari and other services and records “Accrued liabilities for point programs” relating to the points that customers earn.

New accounting standards not yet adopted—

In June 2011, the FASB issued ASU 2011-05 “Presentation of Comprehensive Income.” This ASU requires comprehensive income to be reported in either a single continuous statement or in two separate but consecutive statements reporting net income and other comprehensive income, and eliminates the option to report other comprehensive income and its components in the statement of changes in stockholder’s equity. This ASU also requires entities to continue to present reclassification adjustments from other comprehensive income to net income on the face of the financial statements. This ASU will be effective retrospectively for the presentation of other comprehensive income in fiscal years, and interim periods within those years, beginning after December 15, 2011. Management is currently considering which presentation method to adopt in order to comply with this ASU.

In addition, in December 2011, the FASB issued ASU 2011-12 “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05.” The amendments allow the deferral of the requirement to identify when items of net income have been reclassified by component out of accumulated other comprehensive income on the face of financial statements.

Reclassifications—

Certain items for prior years’ financial statements have been reclassified to conform to the presentation for the fiscal year ended March 31, 2012.

Related Party Transactions	12 Months Ended
Mar. 31, 2012
Related Party Transactions

3.    Related party transactions:

Related party transactions mainly consist of transactions with affiliated companies. NTT Group has entered into a number of different types of transactions with affiliated companies, the significant of which are the sales of telecommunications equipment, the purchases of terminal equipment and materials and the receipt of certain services.

Transactions with affiliated companies for each of the three years in the period ended March 31, 2012 and the related balances at March 31, 2011 and 2012 were as follows:

	2010	2011	2012
	Millions of yen
Operating revenues	¥18,767	¥23,145	¥25,788

Operating expenses	¥96,048	¥105,682	¥104,435

Receivables		¥11,839	¥14,225

Payables		¥73,042	¥83,559

Dividends from affiliated companies accounted for by the equity method for the fiscal years ended March 31, 2010, 2011 and 2012 were ¥18,284 million, ¥18,527 million and ¥17,839 million, respectively.

Cash And Cash Equivalents	12 Months Ended
Mar. 31, 2012
Cash And Cash Equivalents

4.    Cash and cash equivalents:

Cash and cash equivalents at March 31, 2011 and 2012 comprised the following:

	2011	2012
	Millions of yen
Cash	¥875,463	¥672,018
Commercial Paper and certificates of deposit, commercial paper and marketable securities purchased under agreements to resell	199,977	210,972
Time deposits, certificates of deposit and other	359,718	137,153

Total	¥1,435,158	¥1,020,143

Commercial Paper and certificates of deposit, commercial paper and marketable securities purchased under agreements to resell and other deposits are stated at amounts, which approximate fair value.

Cash is mainly deposited into several domestic financial institutions and there is no significant concentration of cash deposits in any particular financial institution.

Inventories	12 Months Ended
Mar. 31, 2012
Inventories

5.    Inventories:

Inventories at March 31, 2011 and 2012 comprised the following:

	2011	2012
	Millions of yen
Telecommunications equipment to be sold and materials	¥157,318	¥160,482
Projects in progress	94,334	101,052
Supplies	63,331	67,839

Total	¥314,983	¥329,373

Investments In Affiliated Companies	12 Months Ended
Mar. 31, 2012
Investments In Affiliated Companies

6.    Investments in affiliated companies:

Philippine Long Distance Telephone Company—

From March 2007 to February 2008, NTT DOCOMO additionally acquired approximately 7% of outstanding common shares of Philippine Long Distance Telephone Company (“PLDT”), a telecommunication operator in the Philippines, for ¥98,943 million in the market. Together with the approximately 13% of PLDT outstanding common shares held before the additional acquisition by NTT DOCOMO, NTT Group held approximately 21% of the total outstanding common shares of PLDT as of March 31, 2008 and obtained the ability to exercise significant influence over PLDT. Accordingly, NTT Group accounted for its investment in PLDT by applying the equity method during the fiscal year ended March 31, 2008. Furthermore, NTT DOCOMO acquired an additional common equity interest for ¥19,519 million in November, 2011, because PLDT acquired Digital Telecommunications Philippines, Inc. through a stock swap; and this was projected to decrease NTT Group’s interest in PLDT. As a result, NTT Group held approximately 20% of PLDT’s outstanding common shares.

On June, 2011, the Supreme Court of the Philippines promulgated a Decision, where the Court held that non-voting preferred shares are not included in the computation of the Filipino-alien equity requirement of public utilities companies. Although the Supreme Court decision is not final and still under reconsideration, and PLDT is not a party to this case, amendments to the Articles of Incorporation to issue the voting preferred stock were approved in the Special Meeting of Stockholders on March, 2012. Upon the approval of the amendments by the Philippine SEC, the voting preferred stock could be newly issued in future.

NTT Group’s carrying amount of its investment in PLDT was ¥104,748 million and ¥119,735 million as of March 31, 2011 and 2012, respectively. The aggregate market price of the PLDT shares owned by NTT Group was ¥176,729 million and ¥229,095 million as of March 31, 2011 and 2012, respectively.

Tata Teleservices Limited—

On November 12, 2008, NTT DOCOMO entered into a capital alliance with Tata Teleservices Limited (“TTSL”) and Tata Sons Limited, the parent company of TTSL. On March 25, 2009, NTT Group acquired approximately 26% of outstanding common shares of TTSL for ¥252,321 million pursuant to the capital alliance, and accounted for the investment by applying the equity method. NTT Group determined fair value of tangible, intangible and other assets and liabilities of TTSL with the assistance of an independent third party appraiser in order to recognize and account for NTT Group’s share of identifiable intangible assets and embedded goodwill of its investment in equity in TTSL. During the fiscal year ended March 31, 2010, upon the completion of the evaluation, adjustments to reflect the earnings impact of the final allocation of the investment in TTSL were charged to equity in earnings (losses) of affiliated companies. As a result, “Equity in earnings (losses) of affiliated companies” in the consolidated statement of income for the fiscal year ended March 31, 2010 decreased by ¥2,788 million and “Investments in affiliated companies” in consolidated balance sheets as of March 31, 2010 decreased by ¥4,710 million.

NTT DOCOMO made additional investments totaling ¥14,424 million in response to a rights offering that TTSL commenced in March and May, 2011. TTSL decided to use the capital increase to strengthen the quality of the 3G network in India’s market. As a result of its participation in the rights offering, NTT Group’s interest in TTSL slightly increased to approximately 27%.

Impairment—

NTT Group reviews the business outlook of its affiliates in order to determine if any decline in investment values was other than temporary on a regular basis. The impairment charges for the fiscal year ended March 31, 2010, 2011 and 2012 are immaterial.

NTT’s shares of undistributed earnings of its affiliated companies included in its consolidated retained earnings were ¥61,736 million, ¥61,016 million and ¥68,779 million as of March 31, 2010, 2011 and 2012, respectively.

NTT’s total investment in its affiliated publicly-held companies was ¥128,821 million as of March 31, 2012 and based on quoted market prices at that date, the related market value was ¥247,718 million.

The total carrying values of NTT’s investments in affiliates in the consolidated balance sheets at March 31, 2011 and 2012 were greater by ¥362,135 million and by ¥313,088 million than its aggregate underlying equity in net assets of such affiliates as of the date of the most recent available financial statements of the investees, respectively. The differences mainly consist of investor level goodwill and fair value adjustments for amortizable intangible assets.

Marketable securities and other investments	12 Months Ended
Mar. 31, 2012
Marketable securities and other investments

7.    Marketable securities and other investments:

Marketable securities and other investments include available-for-sale securities composed of equity securities and debt securities and held-to-maturity debt securities. The aggregate carrying amounts, gross unrealized holding gains, gross unrealized holding losses and fair value of available-for-sale and held-to-maturity securities at March 31, 2011 and 2012 are as follows:

	March 31, 2011
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
	Millions of yen
Available-for-sale:
Equity securities	¥136,722	¥43,094	¥3,303	¥176,513
Debt securities	32,318	320	1,022	31,616
Held-to-maturity:
Commercial paper*	259,972	—	—	259,972
Other debt securities	7,804	25	2	7,827

Total	¥436,816	¥43,439	¥4,327	¥475,928

*	Commercial paper are “Cash and cash equivalents” totaling ¥199,977 million and “Short-term investments” totaling ¥59,995 million.

	March 31, 2012
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
	Millions of yen
Available-for-sale:
Equity securities	¥133,440	¥59,965	¥12,638	¥180,767
Debt securities	44,757	621	793	44,585
Held-to-maturity:
Commercial paper*	259,953	—	—	259,953
Other debt securities	4,604	11	2	4,613

Total	¥442,754	¥60,597	¥13,433	¥489,918

*	Commercial paper are “Cash and cash equivalents” totaling ¥199,979 million and “Short-term investments” totaling ¥59,974 million.

Gross unrealized holding losses and the fair value of available-for-sale securities and held-to-maturity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2011 and 2012 are as follows:

	March 31, 2011
	Less than 12 months		12 months or longer
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
	Millions of yen
Available-for-sale:
Equity securities	¥7,191	¥1,340	¥11,663	¥1,963
Debt securities	9,234	532	6,544	490
Held-to-maturity:
Debt securities	1,104	2	—	—

	March 31, 2012
	Less than 12 months		12 months or longer
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
	Millions of yen
Available-for-sale:
Equity securities	¥43,049	¥11,481	¥3,382	¥1,157
Debt securities	983	320	4,612	473
Held-to-maturity:
Debt securities	198	2	—	—

In the ordinary course of business, NTT maintains long-term investment equity securities accounted for under the cost method, which are included in “Marketable securities and other investments.” The total carrying amounts of those securities were ¥68,325 million and ¥70,888 million at March 31, 2011 and 2012, respectively. NTT did not evaluate fair values of investment securities with an aggregate carrying amount of ¥67,698 million and ¥68,916 million of these securities for impairment at March 31, 2011 and 2012, respectively, because there are no events or changes in circumstances that have material effects on the fair value or it is not practicable to measure these effects.

Proceeds, gross realized gains and losses from sales of available-for-sale securities for each of the three years in the period ended March 31, 2012 are as follows:

	March 31, 2010	March 31, 2011	March 31, 2012
	Millions of yen
Proceeds	¥77,153	¥15,749	¥9,995
Gross realized gain	6,623	3,248	5,559
Gross realized loss	5,027	401	532

The amounts of net income reclassified out of accumulated other comprehensive income (loss) for the fiscal years ended March 31, 2010, 2011 and 2012 were ¥(2,005) million, ¥(4,511) million and ¥104 million, respectively.

Maturities of debt securities classified as held-to-maturity at March 31, 2011 and 2012 are as follows.

	2011		2012
	Carrying Amount	Fair value	Carrying Amount	Fair value
	Millions of yen
Due within 1 year	¥265,682	¥265,691	¥260,753	¥260,753
Due after 1 year through 5 years	1,131	1,129	2,335	2,346
Due after 5 years through 10 years	963	979	1,166	1,166
Due after 10 years	—	—	303	301

Total	¥267,776	¥267,799	¥264,557	¥264,566

NTT DOCOMO held approximately 11% of the outstanding common shares of KT Freetel Co., Ltd. (“KTF”) as of March 31, 2009 with the initial acquisition cost of ¥65,602 million. On January 20, 2009, NTT DOCOMO agreed with KT Corporation (“KT”) that NTT DOCOMO would exchange 40% of its KTF shareholding for KT common shares and the remaining 60% for KT exchangeable bonds in connection with the proposed merger between KT and KTF.

The exchange of KTF shares for KT exchangeable bonds and for KT common shares was carried out on May 27, 2009 and June 1, 2009, respectively. KT exchangeable bonds were acquired for ¥20,821 million and NTT recognized ¥2,753 million of realized loss. KT common shares were acquired for ¥15,023 million and NTT recognized ¥692 million of realized loss. The exchange of KT exchangeable bonds for KT ADRs was carried out on December 14, 2009. KT ADRs were acquired for ¥26,326 million and NTT recognized ¥5,477 million of realized gain. These amounts are included in the table of proceeds and gross realized gains (losses) from the sale of available-for-sale securities for the year ended March 31, 2010 which is presented above.

Goodwill, Software And Other Intangible Assets	12 Months Ended
Mar. 31, 2012
Goodwill, Software And Other Intangible Assets

8.    Goodwill, Software and other intangible assets:

Goodwill—

The amount of goodwill acquired during the fiscal year ended March 31, 2011 in the long distance and international communications business segment is mainly related to the acquisition of Dimension Data Holdings plc (“Dimension Data”). Details of this acquisition are described in Note 23.

The amount of goodwill included in the mobile communications business segment is mainly related to NTT DOCOMO’s share repurchase program. The repurchases of shares by NTT DOCOMO resulting in increases in NTT’s ownership interest in NTT DOCOMO were accounted for as acquisitions of minority interests using the purchase method, but have been accounted for as equity transactions with noncontrolling interests since April 2009. Further explanation is given in Note 18.

The amount of goodwill acquired during the fiscal year ended March 31, 2011 in the data communications business segment is mainly related to the acquisition of Keane International, Inc. (“Keane”). Details of this acquisition are described in Note 23.

The changes in goodwill by reportable segment for the fiscal years ended March 31, 2011 and 2012 are as follows:

	2011
	Long distance and international communications business	Mobile communications business	Data communications business	Other	Total
	Millions of yen
Balance at March 31, 2010	¥39,381	¥419,397	¥38,481	¥2,571	¥499,830
Goodwill acquired during year	157,399	10,852	94,551	—	262,802
Impairment losses	—	—	(1,912)	—	(1,912)
Foreign currency translation adjustments	(4,910)	(3,120)	(4,569)	—	(12,599)
Other	—	(595)	—	—	(595)

Balance at March 31, 2011	¥191,870	¥426,534	¥126,551	¥2,571	¥747,526

	2012
	Long distance and international communications business	Mobile communications business	Data communications business	Other	Total
	Millions of yen
Balance at March 31, 2011	¥191,870	¥426,534	¥126,551	¥2,571	¥747,526
Goodwill acquired during year	5,316	7,256	28,927	—	41,499
Impairment losses	—	—	(4,764)	—	(4,764)
Foreign currency translation adjustments	(10,020)	(1,539)	(1,277)	—	(12,836)
Other	(5)	—	—	—	(5)

Balance at March 31, 2012	¥187,161	¥432,251	¥149,437	¥2,571	¥771,420

Software and Other intangible assets—

The following table displays the major components of software and other intangible assets as of March 31, 2011 and 2012.

	2011	2012
	Millions of yen
Amortizable intangible assets:
Computer software	¥5,306,474	¥5,565,146
Rights to use utility facilities	334,520	335,998
Other	264,260	274,031
Accumulated amortization	(4,317,440)	(4,594,801)

Total amortizable intangible assets	1,587,814	1,580,374

Non-amortizable intangible assets:
Trademarks and trade names	29,671	27,946

Total non-amortizable intangible assets	29,671	27,946

Total	¥1,617,485	¥1,608,320

The aggregate amortization expense for amortizable intangible assets for the fiscal years ended March 31, 2010, 2011 and 2012 were ¥443,567, million, ¥462,649 million and ¥481,043 million, respectively.

Computer software is recorded at cost and is amortized on a straight-line basis over its estimated useful life, which is generally five years. Rights to use utility facilities are acquired for lump-sum cash payments and mainly consist of cable tunnel and public use joint tunnels. Such rights are recorded at cost and are amortized on a straight-line basis over their estimated useful lives of 18 years. Other intangibles are also recorded at cost and amortized on a straight-line basis over their estimated useful lives averaging 11 years.

Non-amortizable intangible assets are the intangible assets with indefinite lives acquired through business combinations, “trademark,” totaling ¥29,671 million and ¥27,946 million as of March 31, 2011 and 2012.

The estimated aggregate amortization expenses for intangible assets during each of the five years ending March 31 are as follows:

Fiscal year ending March 31	Millions of yen
2013	¥466,148
2014	361,987
2015	275,396
2016	179,968
2017	100,406

Short-Term Borrowings And Long-Term Debt	12 Months Ended
Mar. 31, 2012
Short-Term Borrowings And Long-Term Debt

9.    Short-term borrowings and long-term debt:

Short-term borrowings at March 31, 2011 and 2012 comprised the following:

	2011	2012
	Millions of yen
Borrowing denominated in Japanese yen:
Unsecured short-term loans from financial institutions bearing interest at weighted average rates of 0.43% and 0.54% per annum at March 31, 2011 and 2012, respectively	¥134,898	¥50,259
Commercial paper bearing interest at weighted average rates of 0.17% and 0.11% per annum at March 31, 2011 and 2012, respectively	200,989	20,000

Borrowing denominated in foreign currencies:
Unsecured short-term loans from financial institutions	5,680	13,248

Total short-term debt	¥341,567	¥83,507

Long-term debt at March 31, 2011 and 2012 comprised the following:

	2011	2012
	Millions of yen
Debt denominated in Japanese yen:
0.36% – 2.06% coupon bonds due 2012 – 2031	¥2,128,633	¥2,114,079
0.49% floating rate bond due 2022	167,192	100
Secured indebtedness to financial institutions—
2.15% (weighted average) loans due 2012 – 2029	49,086	38,545
floating rate loans	24,226	—
Unsecured indebtedness to financial institutions—
1.35% (weighted average) loans due 2012 – 2032	1,527,729	1,737,031
0.53% (weighted average) floating rate loans due 2012 – 2022	75,975	87,588

	3,972,841	3,977,343

Debt denominated in foreign currencies:
1.88% – 2.25% Swiss franc bonds due 2012 – 2013	73,177	73,568
Euro note	59,535	—
Unsecured indebtedness to financial institutions—

2.50%(weighted average) U.S. dollar loans due 2012 – 2019

0.79% (weighted average) U.S. dollar floating rate loans due 2012 – 2027

17.37% (weighted average) South African Rand loans due 2012 – 2018

Other loans due 2012 – 2030

	15,945 46,596 16,829 8,146	15,352 70,850 12,309 17,749

	220,228	189,828

Total long-term debt principal	4,193,069	4,167,171
Less—Deferred bond discounts	(395)	(388)

	4,192,674	4,166,783
Less—Current portion	(698,476)	(656,963)

Total long-term debt	¥3,494,198	¥3,509,820

Interest rates and due dates in the above table are stated at March 31, 2012.

All holders of the bonds and notes totaling ¥1,353,335 million issued by NTT, referred to in the above table, generally have preferential rights under the NTT Law to be paid prior to other unsecured indebtedness, subject to certain general preferential rights provided for in the Japanese Civil Code, such as preferential rights of employees to wages.

The bond and note agreements relating to NTT’s long term debt at March 31, 2012 generally provide that the bonds and notes may be purchased by NTT in the market or directly from the holders. Additionally, certain of the bonds and notes are redeemable at the option of NTT, generally at the principal amount.

The balance of long-term debt as of March 31, 2012, and the aggregate amounts of annual maturities from the fiscal year ending March 31, 2013 to the fiscal year ending March 31, 2017 and thereafter are as follows:

Fiscal year ending March 31	Millions of yen
2013	¥656,963
2014	690,301
2015	421,015
2016	362,807
2017	477,262
Thereafter	1,558,435

Total	¥4,166,783

As of March 31, 2012, NTT Group has unused committed lines of credit amounting to ¥146.4 billion.

Employees' Retirement Benefits	12 Months Ended
Mar. 31, 2012
Employees' Retirement Benefits

10.    Employees’ retirement benefits:

(1)	Severance Payments and Contract-type Corporate Pension Plans

Employees who terminate their services with NTT Group are generally entitled to lump-sum severance payments based on NTT’s severance payment plans, determined by reference to the employee’s basic rate of pay, length of service and other conditions.

NTT and certain subsidiaries introduced non-contributory funded contract-type corporate pension plans, which cover 28% of the severance benefits under the severance payment plans to employees who are more than 50 years old and retire after twenty or more years of service. The benefits are also payable in a lump sum at the option of the employee.

The following table presents the reconciliation of the changes in the plans’ benefit obligations and fair value of plan assets during the fiscal years ended March 31, 2011 and 2012. NTT uses a March 31 measurement date.

	2011	2012
	Millions of yen
Change in benefit obligations:
Benefit obligation, beginning of year	¥2,166,730	¥2,094,807
Service cost	75,251	72,542
Interest cost	43,854	40,840
Plan amendment	(31)	197
Actuarial loss (gain)	6,243	21,493
Other	4,638	12,594
Benefit payments (Lump-sum severance payments and Pension)	(201,878)	(204,572)

Benefit obligation, end of year	2,094,807	2,037,901

Change in fair value of plan assets:
Fair value of plan assets, beginning of year	1,136,409	1,086,800
Actual return on plan assets	(16,478)	25,372
Employer contributions	72,040	69,851
Other	3,076	3,588
Benefit payments (Pension)	(108,247)	(112,732)

Fair value of plan assets, end of year	1,086,800	1,072,879

At March 31:
Under funded status	¥(1,008,007)	¥(965,022)

The following table provides the amounts recognized in the consolidated balance sheets:

	2011	2012
	Millions of yen
At March 31:
Liability for employees’ retirement benefits	¥(1,008,046)	¥(965,068)
Other assets	39	46
Accumulated other comprehensive loss (income)	310,145	330,090

Net amount recognized	¥(697,862)	¥(634,932)

The following table provides the amounts recognized as accumulated other comprehensive loss (income):

	2011	2012
	Millions of yen
At March 31:
Net actuarial loss	¥351,345	¥356,081
Transition obligation	1,112	943
Prior service cost(*)	(42,312)	(26,934)

Total	¥310,145	¥330,090

(*)	Prior service cost has been amortized on the straight-line method over the average remaining service period of employees expected to receive benefits under the plans.

The accumulated benefit obligation was ¥2,075,456 million and ¥2,017,742 million at March 31, 2011 and 2012, respectively.

The projected benefit obligation and the fair value of plan assets in the plans with projected benefit obligations in excess of fair value of plan assets at March 31, 2011 and 2012 are as follows:

	2011	2012
	Millions of yen
At March 31:
Projected benefit obligation	¥2,093,675	¥2,037,514
Fair value of plan assets	1,085,593	1,072,776

The accumulated benefit obligation and the fair value of plan assets in the plans with accumulated benefit obligations in excess of fair value of plan assets at March 31, 2011 and 2012 are as follows:

	2011	2012
	Millions of yen
At March 31:
Accumulated benefit obligation	¥2,074,323	¥2,017,684
Fair value of plan assets	1,085,593	1,072,776

The charges to income for employees’ retirement benefits for each of the three years in the period ended March 31, 2012 included the following components:

	2010	2011	2012
	Millions of yen
Service cost	¥75,818	¥75,251	¥72,542
Interest cost on projected benefit obligation	46,906	43,854	40,840
Expected return on plan assets	(25,171)	(24,819)	(21,562)
Amortization of net actuarial loss	26,779	11,936	16,624
Amortization of transition obligation	134	169	169
Amortization of prior service cost	(22,292)	(22,279)	(15,738)

Total	¥102,174	¥84,112	¥92,875

Other changes in plan assets and benefit obligations recognized as other comprehensive loss (income) for the fiscal years ended March 31, 2011 and 2012 are as follows:

	2011	2012
	Millions of yen
Other comprehensive loss (income)
Net loss (gain) arising during period	¥47,540	¥17,681
Amortization of net actuarial loss	(11,936)	(16,624)
Amortization of transition obligation	(169)	(169)
Accrued past service liability	(31)	173
Amortization of prior service cost	22,279	15,738
Other	1,169	3,146

Total	¥58,852	¥19,945

The amounts of net actuarial loss, transition obligation and prior service cost included as accumulated other comprehensive loss (income) expected to be recognized as components of net periodic benefit cost for the fiscal year ending March 31, 2013 amount to ¥16,900 million, ¥167 million and ¥(5,604) million, respectively.

The following table reflects the weighted-average assumptions used to determine the benefit obligations and net periodic benefit cost:

	2010	2011	2012
Weighted-average assumption used to determine benefit obligations at March 31
Discount rate	2.1%	2.0%	1.9%
Rate of compensation increase	1.9-3.2%	2.4-3.4%	2.4-3.4%
Weighted-average assumption used to determine net periodic benefit cost for years ended March 31
Discount rate	2.2%	2.1%	2.0%
Rate of compensation increase	1.9-3.2%	1.9-3.2%	2.4-3.4%
Expected long-term return on plan assets	2.5%	2.3%	2.0%

In determining the expected long-term rate of return on plan assets, NTT considers the current and projected asset allocations, as well as expected long-term investment returns and risks for each category of plan assets based on analysis of historical results.

The following table presents the fair values of pension plan assets of contract-type corporate pension plans as of March 31, 2011 and 2012. Descriptions of fair value hierarchy and the inputs used in measuring fair value are presented in Note 14.

	2011
	Total	Fair value measurements using
		Level 1	Level 2	Level 3
	Millions of yen
Cash and cash equivalents	¥14,316	¥14,316	—	—

Debt securities
Japanese government bonds/local government bonds	308,776	286,240	22,536	—
Domestic corporate bonds	115,223	—	115,223	—
Foreign government bonds	140,943	132,706	8,237	—
Foreign corporate bonds	6,914	1,507	5,207	200

Equity securities
Domestic	229,396	228,994	402	—
Foreign	91,201	91,201	—	—

Securities investment trust
Domestic/debt securities	16,082	—	16,082	—
Domestic/equity securities	16,603	—	16,603	—
Foreign/debt securities	10,515	—	10,515	—
Foreign/equity securities	9,712	—	9,712	—

Life insurance company general accounts	125,186	—	125,186	—

Others	1,933	—	(36)	1,969

Total	¥1,086,800	¥754,964	¥329,667	¥2,169

	2012
	Total	Fair value measurements using
		Level 1	Level 2	Level 3
	Millions of yen
Cash and cash equivalents	¥11,822	¥11,822	—	—

Debt securities
Japanese government bonds/local government bonds	415,557	396,847	18,710	—
Domestic corporate bonds	119,942	—	119,942	—
Foreign government bonds	90,769	89,474	1,295	—
Foreign corporate bonds	4,102	306	3,796	—

Equity securities
Domestic	138,916	138,916	—	—
Foreign	98,149	98,149	—	—

Securities investment trust
Domestic/debt securities	13,179	—	13,179	—
Domestic/equity securities	11,064	—	11,064	—
Foreign/debt securities	7,845	—	7,845	—
Foreign/equity securities	10,683	—	10,683	—

Life insurance company general accounts	148,643	—	148,643	—

Others	2,208	—	10	2,198

Total	¥1,072,879	¥735,514	¥335,167	¥2,198

Cash and cash equivalents

Cash and cash equivalents include foreign currency deposits and call loans, and are all classified as Level 1.

Debt securities

Debt securities include Japanese government bonds and local government bonds, domestic corporate bonds, foreign government bonds and foreign corporate bonds. If active market prices are available, fair value is measured by quoted prices for identical assets in active markets, which classified to Level 1. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified to Level 2. In case its fair value is measured by inputs derived from unobservable data, it is classified to Level 3.

Equity securities

Equity securities include domestic stocks and foreign stocks. If active market prices are available, fair value is measured by quoted prices for identical assets in active markets, which classified to Level 1. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified to Level 2.

Securities investment trust

Securities investment trust beneficiary certificates include bond investment trusts and foreign stock investment trusts. Its fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified to Level 2.

Life insurance company general accounts

Life insurance company general accounts are the financial assets which guarantee an expected rate of return and principal and they are all classified to Level 2.

Others

Others include fund of hedge funds and pension investment trust beneficiary rights. Its fair value is measured by inputs derived from unobservable data, which is classified to Level 3.

Level 3 reconciliation is not disclosed, since the amounts in Level 3 are immaterial.

NTT Group’s policy toward plan asset management is formulated with the ultimate objective of ensuring the steady disbursement of benefits in future periods. The long-term objective of asset management, therefore, is to secure the total profits deemed necessary to ensure pension financing. To achieve this, NTT Group selects various investments and takes into consideration their expected returns and risks and the correlation among them. NTT Group then sets the target allocation ratio for plan assets and endeavors to maintain that ratio. The target allocations are formulated from a mid- to long-term perspective and are reviewed annually. In the event that there is a significant change in the investment environment, NTT Group also reviews the asset allocations as necessary. The target allocations in March 2012 are: domestic bonds, 53.0%; domestic stocks, 13.0%; foreign bonds, 10.0%; foreign stocks, 10.0%; and life insurance company general accounts, 14.0%. As securities investment trust beneficiary certificates are established for each asset, they are allocated among domestic bonds, domestic stocks, foreign bonds and foreign stocks.

Domestic stocks include NTT Group’s and its affiliates’ common stock with an aggregate fair value of ¥7,109 million (0.7% of total plan assets) and ¥3,020 million (0.3% of total plan assets) at March 31, 2011 and 2012, respectively.

NTT Group expects to contribute ¥67,960 million to the contract-type corporate pension plans in the fiscal year ending March 31, 2013.

The estimated future benefit payments are as follows:

Year ending March 31	Millions of yen
2013	¥183,669
2014	187,417
2015	181,377
2016	177,088
2017	168,262
2018-2022	610,529

Total	¥1,508,342

(2)    Social Welfare Pension Scheme and NTT Kigyou-Nenkin-Kikin (NTT Corporate Defined Benefit Pension Plan)

Since incorporation in April 1985, both NTT Group and its employees had made contributions every year to the Nippon Telegraph and Telephone Mutual Aid Plan (“the NTT Mutual Aid Plan”), which was one of the Japanese government-regulated social welfare pension schemes, based on the Public Corporation Employee Mutual Aid Association Law, and was operated to pay pension benefits to the retired/existing employees of NTT, Public Corporation and/or their predecessor government organizations (Ministry of Communications in the area of telecommunications and the Ministry of Telecommunications). The NTT Mutual Aid Plan was considered as a multi-employer plan and, accordingly, contributions were recognized as an expense when they were required for the period.

As part of the Japanese social welfare pension scheme restructuring in 1997, the Japanese Welfare Pension Insurance Law was amended effective April 1, 1997 to integrate the NTT Mutual Aid Plan under the Public Corporation Employee Mutual Aid Association Law with the Welfare Pension Insurance Scheme under the Japanese Welfare Pension Insurance Law. This converted the NTT Mutual Aid Plan into a) the national Kosei-Nenkin (“the National Plan”), b) NTT Kosei-Nenkin-Kikin (the “NTT Plan”) and c) the Special Accounting Fund for the NTT Plan (former NTT Mutual Aid Plan). Based on the Law Concerning Defined-Benefit Corporate Pension Plans which came into force in June 2001, the NTT Plan completed the transfer to the Japanese Government of the substitutional portion of the benefit obligations, as described below. In July 2007, the NTT Plan was converted to NTT Kigyou-Nenkin-Kikin or the NTT Corporate Defined Benefit Pension Plan (“NTT CDBP”) that succeeded the pension benefit obligations after the transfer to the Japanese Government of the substitutional portion of the benefit obligations.

a)    The National Plan

The National Plan is a government-regulated social welfare pension plan under the Japanese Welfare Pension Insurance Law and since April 1997, both NTT Group and its employees have made contributions to such plan every year. It is considered as a multi-employer plan and contributions are recognized as expenses when contributions are required. The total amounts of contributions were ¥121,464 million, ¥121,025 million and ¥122,215 million for the fiscal years ended March 31, 2010, 2011 and 2012, respectively. In addition, the National Plan is a social welfare pension scheme, and because the information required by its accounting standards is limited, additional quantitative information relating to participation in the multi-employer plan is not disclosed.

b)    The NTT CDBP (former NTT Plan)

NTT established the NTT Plan in April 1997. Both NTT Group and its employees made contributions to such plan to supplement the pension benefits to which the employees were entitled under the National Plan. The NTT Plan was regulated under the Japanese Welfare Pension Insurance Law and covered a substitutional portion of the National Plan.

The NTT Plan is considered a defined benefit pension plan and is accounted for separately from the severance payments and the contract-type corporate pension plans as described in the preceding paragraph in (1) above.

In June 2003, under the Law Concerning Defined-Benefit Corporate Pension Plans, the NTT Plan applied to the Japanese Government for permission to be relieved of the obligations related to future employee services to disburse the NTT Plan benefits covering the substitutional portion and in September 2003, the approval was granted. In April 2007, the NTT Plan applied for permission to be relieved of the remaining obligations related to past services to disburse the benefits covering the substitutional portion, and in July 2007, the approval was granted. As a result, the NTT Plan was converted to the NTT CDBP, a defined-benefit corporate pension fund.

In February 2008, the NTT CDBP completed the transfer to the Japanese Government of the substitutional portion of the benefit obligations and related plan assets, determined pursuant to the government formula, of the pension fund to the government agency.

The following table presents a reconciliation of the changes in the benefit obligations and fair value of assets of the NTT CDBP at March 31, 2011 and 2012. NTT uses a March 31 measurement date.

	2011	2012
	Millions of yen
Change in benefit obligations:
Benefit obligation, beginning of year	¥1,338,782	¥1,426,059
Service cost	36,591	37,896
Interest cost	27,866	27,980
Actuarial loss (gain)	34,091	(48)
Other	11,967	2,235
Benefit payments	(23,238)	(27,058)

Benefit obligation, end of year	1,426,059	1,467,064

Change in fair value of plan assets:
Fair value of plan assets, beginning of year	921,356	898,141
Actual return on plan assets	(23,447)	12,654
Employer contributions	7,652	7,542
Employee contributions	3,615	3,567
Other	12,203	2,401
Benefits payments	(23,238)	(27,058)

Fair value of plan assets, end of year	898,141	897,247

At March 31:
Under funded status	¥(527,918)	¥(569,817)

The following table provides the amounts recognized in the consolidated balance sheets:

	2011	2012
	Millions of yen
At March 31:
Liability for employees’ retirement benefits	¥(527,918)	¥(569,817)
Accumulated other comprehensive loss	182,711	178,539

Net amount recognized	¥(345,207)	¥(391,278)

The following table provides the amounts recognized as accumulated other comprehensive loss (income):

	2011	2012
	Millions of yen
At March 31:
Net actuarial loss	¥191,578	¥183,549
Prior service cost(*)	(8,867)	(5,010)

Total	¥182,711	¥178,539

(*)	Prior service cost has been amortized on the straight-line method over the average remaining service period of employees expected to receive benefits under the plan.

The accumulated benefit obligation was ¥1,215,312 million and ¥1,255,295 million at March 31, 2011 and 2012, respectively.

The charges to income for employees’ retirement benefits for each of the three years in the period ended March 31, 2012 included the following components:

	2010	2011	2012
	Millions of yen
Service cost	¥36,415	¥36,591	¥37,896
Interest cost on projected benefit obligation	28,084	27,866	27,980
Expected return on plan assets	(20,539)	(22,858)	(21,901)
Amortization of net actuarial loss	18,869	12,488	17,232
Amortization of prior service cost	(4,597)	(4,526)	(3,857)
Employee contributions	(3,605)	(3,615)	(3,567)

Total	¥54,627	¥45,946	¥53,783

Other changes in plan assets and benefit obligations recognized as other comprehensive loss (income) for the fiscal years ended March 31, 2011 and 2012 are as follows:

	2011	2012
	Millions of yen
Other comprehensive loss (income)
Net loss (gain) arising during period	¥80,396	¥9,199
Amortization of net actuarial loss	(12,488)	(17,232)
Amortization of prior service cost	4,526	3,857
Other	91	4

Total	¥72,525	¥(4,172)

The amounts of net actuarial loss and prior service cost included as accumulated other comprehensive loss (income) expected to be recognized as components of net periodic benefit cost for the fiscal year ending March 31, 2013 amount to ¥15,921 million and ¥(3,187) million, respectively.

The following table reflects the weighted-average assumptions used to determine the benefit obligations and net periodic benefit cost:

	2010	2011	2012
Weighted-average assumption used to determine benefit obligations at March 31
Discount rate	2.1%	2.0%	1.9%
Rate of compensation increase	3.4%	3.4%	3.4%
Weighted-average assumption used to determine net periodic benefit cost for years ended March 31
Discount rate	2.2%	2.1%	2.0%
Rate of compensation increase	3.4%	3.4%	3.4%
Expected long-term return on plan assets	2.5%	2.5%	2.5%

In determining the expected long-term rate of return on plan assets, NTT Group considers the current and projected asset allocations, as well as expected long-term investment returns and risks for each category of the plan assets based on analysis of historical results.

The following table presents the fair values of pension plan assets of NTT CDBP as of March 31, 2011 and 2012. Descriptions of fair value hierarchy and the inputs used in measuring fair value are presented in Note 14.

	2011
	Total	Fair value measurements using
		Level 1	Level 2	Level 3
	Millions of yen
Cash and cash equivalents	¥9,165	¥9,165	—	—

Debt securities
Japanese government bonds/local government bonds	149,044	132,538	16,506	—
Domestic corporate bonds	220,970	—	220,970	—
Foreign government bonds	71,123	67,418	3,705	—
Foreign corporate bonds	2,331	320	2,011	—

Equity securities
Domestic	211,577	211,010	567	—
Foreign	122,184	122,184	—	—

Securities investment trust
Domestic/debt securities	11,724	—	11,724	—
Domestic/equity securities	22,247	—	22,247	—
Foreign/debt securities	8,365	—	8,365	—
Foreign/equity securities	9,598	—	9,598	—

Life insurance company general accounts	53,907	—	53,907	—

Others	5,906	—	2	5,904

Total	¥898,141	¥542,635	¥349,602	¥5,904

	2012
	Total	Fair value measurements using
		Level 1	Level 2	Level 3
	Millions of yen
Cash and cash equivalents	¥5,932	¥5,932	—	—

Debt securities
Japanese government bonds/local government bonds	304,330	289,164	15,166	—
Domestic corporate bonds	88,047	—	88,047	—
Foreign government bonds	68,930	68,281	649	—
Foreign corporate bonds	2,417	123	2,294	—

Equity securities
Domestic	192,082	192,069	13	—
Foreign	108,260	108,260	—	—

Securities investment trust
Domestic/debt securities	14,997	—	14,997	—
Domestic/equity securities	19,660	—	19,660	—
Foreign/debt securities	12,547	—	12,547	—
Foreign/equity securities	13,831	—	13,831	—

Life insurance company general accounts	61,529	—	61,529	—

Others	4,685	—	(2)	4,687

Total	¥897,247	¥663,829	¥228,731	¥4,687

Cash and cash equivalents

Cash and cash equivalents include foreign currency deposits and call loans, and are all classified as Level 1.

Debt securities

Debt securities include Japanese government bonds and local government bonds, domestic corporate bonds, foreign government bonds and foreign corporate bonds. If active market prices are available, fair value is measured by quoted prices for identical assets in active markets, which classified to Level 1. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified to Level 2.

Equity securities

Equity securities include domestic stocks and foreign stocks. If active market prices are available, fair value is measured by quoted prices for identical assets in active markets, which classified to Level 1. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified to Level 2.

Securities investment trust

Securities investment trust beneficiary certificates include bond investment trusts and foreign stock investment trusts. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified to Level 2.

Life insurance company general accounts

Life insurance company general accounts are the financial assets which guarantee an expected rate of return and principal and they are all classified to Level 2.

Others

Others include loans to employees and leasing receivables, which are classified to Level 3.

Level 3 reconciliation is not disclosed, since the amounts in Level 3 are immaterial.

NTT Group’s policy toward plan asset management is formulated with the ultimate objective of ensuring the steady disbursement of benefits in future periods. The long-term objective of asset management, therefore, is to secure the total profits deemed necessary to ensure pension financing. To achieve this, NTT Group selects various investments and takes into consideration their expected returns and risks and the correlation among them. NTT Group then sets the target allocation ratio for plan assets and endeavors to maintain that ratio. The target allocations are formulated from a mid- to long-term perspective and are reviewed annually. In the event that there is a significant change in the investment environment, NTT Group also reviews the asset allocations as necessary. The weighted-average target allocations in March 2012 are: domestic bonds, 47.7%; domestic stocks, 20.9%; foreign bonds, 10.0%; foreign stocks, 14.4%; and life insurance company general accounts, 7.0%. As securities investment trust beneficiary certificates are established for each asset, they are allocated among domestic bonds, domestic stocks, foreign bonds and foreign stocks.

Domestic stocks include NTT Group’s and its affiliates’ common stock with an aggregate fair value of ¥6,974 million (0.8% of total plan assets) and ¥4,727 million (0.5% of total plan assets) at March 31, 2011 and 2012, respectively.

NTT Group expects to contribute ¥7,341 million to the NTT CDBP in the fiscal year ending March 31, 2013.

The estimated future benefit payments of the NTT CDBP are as follows:

Year ending March 31	Millions of yen
2013	¥31,359
2014	38,278
2015	41,262
2016	44,123
2017	46,453
2018-2022	256,524

Total	¥457,999

c)    The Special Accounting Fund for the NTT CDBP (former Special Accounting Fund for the NTT Plan)

The Special Accounting Fund for the NTT Plan (former NTT Mutual Aid Plan) was a transitional pension plan created to settle the former NTT Mutual Aid Plan in accordance with the Law to Partially Amend the Japanese Welfare Pension Insurance Law and other legislation. The NTT Mutual Aid Plan was integrated with the National Plan in April 1997, and the Special Accounting Fund for the NTT Plan aims to provide pension benefits for employees who retired before the 1997 shift in the scheme based on the Former Public Corporation Employee Mutual Aid Association Law.

In July 2007, the Special Accounting Fund for the NTT Plan was converted to the Special Accounting Fund for the NTT CDBP as the NTT Plan was converted to the NTT CDBP.

Based on the provisions of the Law to Partially Amend the Japanese Welfare Pension Insurance Law and other legislation, NTT pays contributions set by the Japanese Government every year to the Special Accounting Fund for the NTT CDBP to cover the costs of pension benefits based on the Former Public Corporation Employee Mutual Aid Association Law to cover benefits for the period of service in and prior to June 1956 of employees who retired in July 1956 or later from NTT, Public Corporation, and/or their predecessor government organizations (Ministry of Communications in the area of telecommunications and the Ministry of Telecommunications).

The Special Accounting Fund for the NTT CDBP is a social welfare pension scheme, as are the former NTT Mutual Aid Plan and the current National Plan. It is considered as a multi-employer plan and therefore contributions are recognized as expenses when contributions are required. The amounts of contributions were ¥56,927 million, ¥55,070 million and ¥50,574 million for the fiscal years ended March 31, 2010, 2011 and 2012, respectively, and NTT expects such contributions will decrease year by year. In addition, the Special Accounting Fund for the NTT CDBP is a social welfare pension scheme, and because the information required by its accounting standards is limited, additional quantitative information relating to participation in the multi-employer plan is not disclosed.

Income Taxes	12 Months Ended
Mar. 31, 2012
Income Taxes

11.    Income taxes:

Total income taxes recognized for the fiscal years ended March 31, 2010, 2011 and 2012 are as follows:

	2010	2011	2012
	Millions of yen
Income from continuing operations	¥447,001	¥475,592	¥587,793
Equity in earnings (losses) of affiliated companies	4,821	(1,027)	(4,540)
Other comprehensive income (loss):
Unrealized gain (loss) on securities	16,013	(1,306)	(580)
Unrealized gain (loss) on derivative instruments	(562)	(1,302)	459
Foreign currency translation adjustments	3,558	(12,818)	(15,622)
Pension liability adjustments	79,525	(49,557)	(5,920)

Total income taxes	¥550,356	¥409,582	¥561,590

Substantially all of NTT Group’s income before income taxes and equity in earnings (losses) of affiliated companies for all periods presented and the related income tax expenses (benefits) are related to domestic operations. During the fiscal years ended March 31, 2010, 2011 and 2012, NTT and its domestic subsidiaries were subject to a National Corporate Tax of 30%, a Corporate Inhabitant Tax of approximately 6% and a deductible Corporate Enterprise Tax of approximately 8%, which in the aggregate resulted in a combined statutory income tax rate of approximately 41%. The rate of the Corporate Inhabitant Tax and Corporate Enterprise Tax differs depending on the municipalities.

“The Act to Amend Sections of the Income Tax Act for Tax Reform in Accordance with Changes to the Economic Social Structure” and “The Act on Special Measures for Reconstruction and Rehabilitation in Response to the Great East Japan Earthquake” were enacted on November 30, 2011. Income tax rates will be adjusted from consolidated accounting periods that begin on or after April 1, 2012. The aggregate statutory income tax rate declined from approximately 41% to approximately 38% for the fiscal years ending March 31, 2013-2015, and then to approximately 36% for fiscal years ending March 31, 2016 and thereafter. As a result of this change in the income tax rate, net deferred tax assets existing on the enactment date decreased by ¥89,936 million, and these adjustments are included in “Income tax expense (benefit) -Deferred” in the consolidated statements of income for the fiscal year ended March 31, 2012. Net income attributable to NTT decreased ¥80,232 million for the fiscal year ended March 31, 2012.

NTT files a consolidated tax return with its wholly owned subsidiaries for National Corporate Tax purposes. The realizable amounts of deferred tax assets related to National Corporate Tax are assessed on the basis of the projected future taxable income of NTT and its wholly owned subsidiaries. As of March 31, 2012, NTT had 107 wholly owned subsidiaries in Japan, including NTT East, NTT West and NTT Communications.

Reconciliations of the difference between the actual effective income tax rate of NTT and the statutory tax rate are as follows:

	Percent of income before income taxes and equity in earnings of affiliated companies
	2010	2011	2012
Statutory tax rate	40.65%	40.65%	40.65%
Tax credit	(1.80)	(1.61)	(1.47)
Net change in valuation allowance	0.98	0.59	(0.27)
Net change in deferred tax liability on change in interest in and reorganization of subsidiaries	(0.39)	—	—
Effect of changes in the enacted tax rates	—	—	6.99
Other	0.47	0.82	1.53

Effective tax rate	39.91%	40.45%	47.43%

Significant components of deferred tax assets and liabilities at March 31, 2011 and 2012 are as follows:

	2011	2012
	Millions of yen
Deferred tax assets:
Liability for employees’ retirement benefits	¥627,346	¥558,175
Accrued enterprise tax	17,114	17,215
Property, plant and equipment and intangible assets principally due to differences in depreciation	437,054	386,961
Compensated absences	103,659	96,101
Accrued bonus	45,851	42,895
Unamortized purchases of leased assets	11,388	9,152
Operating loss carryforwards	175,472	149,813
Accrued liabilities for loyalty programs	121,109	97,536
Deferred revenues regarding Nikagetsu Kurikoshi	28,453	20,794
Foreign currency translation adjustments	21,809	36,812
Other	159,345	151,627

Total gross deferred tax assets	1,748,600	1,567,081
Less—Valuation allowance	(274,559)	(242,158)

Total deferred tax assets	1,474,041	1,324,923

Deferred tax liabilities:
Unrealized gains on securities	(3,343)	(5,843)
Special depreciation reserve	(112)	(1,139)
Issuance of subsidiaries common stock etc.	(347,597)	(303,363)
Other	(175,187)	(171,858)

Total gross deferred tax liabilities	(526,239)	(482,203)

Net deferred tax assets	¥947,802	¥842,720

The valuation allowance at March 31, 2011 and 2012 mainly related to deferred tax assets of NTT and certain subsidiaries with operating loss carryforwards for tax purposes that are not expected to be realized. The net change in the total valuation allowance for the year ended March 31, 2010 was a decrease of ¥35,172 million, and for the year ended March 31, 2011 was an increase of ¥8,709 million, and for the year ended March 31, 2012 was a decrease of ¥32,401 million. The increase for the year ended March 31, 2011 is primarily for valuation allowances established for deferred tax assets recognized for subsidiaries acquired in purchase business combinations.

Realization of the deferred tax assets depends upon the generation of future taxable income during the periods in which those temporary differences become deductible and loss carryforwards are utilizable. Management considers the projected future taxable income, tax-planning strategies and scheduled reversal of deferred tax liabilities in making this assessment. Although realization is not assured, management believes it is more likely than not that all of the deferred tax assets, less valuation allowance, will be realized. The amount of such net assets considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.

Net deferred tax assets at March 31, 2011 and 2012 are included in the consolidated balance sheets as follows:

	2011	2012
	Millions of yen
Deferred income taxes (current assets)	¥244,881	¥223,021
Deferred income taxes (investments and other assets)	886,953	789,293
Other current liabilities	(222)	(3)
Deferred income taxes (long-term liabilities)	(183,810)	(169,591)

Total	¥947,802	¥842,720

At March 31, 2012, NTT and certain subsidiaries had operating loss carryforwards for tax purposes of ¥594,453 million, which may be used as a deduction in determining taxable income in future periods. The period available to offset future taxable income varies in each tax jurisdiction as follows:

Year ending March 31	Millions of yen
Within 5 years	¥158,187
6 to 20 years	373,993
Indefinite periods	62,273

Total	¥594,453

Deferred tax liabilities recognized for certain portions of the undistributed earnings of NTT’s foreign subsidiaries are immaterial.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

2011
Millions of yen
Balance at March 31, 2010	¥—
Acquisition	5,345
Increase in tax position of current year	22
Foreign currency translation adjustments	70

Balance at March 31, 2011	¥5,437

2012
Millions of yen
Balance at March 31, 2011	¥5,437
Increase in tax position of current year	632
Decrease in tax position of prior year	(903)
Settlements	(165)
Foreign currency translation adjustments	(466)

Balance at March 31, 2012	¥4,535

The unrecognized tax benefit which would favorably affect the effective income tax rate in future periods was ¥5,437 million and ¥4,535 million at March 31, 2011 and 2012, respectively. NTT does not expect any material changes in its reserves for unrecognized tax benefits in the next 12 months. NTT Group has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of income tax expense (benefit) in the consolidated statements of income. The total amounts of interest and penalties related to unrecognized tax benefits for the fiscal years ended March 31, 2010, 2011 and 2012 were immaterial. As of March 31, 2012, tax inquiries for NTT and its principal subsidiaries for fiscal years ended March 31, 2009 and prior have been completed by the tax authorities.

Consumption Tax	12 Months Ended
Mar. 31, 2012
Consumption Tax

12.    Consumption tax:

The consumption tax rate, with minor exceptions, for all taxable goods and services is 5%. Consumption tax payable or receivable is determined based on consumption taxes levied on operating revenues offset by consumption taxes directly incurred by the company when purchasing goods and services. Items in the consolidated statements of income are presented on a net basis of consumption tax.

Equity	12 Months Ended
Mar. 31, 2012
Equity

13.    Equity:

Change in NTT’s shares of common stock and treasury stock for the fiscal years ended March 31, 2010, 2011 and 2012 are as follows:

	Change in shares
	Issued shares	Treasury stock
Balance at March 31, 2009	1,574,120,900	250,844,167
Acquisition of treasury stock through purchase of less-than-one-unit shares	—	130,382
Resale of treasury stock to holders of less-than-one-unit shares	—	(50,884)
Balance at March 31, 2010	1,574,120,900	250,923,665
Acquisition of treasury stock through purchase of less-than-one-unit shares	—	111,369
Resale of treasury stock to holders of less-than-one-unit shares	—	(49,201)
Cancellation of treasury stock under resolution of the board of directors	(125,461,833)	(125,461,833)

Balance at March 31, 2011	1,448,659,067	125,524,000
Acquisition of treasury stock under resolution of the board of directors	—	99,334,200
Acquisition of treasury stock through purchase of less-than-one-unit shares	—	64,112
Resale of treasury stock to holders of less-than-one-unit shares	—	(28,668)
Cancellation of treasury stock under resolution of the board of directors	(125,461,832)	(125,461,832)

Balance at March 31, 2012	1,323,197,235	99,431,812

According to the NTT Law, NTT must obtain authorization from the Minister of Internal Affairs and Communications for certain financial matters including (1) certain new share issuance, including shares issuable upon the exercise of stock acquisition rights; (2) any resolution for (i) a change in the Articles of Incorporation, (ii) an appropriation of profits or (iii) any merger or dissolution; and (3) any disposition of major telecommunications trunk lines and equipment or providing mortgages on such properties.

On November 24, 1995, based upon the resolution of the board of directors’ meeting held on April 28, 1995, NTT capitalized the aggregate amount of ¥15,600 million of its additional paid-in capital to the common stock account and made a free share distribution of 312,000 shares to shareholders of record at September 30, 1995 representing 2% of outstanding shares. Under generally accepted accounting principles in Japan, no accounting entry is required for such a free share distribution. Had the distribution been accounted for entities in the United States, ¥234,624 million would have been transferred from retained earnings to the applicable capital account.

Effective May 1, 2006, the Japanese Corporation Law provides that (i) dividends of earnings require approval at a general meeting of shareholders, (ii) interim cash dividends can be distributed upon the approval of the board of directors, if the Articles of Incorporation provide for such interim cash dividends, and (iii) an amount equal to at least 10% of the decrease in retained earnings resulting from a dividend payment be appropriated from retained earnings to a legal reserve until such reserve is equal to 25% of capital stock. The legal reserve is available for distribution upon approval at a shareholders’ meeting.

The Japanese Corporation Law provides that corporations are able to repurchase their own shares in market transactions by resolution of the board of directors in case that articles of incorporation prescribe so.

On May 14, 2010, the board of directors adopted the basic policy on cancellation of treasury stock. Pursuant to this policy, all treasury stock owned by NTT as of March 31, 2010 (250,923,665 shares) would be cancelled over two fiscal years, with one-half of the treasury stock cancelled during the 2010 calendar year and the remainder of the treasury stock to be cancelled during the fiscal year ended March 31, 2012.

On November 9, 2010, the board of directors resolved that NTT will cancel 125,461,833 shares held as treasury stock and on November 15, 2010, NTT cancelled these shares. As a result of this cancellation, “Additional paid-in capital” and “Retained earnings” decreased by ¥916 million and ¥601,976 million, respectively.

On May 13, 2011, the board of directors resolved that NTT may acquire up to a total not exceeding 60 million outstanding shares of its common stock at an amount in total not exceeding ¥280 billion from May 16, 2011 through September 30, 2011. Based on this resolution, NTT repurchased 57,513,600 shares of its common stock at ¥223,440 million on July 5, 2011 using the Tokyo Stock Exchange Trading Network Off-Auction Own Share Repurchase Trading System (“ToSTNeT-3”).

On November 9, 2011, the board of directors resolved that NTT will cancel 125,461,832 shares held as treasury stock on November 15, 2011, and that NTT may acquire up to a total not exceeding 44 million outstanding shares of its common stock at an amount in total not exceeding ¥220 billion from November 16, 2011 through March 30, 2012. As a result of this cancellation, “Retained earnings” decreased by ¥566,551 million. NTT repurchased 41,820,600 shares of its common stock at ¥158,291 million on February 8, 2012 using ToSTNeT-3.

The amount of statutory retained earnings of NTT available for the payments of dividends to shareholders as of March 31, 2012 was ¥956,919 million. In accordance with customary practice in Japan, appropriations of retained earnings are not accrued in the financial statements for the period to which they relate but are recorded in the subsequent accounting period after shareholders’ approval has been obtained. Retained earnings in the accompanying consolidated financial statements at March 31, 2012 includes amounts representing final cash dividends of ¥85,664 million, ¥70 per share, which were approved at the shareholders’ meeting held on June 22, 2012.

Accumulated other comprehensive income (loss)—

An analysis of the changes for the fiscal years ended March 31, 2010, 2011 and 2012 in accumulated other comprehensive income (loss) is shown below:

	2010	2011	2012
	Millions of yen
Unrealized gain (loss) on securities:
At beginning of year	¥17,470	¥33,128	¥28,973
Change during the year	15,658	(4,155)	6,626

At end of year	¥33,128	¥28,973	¥35,599

Unrealized gain (loss) on derivative instruments:
At beginning of year	¥1,613	¥686	¥(957)
Change during the year	(927)	(1,643)	(935)

At end of year	¥686	¥(957)	¥(1,892)

Foreign currency translation adjustments:
At beginning of year	¥(16,265)	¥(8,478)	¥(41,248)
Change during the year	7,787	(32,770)	(54,924)

At end of year	¥(8,478)	¥(41,248)	¥(96,172)

Pension liability adjustments:
At beginning of year	¥(344,735)	¥(214,942)	¥(290,476)
Change during the year	129,793	(75,534)	(4,902)

At end of year	¥(214,942)	¥(290,476)	¥(295,378)

Total accumulated other comprehensive income (loss):
At beginning of year	¥(341,917)	¥(189,606)	¥(303,708)
Change during the year	152,311	(114,102)	(54,135)

At end of year	¥(189,606)	¥(303,708)	¥(357,843)

The following table provides the details of change in unrealized gain (loss) on derivative instruments (net of tax) for the fiscal years ended March 31, 2010, 2011 and 2012:

	2010
	Pre-tax amount	Net-of-tax amount
	Millions of yen
Unrealized gain (loss) arising during the period	¥668	¥367
Less—Reclassification adjustment for realized gain included in net income	(2,157)	(1,294)

Net change in unrealized gain (loss) on derivative instruments	¥(1,489)	¥(927)

	2011
	Pre-tax amount	Net-of-tax amount
	Millions of yen
Unrealized gain (loss) arising during the period	¥(1,795)	¥(918)
Less—Reclassification adjustment for realized gain included in net income	(1,150)	(725)

Net change in unrealized gain (loss) on derivative instruments	¥(2,945)	¥(1,643)

	2012
	Pre-tax amount	Net-of-tax amount
	Millions of yen
Unrealized gain (loss) arising during the period	¥357	¥(520)
Less—Reclassification adjustment for realized gain included in net income	(833)	(415)

Net change in unrealized gain (loss) on derivative instruments	¥(476)	¥(935)

The following table provides the details of change in pension liability adjustments for the fiscal years ended March 31, 2011 and 2012:

	2011	2012
	Millions of yen
Net gain (loss) arising during period, before tax	¥(127,367)	¥(26,465)
Prior service cost arising during period, before tax	79	(173)

Reclassification adjustment, before tax
Amortization of net actuarial loss (gain)	24,492	33,883
Amortization of transition obligation	184	172
Amortization of prior service cost	(26,811)	(19,601)
Other	4,332	1,362

Change of pension liability adjustments during the year, before tax	(125,091)	(10,822)

Income tax expense related to pension liability adjustments	49,557	5,920

Change of pension liability adjustments during the year, net of tax	¥(75,534)	¥(4,902)

Tax effects allocated to each component of other comprehensive income (loss) for the fiscal years ended March 31, 2010, 2011 and 2012 are shown below:

	Pre-tax amount	Tax benefit / (expense)	Net-of-tax amount
	Millions of yen
For the fiscal year ended March 31, 2010:
Unrealized gain (loss) on securities	¥36,582	¥(16,013)	¥20,569
Unrealized gain (loss) on derivative instruments	(1,526)	562	(964)
Foreign currency translation adjustments	13,202	(3,558)	9,644
Pension liability adjustments	214,494	(79,525)	134,969

Other comprehensive income (loss)	¥262,752	¥(98,534)	¥164,218

For the fiscal year ended March 31, 2011:
Unrealized gain (loss) on securities	¥(7,597)	¥1,306	¥(6,291)
Unrealized gain (loss) on derivative instruments	(2,835)	1,302	(1,533)
Foreign currency translation adjustments	(56,934)	12,818	(44,116)
Pension liability adjustments	(130,060)	49,557	(80,503)

Other comprehensive income (loss)	¥(197,426)	¥64,983	¥(132,443)

For the fiscal year ended March 31, 2012:
Unrealized gain (loss) on securities	¥7,658	¥580	¥8,238
Unrealized gain (loss) on derivative instruments	(1,772)	(459)	(2,231)
Foreign currency translation adjustments	(84,991)	15,622	(69,369)
Pension liability adjustments	(14,462)	5,920	(8,542)

Other comprehensive income (loss)	¥(93,567)	¥21,663	¥(71,904)

Fair Value Measurements	12 Months Ended
Mar. 31, 2012
Fair Value Measurements

14.    Fair Value Measurements:

The inputs to valuation techniques used to measure fair value are required to categorize by fair value hierarchy. The fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1—Inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

•	Level 2—Inputs are other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

•	Level 3—Inputs are unobservable inputs for the asset or liability.

Assets and liabilities measured at fair value on a recurring basis as of March 31, 2011 and 2012 are as follows:

	2011
	Fair value measurements using
	Total	Level 1(*1)	Level 2(*2)	Level 3(*3)
	Millions of yen
Assets
Available-for-sale securities:
Domestic equity securities	¥74,834	¥74,722	¥112	¥—
Foreign equity securities	101,679	101,679	—	—
Domestic debt securities	23,570	5,190	14,077	4,303
Foreign debt securities	8,046	33	8,013	—
Derivatives:
Forward exchange contracts	832	—	832	—
Interest rate swap agreements	1,281	—	1,281	—
Currency swap agreements	1,608	—	1,608	—
Currency option agreements	1	—	1	—

Liabilities
Derivatives:
Forward exchange contracts	1,035	—	1,035	—
Interest rate swap agreements	1,921	—	1,921	—
Currency swap agreements	9,529	—	9,529	—
Currency option agreements	¥1,860	¥—	¥1,860	¥—

There were no transfers between Level 1 and Level 2.

Level 3 reconciliation is not disclosed, since the amounts in Level 3 are immaterial.

	2012
	Fair value measurements using
	Total	Level 1(*1)	Level 2(*2)	Level 3(*3)
	Millions of yen
Assets
Available-for-sale securities:
Domestic equity securities	¥81,850	¥81,747	¥103	¥—
Foreign equity securities	98,917	98,917	—	—
Domestic debt securities	32,516	6,272	23,516	2,728
Foreign debt securities	12,069	419	11,650	—
Derivatives:
Forward exchange contracts	920	—	920	—
Interest rate swap agreements	153	—	153	—
Currency swap agreements	2,160	—	2,160	—

Liabilities
Derivatives:
Forward exchange contracts	995	—	995	—
Interest rate swap agreements	1,676	—	1,676	—
Currency swap agreements	1,769	—	1,769	—
Currency option agreements	¥1,096	¥—	¥1,096	¥—

(*1)	Quoted prices for identical assets or liabilities in active markets
(*2)	Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, inputs derived principally from observable market data
(*3)	Unobservable inputs

There were no transfers between Level 1 and Level 2.

Level 3 reconciliation is not disclosed, since the amounts in Level 3 are immaterial.

Available-for-sale securities—

Available-for-sale securities comprised marketable equity securities and debt securities, and financial instruments classified as available-for-sale securities. If active market prices are available, fair value is measured by quoted prices for identical assets in active markets, which classified to Level 1. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified to Level 2. In case fair value is measured by inputs derived from unobservable data, it is classified to Level 3.

Derivatives—

Derivatives comprised forward exchange contracts, interest rate swap agreements, currency swap agreements and currency option agreements. Fair value of derivatives is measured by inputs derived principally from observable market data provided by financial institutions, which is classified to Level 2.

Assets and liabilities measured at fair value on a nonrecurring basis for the fiscal years ended March 31, 2011 and 2012 are as follows:

	2011
	Fair value measurements using
	Total	Level 1(*1)	Level 2(*2)	Level 3(*3)	Impairment losses (before tax)
	Millions of yen
Assets
Real estate	¥9,511	¥—	¥—	¥9,511	¥1,928
Cost method investments	1,195	—	532	663	3,052
Goodwill	6,089	—	—	6,089	1,912

	2012
	Fair value measurements using
	Total	Level 1(*1)	Level 2(*2)	Level 3(*3)	Impairment losses (before tax)
	Millions of yen
Assets
Real estate	¥1,896	¥—	¥—	¥1,896	¥1,015
Cost method investments	418	—	—	418	1,153
Goodwill	5,103	—	—	5,103	4,764
Long-lived assets	5,014	—	—	5,014	9,555

(*1)	Quoted prices for identical assets or liabilities in active markets
(*2)	Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, inputs derived principally from observable market data
(*3)	Unobservable inputs

Real estate—

If a decline in value or an increase in estimated costs of completion of real estate held for resale included in inventories causes inventory cost to be unrecoverable, the real estate is written down to its fair value. In measuring fair value of such inventories, fair value is measured by using various evaluation models based on inputs that are unobservable in the market, such as a salable price based on a real-estate appraisal, which is classified to Level 3.

Real estate in the table above includes that transferred from inventories to property, plant and equipment as a result of a change in use or sold to others after measuring fair value.

Cost method investments—

If a decline in value of cost method investments is evaluated as other than temporary, the investment is written down to its fair value. In measuring fair value of such investments, if active market prices of similar assets are available, fair value is measured by quoted prices for similar assets, which is classified to Level 2. If active market prices of similar assets are not available, fair value is measured by using various evaluation models based on inputs that are unobservable in the market such as discounted cash flow projection, which is classified to Level 3.

Goodwill—

The fair value of the reporting units is determined by using various evaluation models based on inputs that are unobservable in the market such as discounted cash flow projection, which is classified to Level 3.

Long-lived assets—

If the carrying amount of a long-lived asset is evaluated to be unrecoverable, the long-lived asset is written down to its fair value. In measuring fair value of such long-lived assets, fair value is measured by using various evaluation models based on inputs that are unobservable in the market such as discounted cash flow projection, which is classified to Level 3.

Business Segment And Geographic Information	12 Months Ended
Mar. 31, 2012
Business Segment And Geographic Information

15.    Segment and geographic information:

The operating segments reported below are those for which segment-specific financial information is available. NTT Group’s chief operating decision maker uses this financial information to make decisions on the allocation of financial resources and to evaluate business performance. Accounting policies used to determine segment profit/loss and segment assets are consistent with those used to prepare the consolidated financial statements in accordance with accounting principles generally accepted in the United States.

The regional communications business segment principally comprises revenues from fixed voice related services, IP/packet communications services, sales of telecommunications equipment, and other operating revenues.

The long distance and international communications business segment principally comprises revenues from fixed voice related services, IP/packet communications services, system integration services and other operating revenues.

The mobile communications business segment principally comprises revenues from mobile voice related services, IP/packet communications services and sales of telecommunications equipment.

The data communications business segment principally comprises revenues from system integration services.

The other segment principally comprises operating revenues from such activities as building maintenance, real estate rental, systems development, leasing, and research and development.

Sales and operating revenue:

Year Ended March 31	2010	2011	2012
	Millions of yen
Sales and operating revenue:
Regional communications business—
External customers	¥3,449,437	¥3,529,551	¥3,306,656
Intersegment	514,906	497,657	458,115

Total	3,964,343	4,027,208	3,764,771
Long distance and international communications business—(*)
External customers	1,145,949	1,223,429	1,573,150
Intersegment	113,693	109,223	105,506

Total	1,259,642	1,332,652	1,678,656
Mobile communications business—
External customers	4,243,432	4,191,795	4,211,099
Intersegment	40,972	32,478	28,904

Total	4,284,404	4,224,273	4,240,003
Data communications business—
External customers	1,007,274	1,031,107	1,108,212
Intersegment	125,239	132,081	143,598

Total	1,132,513	1,163,188	1,251,810
Other—
External customers	335,284	329,121	308,245
Intersegment	797,332	791,146	780,794

Total	1,132,616	1,120,267	1,089,039
Elimination	(1,592,142)	(1,562,585)	(1,516,917)

Consolidated total	¥10,181,376	¥10,305,003	¥10,507,362

(*)	The operating revenues (External customer and Total) for the long-distance and international communications business segment for the fiscal year ended March 31, 2011 and 2012 includes Dimension Data’s operating revenues of ¥78,461 million and ¥465,729 million, respectively.

Segment profit:

Year Ended March 31	2010	2011	2012
	Millions of yen
Segment profit:
Regional communications business	¥82,105	¥127,252	¥86,906
Long distance and international communications business	98,230	97,089	116,669
Mobile communications business	828,449	839,102	876,406
Data communications business	64,866	76,978	71,542
Other	13,326	44,857	56,857

Total segment profit	1,086,976	1,185,278	1,208,380
Elimination	30,717	29,631	14,586

Consolidated operating income	1,117,693	1,214,909	1,222,966
Other income	102,071	73,829	103,737
Other expenses	99,693	112,941	87,373

Consolidated income before income taxes and equity in earnings (losses) of affiliated companies	¥1,120,071	¥1,175,797	¥1,239,330

Equity in earnings (losses) of affiliated companies:
Regional communications business	¥177	¥77	¥93
Long distance and international communications business	657	432	900
Mobile communications business	(3,105)	(9,913)	(14,231)
Data communications business	(142)	91	27
Other	11,207	10,983	10,225

Consolidated total	¥8,794	¥1,670	¥(2,986)

Segment assets:

As of March 31	2010	2011	2012
	Millions of yen
Segment Assets:
Regional communications business	¥7,642,212	¥7,659,004	¥7,456,797
Long distance and international communications business	1,315,930	1,770,589	1,770,522
Mobile communications business	6,905,750	6,945,024	7,090,883
Data communications business	1,324,508	1,502,352	1,515,686
Other	9,901,694	10,009,775	9,924,722

Total segment assets	27,090,094	27,886,744	27,758,610
Elimination	(8,151,039)	(8,221,148)	(8,368,911)

Consolidated total assets	¥18,939,055	¥19,665,596	¥19,389,699

(Note)	Elimination includes offsetting the carrying amount of the parent’s investment in each subsidiary and the parent’s portion of equity of each subsidiary.

Goodwill resulting from an acquisition is included in segment assets of the respective business in which the acquired business has been included. See Note 8.

Other significant items:

Year Ended March 31	2010	2011	2012
	Millions of yen
Depreciation and amortization:
Regional communications business	¥884,810	¥847,483	¥816,307
Long distance and international communications business	137,269	134,423	137,176
Mobile communications business	706,942	698,690	688,518
Data communications business	151,067	148,404	140,075
Other	125,165	127,419	122,728

Total segment	2,005,253	1,956,419	1,904,804
Elimination	6,811	6,115	5,894

Consolidated total	¥2,012,064	¥1,962,534	¥1,910,698

Capital investments for segment assets:
Regional communications business	¥874,204	¥806,953	¥811,803
Long distance and international communications business	129,010	135,452	152,348
Mobile communications business	686,508	668,476	726,833
Data communications business	162,571	139,070	133,966
Other	134,831	120,155	121,660

Consolidated total	¥1,987,124	¥1,870,106	¥1,946,610

Point program expenses:
Regional communications business	¥—	¥7,760	¥5,615
Long distance and international communications business	1,842	2,145	2,166
Mobile communications business	142,220	126,847	95,790

Consolidated total	¥144,062	¥136,752	¥103,571

The capital investments in the above table represent the additions to fixed assets of each segment.

For segment information related to goodwill impairments, see Note 8.

Transfers between operating segments are made at arms-length prices. Operating income is sales and operating revenue less costs and operating expenses.

Geographic information is not presented due to immateriality of revenue and tangible long-lived assets attributable to customers and operations outside of Japan.

There have been no sales and operating revenue from transactions with a single external customer amounting to 10% or more of NTT Group’s revenues for the fiscal years ended March 31, 2010, 2011 and 2012.

Due to the impact of the Great East Japan Earthquake which occurred on March 11, 2011, NTT Group's telecommunications facilities and buildings, among other things, were damaged. For the fiscal year ended March 31, 2011, ¥28,225 million was recorded in consolidated operating expenses as a loss on retirement of damaged facilities, expenses incurred for restoration work and other expenses which resulted from this earthquake. The expenses incurred by business segments were: regional communications, ¥15,700 million; long-distance and international communications, ¥1,042 million; mobile communications, ¥5,843 million; data communications, ¥345 million; and other, ¥5,295 million.

For the fiscal year ended March 31, 2012, ¥19,505 million was recorded in consolidated operating expenses as expenses incurred for restoration work and other expenses which resulted from this earthquake.

Leases	12 Months Ended
Mar. 31, 2012
Leases

16.    Leases:

NTT Group leases certain office space, employees’ residential facilities and other assets, recorded as either capital leases or operating leases.

Capital Lease—Lessee—

Assets acquired under capital leases at March 31, 2011 and 2012 were as follows:

Class of property	2011	2012
	Millions of yen
Buildings	¥7,365	¥8,339
Machinery, vessels and tools	90,532	91,773
Accumulated depreciation	(53,758)	(57,293)

Total	¥44,139	¥42,819

Future minimum lease payments by year under capital leases together with the present value of the net minimum lease payments at March 31, 2012 are as follows:

Year ending March 31	Millions of yen
2013	¥20,995
2014	15,047
2015	10,701
2016	7,141
2017	3,906
Thereafter	8,073

Total minimum lease payments	65,863
Less—Amount representing interest	(10,235)

Present value of net minimum lease payments	55,628
Less—Current obligation	(18,709)

Long-term capital lease obligations	¥36,919

Operating Lease—Lessee—

Rental expenses under operating leases for land, buildings and equipment for the fiscal years ended March 31, 2010, 2011 and 2012 were ¥204,011 million, ¥204,999 million and ¥223,811 million, respectively.

Minimum future rental payments under operating leases that have initial or remaining non-cancellable lease terms in excess of one year at March 31, 2012 are as follows.

Year ending March 31	Millions of yen
2013	¥18,660
2014	15,742
2015	14,458
2016	9,666
2017	1,732
Thereafter	8,545

Total	¥68,803

Research And Development Expenses And Advertising Costs	12 Months Ended
Mar. 31, 2012
Research And Development Expenses And Advertising Costs

17.    Research and development expenses and advertising costs:

Research and development expenses—

Research and development expenses are charged to income as incurred and such amounts charged to income for the fiscal years ended March 31, 2010, 2011 and 2012 were ¥278,144 million, ¥268,221 million and ¥267,853 million, respectively.

Advertising costs—

Advertising costs are expensed as incurred. Advertising costs were ¥92,128 million, ¥90,977 million and ¥94,821 million, which are included in the selling, general and administrative expenses in the consolidated statements of income, for the fiscal years ended March 31, 2010, 2011 and 2012, respectively.

Subsidiary Stock Transactions	12 Months Ended
Mar. 31, 2012
Subsidiary Stock Transactions

18.    Subsidiary stock transactions:

For the fiscal year ended March 31, 2010, NTT DOCOMO repurchased a total of 154,065 shares for ¥20,000 million. As a result, NTT’s interest in NTT DOCOMO increased from 66.2% to 66.4%. “Additional paid-in capital” decreased by ¥2,061 million in the consolidated balance sheet as of March 31, 2010 related to the repurchase transactions.

For the fiscal year ended March 31, 2011, NTT DOCOMO repurchased a total of 138,141 shares for ¥20,000 million. As a result, NTT’s interest in NTT DOCOMO increased from 66.4% to 66.7%. “Additional paid-in capital” increased by ¥1,964 million in the consolidated balance sheet as of March 31, 2011 related to the repurchase transactions. The repurchases of shares by NTT DOCOMO resulting in changes in NTT’s ownership interest in NTT DOCOMO have been accounted for as equity transactions with noncontrolling interests since April 2009.

Foreign Currency Exchange Gain And Loss	12 Months Ended
Mar. 31, 2012
Foreign Currency Exchange Gain And Loss

19.    Foreign currency exchange gain and loss:

Foreign currency exchange results (mainly arising from foreign currency borrowings) for the fiscal years ended March 31, 2010, 2011 and 2012 were losses of ¥554 million, ¥17,424 million and ¥1,535 million, respectively, and are included in “Other, net” in the consolidated statements of income. Foreign currency exchange loss for the fiscal year ended March 31, 2011 is mainly attributable to the derivative contract to manage the foreign exchange risk associated with overseas investments.

Financial Instruments	12 Months Ended
Mar. 31, 2012
Financial Instruments

20.    Financial instruments:

Derivative instruments and, hedging activities—

In the normal course of business, NTT Group has certain financial instruments including long-term debt and other financial assets and liabilities incurred. Such financial instruments are exposed to the market risk of interest rate changes and foreign currency fluctuations. In applying a consistent risk management strategy for the purpose of reducing such risk, NTT Group uses derivative financial instruments, such as forward exchange contracts, interest rate swap agreements and currency swap agreements. NTT Group does not use derivative financial instruments for trading or speculative purposes.

Foreign Currency Exchange Rate Risk Management—

NTT Group from time to time enters into forward foreign exchange contracts, currency swap agreements and currency option agreements to hedge the risk of fluctuations in foreign currency exchange rates principally associated with long-term debt issued by NTT Group denominated in foreign currencies. Such contracts and agreements have the same maturity as the underlying debt.

Interest Rate Risk Management—

NTT Group’s exposure to market risk for changes in interest rates relates principally to its debt obligations. NTT Group has long-term debt primarily with fixed rates. Interest rate swap agreements are entered into from time to time to convert floating rate underlying debt or assets into fixed rate debt or assets, or vice versa. Interest rate option contracts are entered into from time to time to hedge the risk of a rise in the interest rate of underlying debt. These instruments are executed with creditworthy financial institutions.

Fair Value Hedge—

The derivatives designated as fair value hedges include interest rate swap agreements that are used for reducing the risk arising from the changes in the fair value of fixed rate debt. The notional principal amounts of these derivatives were ¥173,692 million and ¥1,287 million at March 31, 2011 and 2012, respectively. As discussed in Note 9, NTT Group issues a variety of long-term debt bearing several types of interest and denominated in several currencies. NTT Group has a strategy to fix the anticipated cash flow related to those debts. From time to time, however, NTT Group enters into pay-floating/receive-fixed interest rate swaps, to protect the fair value of certain fixed rate debts in asset and liability management. Both the derivatives designated as fair value hedges and hedged items are reflected at fair value in the consolidated balance sheets. Changes in the fair value of the derivatives that are highly effective as, and that are designated and qualified as fair value hedges, along with changes in the fair value of the hedged items that are attributable to the hedged risk, are recognized as “Other, net” in the consolidated statements of income. Changes in the fair value of the derivatives designated as fair value hedges and the hedged items recorded in the consolidated statements of income for the fiscal year ended March 31, 2010, 2011 and 2012 were as follows:

	2010
Consolidated statements of income item	Changes in the fair value of the derivatives	Changes in the fair value of the hedged items
	Millions of yen
Other, net	¥(136)	¥136

	2011
Consolidated statements of income item	Changes in the fair value of the derivatives	Changes in the fair value of the hedged items
	Millions of yen
Other, net	¥(1,647)	¥1,647

	2012
Consolidated statements of income item	Changes in the fair value of the derivatives	Changes in the fair value of the hedged items
	Millions of yen
Other, net	¥(1,650)	¥1,650

The amount of ineffectiveness of these fair value hedges, which were reflected in earnings, was not material for all periods presented. In addition, there was no amount excluded from the assessment of hedge effectiveness of fair value hedges.

Cash Flow Hedge—

The derivatives designated as cash flow hedges include forward exchange contracts, currency swap agreements and interest rate swap agreements. As discussed in Note 9, NTT Group has foreign currency exposures related to its long-term debt denominated in other than yen. In accordance with NTT Group’s strategy, NTT Group fixes the anticipated cash flows of paying interest and principal amounts by entering into foreign currency contracts and foreign currency swaps, to ensure its cash flows are fixed in yen. Also, as discussed in Note 9, NTT Group has floating rate debt exposures related to its long-term debt. In accordance with NTT Group strategy, NTT Group fixes the anticipated cash flows of interest payment by entering into pay-fixed/receive-floating interest rate swaps. Changes in the fair value of derivatives that are highly effective as, and that are designated and qualified as cash flow hedges are recorded in other comprehensive income (loss), until changes in cash flows from the hedged transactions are recognized as “Other, net” in the consolidated statements of income. For all periods presented, these cash flow hedges were effective and the amount representing hedges’ ineffectiveness was not material. In addition, there was no material amount excluded from the assessment of hedge effectiveness of cash flow hedges.

The notional principal amounts of cash flow hedges at March 31, 2011 and 2012 were as follows:

	2011	2012
	Millions of yen
Forward exchange contracts	¥5,666	¥13,059
Interest rate swap agreements	135,280	124,280
Currency swap agreements	¥142,280	¥77,966

Changes in the fair value of cash flow hedges recorded in other comprehensive income (loss) for the fiscal years ended March 31, 2011 and 2012 were as follows:

	2011	2012
	Millions of yen
Forward exchange contracts	¥(187)	¥(294)
Interest rate swap agreements	(1,289)	(822)
Currency swap agreements	(910)	350

Total	¥(2,386)	¥(766)

Amounts of gain (loss) on cash flow hedges reclassified from accumulated other comprehensive income (loss) into earnings for the fiscal years ended March 31, 2010, 2011 and 2012 were as follows:

	Consolidated statements of income item	2010	2011	2012
		Millions of yen
Forward exchange contracts	Other, net	¥(33)	¥(114)	¥(264)
Interest rate swap agreements	Other, net	(413)	(654)	(1,173)
Currency swap agreements	Other, net	2,603	1,919	604

Total		¥2,157	¥1,150	¥(833)

As of March 31, 2012, approximately ¥690 million of deferred net losses on derivative instruments in accumulated other comprehensive income (loss) are expected to be reclassified as earnings during the next twelve months when the related interest expense is recognized.

Derivatives not designated as hedging instruments—

NTT Group has forward exchange contracts, currency swap agreements and Currency option agreements to hedge currency exchange risks and also has interest rate swap agreements to manage interest rate risks. Some of these derivative financial instruments are not designated as hedging instruments.

The notional principal amounts of the derivatives not designated as hedging instruments at March 31, 2011 and 2012 were as follows:

	2011	2012
	Millions of yen
Forward exchange contracts	¥36,761	¥52,253
Interest rate swap agreements	89,332	89,376
Currency swap agreements	—	288
Currency option agreements	12,760	7,520

Changes in the fair value of the derivatives not designated as hedging instruments recorded in the consolidated statements of income for the fiscal years ended March 31, 2010, 2011 and 2012 were as follows:

	Consolidated statements of income item	2010	2011	2012
		Millions of yen
Forward exchange contracts	Other, net	¥(5)	¥(4,815)	¥1,254
Interest rate swap agreements	Other, net	(347)	74	(118)
Currency swap agreements	Other, net	14	(14)	30
Currency option agreements	Other, net	(1,552)	(3,426)	763

Total		(1,890)	(8,181)	1,929

Changes in the fair value of the derivatives for the fiscal year ended March 31, 2011 in the table above include forward exchange contracts and call option agreements entered into to manage the foreign exchange risk associated with overseas investments.

Fair value of financial instruments—

The table that follows provides the estimated fair value of financial instruments. Assets and liabilities with carrying amounts that approximate fair values are not included in the table; such as cash and cash equivalents, notes and accounts receivable, trade, short-term borrowings, accounts payable, trade, and accrued payroll. Fair value information regarding “Marketable securities and other investments” is disclosed in Note 7.

	2011		2012
	Carrying amount	Fair value	Carrying amount	Fair value
	Millions of yen
Long-term debt including current portion	¥4,192,674	¥4,354,131	¥4,166,783	¥4,386,409

The fair value of long-term debt, including the current portion, is measured at discount rates for similar debt instruments of comparable maturities currently offered by NTT Group, which is classified to Level 2.

The fair value of derivative instruments and amounts recorded in the consolidated balance sheets at March 31, 2011 and 2012 are as follows. The fair value of derivative instruments are measured by inputs derived principally from observable market data provided by financial institutions.

	2011	2012
	Millions of yen
Assets
Derivatives designated as hedging instruments:
Forward exchange contracts
Prepaid expenses and other current assets	¥485	¥76
Interest rate swap agreements
Prepaid expenses and other current assets	1,235	—
Other assets	46	153
Currency swap agreements
Prepaid expenses and other current assets	5	1,809
Other assets	1,603	321

Subtotal	3,374	2,359

Derivatives not designated as hedging instruments:
Forward exchange contracts
Prepaid expenses and other current assets	347	822
Other assets	—	22
Currency swap agreements
Other assets	—	30
Currency option agreements
Prepaid expenses and other current assets	1	—

Subtotal	348	874

Total	¥3,722	¥3,233

	2011	2012
	Millions of yen
Liabilities
Derivatives designated as hedging instruments:
Forward exchange contracts
Other (Current liabilities)	¥4	¥304
Interest rate swap agreements
Other (Current liabilities)	153	248
Other (Long-term liabilities)	1,185	728
Currency swap agreements
Other (Current liabilities)	7,387	1,769
Other (Long-term liabilities)	2,142	—

Subtotal	10,871	3,049

Derivatives not designated as hedging instruments:
Forward exchange contracts
Other (Current liabilities)	941	609
Other (Long-term liabilities)	90	82
Interest rate swap agreements
Other (Current liabilities)	109	168
Other (Long-term liabilities)	474	533
Currency option agreements
Other (Current liabilities)	1	235
Other (Long-term liabilities)	1,859	861

Subtotal	3,474	2,488

Total	¥14,345	¥5,537

Contingent features in derivative instruments—

At March 31, 2012, NTT Group had no material derivative instruments that contain credit-risk-related contingent features, which would have a material adverse effect on NTT’s consolidated financial position or results of operations.

Concentrations of credit risk—

NTT Group does not have any significant concentration of business transacted with an individual counter-party or groups of counter-parties that could, if suddenly eliminated, severely impact its operations at March 31, 2012.

Financing Receivables	12 Months Ended
Mar. 31, 2012
Financing Receivables

21.    Financing receivables:

NTT Group has certain “Financing receivables” including loans and lease receivables. These financing receivables are mainly held by the financial subsidiaries of NTT. NTT manages these financing receivables by classifying them into “Installment sales receivable,” “Lease receivable,” “Loans receivable,” “Credit receivable” and “Others.”

The allowance for doubtful accounts against financing receivables collectively evaluated for impairment is computed based on each historical bad debt experience. The allowance for doubtful accounts against financing receivables individually evaluated for impairment is computed based on the estimated uncollectible amount based on the analysis of certain individual accounts. In addition, financial receivables that are determined to be uncollectible due to, among other factors, the condition of the debtor are written off at the time of determination.

Rollforward of allowance for credit losses and recorded investment in financing receivables for the fiscal years ended March 31, 2011 and 2012 are as follows:

	2011
	Installment sales receivable	Lease receivable	Loans receivable	Credit receivable	Others	Total
	Millions of yen
Allowance for credit losses:
Balance at March 31, 2011	¥7,593	¥26,391	¥12,091	¥4,877	¥73	¥51,025
collectively evaluated for impairment	5,204	14,916	5,684	4,877	3	30,684
individually evaluated for impairment	2,389	11,475	6,407	—	70	20,341
Financing receivable:
Balance at March 31, 2011	330,331	439,326	68,085	191,919	1,319	1,030,980
collectively evaluated for impairment	327,444	424,480	57,613	191,919	883	1,002,339
individually evaluated for impairment	2,887	14,846	10,472	—	436	28,641

	2012
	Installment sales receivable	Lease receivable	Loans receivable	Credit receivable	Others	Total
	Millions of yen
Allowance for credit losses:
Balance at March 31, 2011	¥7,593	¥26,391	¥12,091	¥4,877	¥73	¥51,025
Provision	3,568	(5,924)	(1,238)	2,546	59	(989)
Charge off	(3,688)	(3,673)	(2,481)	(2,740)	(54)	(12,636)
Balance at March 31, 2012	7,473	16,794	8,372	4,683	78	37,400
collectively evaluated for impairment	6,439	7,686	3,935	4,683	6	22,749
individually evaluated for impairment	1,034	9,108	4,437	—	72	14,651
Financing receivable:
Balance at March 31, 2012	336,980	375,506	65,564	223,821	1,439	1,003,310
collectively evaluated for impairment	335,597	363,345	57,233	223,821	1,367	981,363
individually evaluated for impairment	1,383	12,161	8,331	—	72	21,947

Among financing receivables, the main receivables held by the financial subsidiaries are recognized as being in arrears on the basis of time passed since the payment date. Financial receivables determined to have no prospects for collecting contractual interest on the basis of past due date and other factors are no longer recorded as accruing interest.

Financing receivables on nonaccrual status at March 31, 2011 and 2012 are as follows:

	2011	2012
	Millions of yen
Installment sales receivable	¥738	¥434
Lease receivable	8,876	8,922
Loans receivable	11,758	9,251
Credit receivable	1,712	1,342
Others	—	74

Total	¥23,084	¥20,023

NTT determines the credit quality of financial receivables on the basis of arrearages of receivables and the conditions of debtors, among other factors. Financial receivables for which arrearages continue over a long period are classified as “nonperforming receivables,” and all other receivables are classified as “performing receivables.” Analysis of the age of the recorded investment in financing receivables at March 31, 2011 and 2012 are as follows:

	2011
	Performing		Nonperforming	Total	Greater than 90 days and accruing
	Current	1-89 days past due	Greater than 90 days
	Millions of yen
Installment sales receivable	¥323,790	¥1,854	¥4,687	¥330,331	¥640
Lease receivable	455,201	942	12,898	469,041	4,022
Credit receivable	187,746	2,653	1,712	192,111	—
Others	1,384	10	242	1,636	—
Total	¥968,121	¥5,459	¥19,539	¥993,119	¥4,662

	2011
	Performing	Nonperforming	Total	Past due and accruing
	Current	Past due
	Millions of yen
Loans receivable	¥189,118	¥11,920	¥201,038	¥—

	2012
	Performing		Nonperforming	Total	Greater than 90 days and accruing
	Current	1-89 days past due	Greater than 90 days
	Millions of yen
Installment sales receivable	¥330,976	¥1,576	¥4,428	¥336,980	¥186
Lease receivable	400,128	3,453	10,368	413,949	1,447
Credit receivable	219,617	2,943	1,342	223,902	—
Others	2,191	5	69	2,265	—
Total	¥952,912	¥7,977	¥16,207	¥977,096	¥1,633

	2012
	Performing	Nonperforming	Total	Past due and accruing
	Current	Past due
	Millions of yen
Loans receivable	¥196,056	¥9,372	¥205,428	¥—

NTT Group classifies financing receivables as impaired when, based on current information and events, it is probable that NTT will be unable to collect all amounts due according to the contractual terms of the loan agreement, and identifies such impaired receivables as “Impaired financing receivables.” Impaired financing receivables at March 31, 2011 and 2012 are as follows:

	2011
	Recorded Investment	Related Allowance	Unpaid Principal Balance
	Millions of yen
With an allowance recorded	¥11,733	¥7,578	¥11,733
With no related allowance recorded	¥19	¥—	¥52

	2012
	Recorded Investment	Related Allowance	Unpaid Principal Balance	Average Recorded Investment
	Millions of yen
With an allowance recorded	¥9,071	¥5,236	¥9,071	¥10,405
With no related allowance recorded	¥5	¥—	¥56	¥20

Commitments And Contingent Liabilities	12 Months Ended
Mar. 31, 2012
Commitments And Contingent Liabilities

22.    Commitments and contingent liabilities:

The aggregate amount of payments for commitments outstanding at March 31, 2012, including commitments for purchase of property, plant and equipment and other assets is as follows:

Fiscal year ending March 31	Millions of yen
2013	¥289,494
2014	30,353
2015	22,805
2016	1,765
2017	812
Thereafter	609

Total	¥345,838

Contingent liabilities at March 31, 2012 for loans guaranteed amounted to ¥31,398 million.

At March 31, 2012, NTT Group had no material litigation or claims outstanding, pending or threatened against it, which would be expected to have a material adverse effect on NTT’s consolidated financial position or results of operations.

Subsequent Events	12 Months Ended
Mar. 31, 2012
Subsequent Events	24. Subsequent events: There were no significant subsequent events.

Valuation And Qualifying Accounts	12 Months Ended
Mar. 31, 2012
Valuation And Qualifying Accounts

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

YEAR ENDED MARCH 31

	Balance at beginning of period	Additions charged to costs and expenses	Deductions(*1)	Balance at end of period
	Millions of yen
Fiscal year ended March 31, 2010:
Allowance for doubtful accounts	¥45,208	¥18,453	¥(22,569)	¥41,092

Fiscal year ended March 31, 2011:
Allowance for doubtful accounts	¥41,092	¥30,282	¥(25,467)	¥45,907

Fiscal year ended March 31, 2012:
Allowance for doubtful accounts	¥45,907	¥29,840	¥(27,391)	¥48,356

*1:	Primarily amounts written off.

	Balance at beginning of period	Additions	Deductions	Balance at end of period
	Millions of yen
Fiscal year ended March 31, 2010:
Valuation allowance—Deferred tax assets	¥301,022	¥22,392	¥(57,564)	¥265,850

Fiscal year ended March 31, 2011:
Valuation allowance—Deferred tax assets	¥265,850	¥48,496	¥(39,787)	¥274,559

Fiscal year ended March 31, 2012:
Valuation allowance—Deferred tax assets	¥274,559	¥19,816	¥(52,217)	¥242,158

Additions in the table above mainly consist of valuation allowances charged to expenses and those established for deferred tax assets recognized for subsidiaries acquired in purchase business combinations.

Summary Of Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2012
Multiple-Deliverable Revenue Arrangements

Multiple-Deliverable Revenue Arrangements

Effective April 1, 2011, NTT Group adopted Accounting Standards Update (“ASU”) 2009-13 “Multiple-Deliverable Revenue Arrangements.” This ASU addresses the accounting for multiple-deliverable arrangements to enable vendors to account for products or services (deliverables) separately rather than as a combined unit. This ASU eliminates the residual method of allocation and requires that arrangement consideration in multiple-deliverable arrangements be allocated to deliverables using the estimated selling price, if a vendor does not have vendor-specific objective evidence or third-party evidence of the selling price. The adoption of this ASU did not have a material impact on the results of operations and financial position of NTT Group.

Certain Revenue Arrangements That Include Software Elements

Certain Revenue Arrangements That Include Software Elements

Effective April 1, 2011, NTT Group adopted ASU 2009-14 “Certain Revenue Arrangements That Include Software Elements.” This ASU amends the accounting model for revenue arrangements that include both tangible products and software elements. This ASU also provides guidance on how a vendor should allocate arrangement consideration to deliverables in an arrangement that includes both tangible products and software, and further guidance on how to allocate arrangement consideration when an arrangement includes deliverables both included and excluded from the scope of the software revenue guidance. The adoption of this ASU did not have a material impact on the results of operations and financial position of NTT Group.

Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs

Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.

Effective January 1, 2012, NTT Group adopted ASU 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU clarifies how a principal market is determined, addresses the fair value measurement of instruments with offsetting market or counterparty credit risks and the concept of valuation premise and highest and best use, extends the prohibition on blockage factors to all three levels of the fair value hierarchy, and requires additional disclosures. Details of disclosures are described in Note 14.

Disclosures about an Employer's Participation in a Multiemployer Plan

Disclosures about an Employer’s Participation in a Multiemployer Plan

Effective April 1, 2011, NTT Group adopted ASU 2011-09 “Disclosures about an Employer’s Participation in a Multiemployer Plan.” This ASU requires additional disclosures about employers’ participation in multiemployer pension plans including information about the plan’s funded status if it is readily available. Details of disclosures are described in Note 10.

Basis Of Consolidation And Accounting For Investments In Affiliated Companies

Basis of consolidation and accounting for investments in affiliated companies—

The consolidated financial statements include the accounts of NTT, its subsidiaries, and variable interest entities (“VIEs”). All significant intercompany transactions and accounts are eliminated in consolidation.

The fiscal years of certain foreign subsidiaries end on December 31 and any significant subsequent transactions for the period from January 1 to March 31 are reflected in the results of operations of NTT Group.

Investments in affiliated companies where NTT Group has the ability to exercise significant influence over the affiliated companies, but does not have a controlling financial interest, are accounted for under the equity method. NTT evaluates its investments in affiliates for impairment due to declines in value considered to be other than temporary. In performing its evaluations, NTT utilizes various information, as available, including cash flow projections, independent valuations and, if applicable, stock price analysis. In the event of a determination that a decline in value is other than temporary, a charge to earnings is recorded for the loss and a new cost basis in the investment is established.

Use Of Estimates

Use of estimates—

The preparation of NTT’s consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include revenue recognition, estimated useful lives and recover of the carrying value of property, plant and equipment, software and certain other intangibles, goodwill, investments, employees’ retirement benefit obligations, income tax uncertainties and realizability of deferred tax assets and accrued liabilities for point programs.

Revenue Recognition

Revenue recognition—

Revenues arising from fixed voice related services, mobile voice related services, IP/packet communications services and other services are recognized at the time these services are provided to customers. With regard to revenues from mobile voice related services and IP/packet communications services, monthly billing plans for cellular (FOMA (3G wireless services) and mova (2G wireless services)) services generally include a certain amount of allowances (free minutes and/or packets), and the used amount of the allowances is subtracted from total usage in calculating the airtime revenue from a subscriber for the month. NTT Group introduced a billing arrangement, called “Nikagetsu Kurikoshi” (two-month carry over), in which the unused allowances are automatically carried over up to the following two months. In addition, NTT Group then introduced an arrangement which enables the unused allowances that were carried over for two months to be automatically used to cover the airtime and/or packet fees exceeding the allowances of the other subscriptions in the “Family Discount” group, a discount billing arrangement for families with between two and ten subscriptions. Out of the unused allowance in a month, NTT Group defers the revenues based on the portion which is estimated to be used in the following two months. As for the portion which is estimated to expire, NTT Group recognizes the revenue attributable to such portion of allowances ratably as the remaining allowances are utilized, in addition to the revenue recognized when subscribers make calls or utilize data transmissions.

Non-recurring upfront fees such as activation fees are deferred and recognized as revenues over the estimated average period of the subscription for each service. The related direct costs are deferred only to the extent of the non-recurring upfront fee amount and are amortized over the same period.

Revenues for expected future usage of telephone cards issued by NTT Group are deferred and are recognized as revenue as of the time they are actually used. The amount of the expected future usage is estimated based on past records of use and experience.

Sales of telecommunication equipment are recognized as income upon delivery of the equipment to purchasers, primarily agent reseller, when title to the product, and the risk and rewards of ownership have been substantially transferred. Certain commissions paid to purchasers, primarily agent resellers, are recognized as a reduction of sales of telecommunication equipment.

With regard to sales of telecommunication equipment in the mobile communications business, NTT Group enables subscribers to select installment payments over a period of 12 or 24 months. When installment payments are selected, under agreements entered into among NTT Group, subscribers and agent resellers, NTT Group provides financing by providing funds for the purchase of the handset by the subscribers. NTT Group then includes current installment for the receivable for purchased handset with basic monthly charges and airtime charges for the installment payment term. Because equipment sales are recognized upon delivery of handsets to agent resellers, the advance payment for the purchased handset to agent resellers and subsequent cash collection of the installment receivable for the purchased handset from subscribers do not have an impact on our equipment sales.

Revenues from system integration services are recognized as works on contracts progress. However, revenues are recognized upon completion of the contracted services, in cases where the contract period is short and the difference in the impact on the financial position and/or results of operations is immaterial, or in cases where it is difficult to make a reasonable estimate on the progress of the contracted work.

Provision for estimated losses on system integration projects, if any, is made in the fiscal period in which the loss becomes evident.

Cash And Cash Equivalents, Short-Term Investments

Cash and cash equivalents, short-term investments—

Excess cash is mainly invested in time deposits, marketable bonds of the Japanese Government or commercial paper. Those with original maturities of three months or less are classified as “Cash and cash equivalents” in the consolidated balance sheets. Those with original maturities of longer than three months and remaining maturities of 12 months or less at the end of the fiscal year are classified as “Short-term investments” in the consolidated balance sheets.

Foreign Currency Translation And Transactions

Foreign currency translation and transactions—

All asset and liability accounts of foreign subsidiaries and affiliates are translated into Japanese yen at appropriate year-end exchange rates and all income and expense accounts are translated at rates that approximate those rates prevailing at the time of transactions. The resulting translation adjustments are recognized as a component of accumulated other comprehensive income (loss).

Foreign currency receivables and payables are re-measured at appropriate year-end exchange rates and the resulting foreign currency transaction gains or losses are recorded as “Other, net” in the consolidated statements of income.

NTT Group transacts limited business in foreign currencies. The effect of exchange rate fluctuations from the initial transaction date to the settlement date is recorded as “Other, net” in the consolidated statements of income.

Marketable Securities And Other Investments

Marketable securities and other investments—

Unrealized gains and losses on available-for-sale securities, whose fair values are readily determinable, are reported as a component of accumulated other comprehensive income (loss), net of taxes. Equity securities whose fair values are not readily determinable and equity securities for which sales are restricted by contractual requirements are carried at cost. NTT Group periodically reviews the carrying amounts of its marketable securities for impairments that are other than temporary. If this evaluation indicates there is an impairment that is other than temporary, the security is written down to its estimated fair value. Debt securities designated as held-to-maturity are carried at amortized cost and are reduced to net realizable value for declines in market value unless such declines are deemed to be temporary. Realized gains and losses, which are determined on the average cost method, are reflected in income.

Inventories

Inventories—

Inventories consist of telecommunications equipment to be sold, projects in progress, materials and supplies, which are stated at the lower of cost or market. The cost of telecommunications equipment to be sold and materials is determined on a first-in first-out basis. The cost of projects in progress is mainly attributable to that of software production for customers or that of construction of real estate held for resale, including labor and subcontractors’ cost based. The cost of supplies is determined by the average cost method or by the specific identification method. Due to the rapid technological changes associated with the wireless communications business, NTT DOCOMO recognized losses on write-downs and disposals of obsolete handsets during the fiscal years ended March 31, 2010, 2011 and 2012 totaling ¥18,539 million, ¥9,821 million and ¥14,651 million, respectively, which are included in “Cost of equipment sold” in the consolidated statements of income.

Property, Plant And Equipment And Depreciation

Property, plant and equipment and depreciation—

Property, plant and equipment are stated at cost. Depreciation is computed principally using a declining-balance method at rates based on estimated useful lives of the assets with the exception of buildings for which the straight-line method is generally used. With minor exceptions, the estimated useful lives of depreciable properties (estimated economic life) are as follows:

Digital switch equipment (including wireless telecommunications equipment)	8 to 16 years
Cables	13 to 21 years
Tubes and tunnels	50 years
Reinforced concrete buildings	42 to 56 years
Machinery, vessels and tools	3 to 26 years

Depreciation expense is computed based on the total depreciable amount, which is cost, net of estimated residual value. Maintenance and repairs, including minor renewals and betterments, are charged to income as incurred.

Capitalized Interest

Capitalized interest—

Interest is capitalized where it relates to the construction of property, plant and equipment over the period of construction. NTT Group also capitalizes interest associated with the development of internal-use software. NTT Group amortizes such capitalized interest over the estimated useful lives of the related assets. Total interest costs incurred were ¥60,186 million, ¥58,826 million and ¥59,913 million, of which ¥5,036 million, ¥3,559 million and ¥3,587 million were capitalized for the fiscal years ended March 31, 2010, 2011 and 2012, respectively.

Impairment Of Long-Lived Assets

Impairment of long-lived assets—

Long-lived assets to be held and used, including property, plant and equipment, software and certain other intangible assets with finite useful lives are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If the total of the expected future undiscounted cash flows is less than the carrying amount of the asset, the loss recognized is the amount by which the carrying value of the asset exceeds its fair value as measured through various valuation techniques, including discounted cash flow models, quoted market value and third-party independent appraisals, as considered necessary. Assets to be disposed of by sale are reported at the lower of the carrying amount or estimated fair value less costs to sell. NTT Group considered the earthquake, which occurred on March 11, 2011, as a triggering event necessitating a review, and determined that it was not necessary to record any impairment losses on property, plant and equipment in relation thereto.

Goodwill, Software And Other Intangible Assets

Goodwill, Software and other intangible assets—

Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and recognized. Goodwill is not amortized, but tested for impairment at least annually and more frequently when indicators of impairment are present. The goodwill impairment test is a two-step process. Under the first step, the fair value of the reporting unit is compared with its carrying value (including goodwill). If the fair value of the reporting unit is less than its carrying value, an indication of goodwill impairment exists for that reporting unit and NTT Group must perform the second step of the impairment test (measurement). Fair values of the reporting units are determined using a discounted cash flow analysis, among other methods. Under the second step, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of the goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation and the residual fair value after this allocation is the implied fair value of the reporting unit goodwill. If the fair value of the reporting unit exceeds its carrying value, the second step does not need to be performed. NTT Group considered the earthquake, which occurred on March 11, 2011, as a triggering event necessitating a review, and determined that it was not necessary to record any impairment losses on goodwill in relation thereto.

Intangible assets other than goodwill primarily consist of computer software. NTT Group capitalizes the cost of internal-use software, which has a useful life in excess of one year. Subsequent additions, modifications or upgrades to internal-use software are capitalized only to the extent that they allow the software to perform a task it previously did not perform. Software maintenance and training costs are expensed in the period in which they are incurred. Capitalized computer software costs are amortized on a straight-line basis over a period of generally five years.

The intangible assets with indefinite lives are not amortized, but tested for impairment on an annual basis and when indicators of impairment are present.

Income Taxes

Income taxes—

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the expected future tax consequences attributable to temporary differences between the financial statement carrying amounts and the tax bases of assets or liabilities and operating loss carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates, which are expected to be applicable during the periods in which existing temporary differences reverse and loss carryforwards are utilizable. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Details of such effects are described in Note 11.

A valuation allowance is recognized to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized.

The effect of income tax positions are recognized only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the changes in judgment occurs.

Derivative Financial Instruments

Derivative financial instruments—

NTT Group uses several types of derivative financial instruments to manage foreign currency exchange rate and interest rate risks. NTT Group does not use derivative instruments for trading or speculative purposes.

All derivatives are recognized as either assets or liabilities in the balance sheet at fair value and are reported in “Prepaid expenses and other current assets,” “Other assets,” “Current liabilities—Other” and “Long-term liabilities—Other” in the consolidated balance sheets. Classification of each derivative as current or non-current is based upon whether the maturity of each instrument is less than or greater than 12 months. Changes in fair value of derivative financial instruments are either recognized in income or shareholders’ equity (as a component of accumulated other comprehensive income (loss)), depending on whether the derivative financial instrument qualifies as a hedge and the derivative is being used to hedge changes in fair value or cash flows.

The fair values of forward exchange contracts, interest rate swap agreements, and currency swap agreements are measured by inputs derived principally from observable market data provided by financial institutions.

For derivatives classified as fair value hedges, changes in the fair value of derivatives designated and effective as fair value hedges for recognized assets or liabilities or unrecognized firm commitments are recognized in earnings as offsets to changes in the fair value of the related hedged assets or liabilities.

For derivatives classified as cash flow hedges, changes in the fair value of derivatives designated and effective as cash flow hedges for forecasted transactions or exposures associated with recognized assets or liabilities are initially recorded in other comprehensive income (loss) and reclassified into earnings when the hedged transaction affects earnings.

From time to time, however, NTT Group may enter into derivatives that economically hedge certain of its risks, even though hedge accounting does not apply. In these cases, changes in the fair values of these derivatives are recognized in current period earnings.

NTT Group formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives that are designated as fair value or cash flow hedges to (1) specific assets or liabilities on the balance sheet or (2) specific firm commitments or forecasted transactions. NTT Group also assesses (both at the hedge’s inception and on an ongoing basis at least quarterly) whether the derivatives that are used in hedging transactions have been highly effective in offsetting changes in the fair value or cash flows of hedged items and whether those derivatives may be expected to remain highly effective in future periods. When it is determined that a derivative is not highly effective as a hedge, NTT Group discontinues hedge accounting. The amounts representing hedges’ ineffectiveness and the component of derivative instruments’ gain or loss excluded from the assessment of hedge effectiveness are reported as “Other, net” in the consolidated statements of income.

Cash flows from financial instruments accounted for as hedges are classified in the consolidated statements of cash flows under the same category as the items being hedged.

Earnings Per Share

Earnings per share—

Basic earnings per share (“EPS”) is computed based on the average number of shares outstanding during the year and is appropriately adjusted for any free distribution of common stock. Diluted EPS assumes the dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock. Since NTT did not issue dilutive securities, there is no difference between basic EPS and diluted EPS.

Variable Interest Entities (VIEs)

Variable Interest Entities (VIEs)—

NTT consolidates VIEs if NTT has both the power to direct the activities of a VIE that most significantly impact the VIE’s economic performance and the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

VIEs with assets totaling approximately ¥251 billion and ¥223 billion as of March 31, 2011 and 2012, respectively, which were established to develop real estate for rental, and VIEs with assets totaling approximately ¥30 billion and ¥2 billion as of March 31, 2011 and 2012, respectively, which were established to lease software, for the purpose of securitization of mainly real estate and software, have been recognized and consolidated as VIEs in which NTT Group is the primary beneficiary.

Assets and liabilities of VIEs established to develop real estate for rental and to lease software at March 31, 2011 and 2012 are included in the consolidated balance sheets as follows:

	2011
	Real estate for rental(*1,2)	Lease software
	Millions of yen
Current assets	¥16,389	¥2,148
Property, plant and equipment	229,494	10,792
Investments and other assets	5,329	17,030
Current liabilities	27,076	5,748
Long-term liabilities	128,499	994

(*1)	Property, plant and equipment, Current liabilities and Long-term liabilities of VIEs established to develop real estate for rental included “Land” totaling ¥135,531 million, “Current portion of long-term debt” totaling ¥25,143 million and “Long-term debt” totaling ¥84,838 million, respectively.
(*2)	“Current portion of long-term debt” and “Long-term debt” are secured by the Company’s land and buildings totaling ¥285,632 million.

	2012
	Real estate for rental(*1,2)	Lease software
	Millions of yen
Current assets	¥15,644	¥16
Property, plant and equipment	201,735	2,463
Investments and other assets	5,935	2
Current liabilities	3,411	129
Long-term liabilities	121,321	874

(*1)	Property, plant and equipment, Current liabilities and Long-term liabilities of VIEs established to develop real estate for rental included “Land” totaling ¥135,677 million, “Current portion of long-term debt” totaling ¥1,825 million and “Long-term debt” totaling ¥87,338 million, respectively.
(*2)	“Current portion of long-term debt” and “Long-term debt” are secured by the Company’s land and buildings totaling ¥250,824 million.

There is no VIE in which NTT Group holds significant variable interest but is not the primary beneficiary as of March 31, 2012.

Asset Retirement Obligations

Asset Retirement Obligations—

NTT Group’s legal obligations associated with the retirement of tangible long-lived assets are recorded as liabilities, measured at fair value, when those obligations are incurred if a reasonable estimate of fair value can be made. Upon initially recognizing liabilities for asset retirement obligations, an entity must capitalize the cost by recognizing an increase in the carrying amount of the related long-lived assets.

NTT Group’s asset retirement obligations primarily relate to obligations to restore leased land and buildings for NTT Group’s telecommunications equipment to their original condition. NTT estimates the fair value of these liabilities has concluded that the amount is immaterial.

Employees' Retirement Benefits

Employees’ retirement benefits—

NTT recognizes the funded status of its benefit plan, measured as the difference between the plan assets at fair value and the benefit obligation, in the consolidated balance sheets. Changes in the funded status are recognized as changes in comprehensive income (loss) during the fiscal period in which such changes occur.

Pension benefits earned during the year as well as interest on projected benefit obligations are accrued currently. Prior service cost and net actuarial loss in excess of 10% of the greater of the projected benefit obligation or the fair value of plan assets, both of which are included in “Accumulated other comprehensive income (loss),” are amortized over the expected average remaining service period of employees on a straight-line basis.

Accrued Liabilities For Point Programs

Accrued liabilities for point programs—

NTT Group offers “points,” which provide benefits, including discounts on merchandise, to customers in exchange for points that we grant customers based on the usage of mobile, FLET’S Hikari and other services and records “Accrued liabilities for point programs” relating to the points that customers earn.

New Accounting Standards Not Yet Adopted

New accounting standards not yet adopted—

In June 2011, the FASB issued ASU 2011-05 “Presentation of Comprehensive Income.” This ASU requires comprehensive income to be reported in either a single continuous statement or in two separate but consecutive statements reporting net income and other comprehensive income, and eliminates the option to report other comprehensive income and its components in the statement of changes in stockholder’s equity. This ASU also requires entities to continue to present reclassification adjustments from other comprehensive income to net income on the face of the financial statements. This ASU will be effective retrospectively for the presentation of other comprehensive income in fiscal years, and interim periods within those years, beginning after December 15, 2011. Management is currently considering which presentation method to adopt in order to comply with this ASU.

In addition, in December 2011, the FASB issued ASU 2011-12 “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05.” The amendments allow the deferral of the requirement to identify when items of net income have been reclassified by component out of accumulated other comprehensive income on the face of financial statements.

Reclassifications	Reclassifications— Certain items for prior years’ financial statements have been reclassified to conform to the presentation for the fiscal year ended March 31, 2012.

Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2012
The Estimated Useful Lives Of Depreciable Properties

With minor exceptions, the estimated useful lives of depreciable properties (estimated economic life) are as follows:

Digital switch equipment (including wireless telecommunications equipment)	8 to 16 years
Cables	13 to 21 years
Tubes and tunnels	50 years
Reinforced concrete buildings	42 to 56 years
Machinery, vessels and tools	3 to 26 years

Assets And Liabilities Of VIEs Established To Develop Real Estate For Rental And To Lease Software

Assets and liabilities of VIEs established to develop real estate for rental and to lease software at March 31, 2011 and 2012 are included in the consolidated balance sheets as follows:

	2011
	Real estate for rental(*1,2)	Lease software
	Millions of yen
Current assets	¥16,389	¥2,148
Property, plant and equipment	229,494	10,792
Investments and other assets	5,329	17,030
Current liabilities	27,076	5,748
Long-term liabilities	128,499	994

(*1)	Property, plant and equipment, Current liabilities and Long-term liabilities of VIEs established to develop real estate for rental included “Land” totaling ¥135,531 million, “Current portion of long-term debt” totaling ¥25,143 million and “Long-term debt” totaling ¥84,838 million, respectively.
(*2)	“Current portion of long-term debt” and “Long-term debt” are secured by the Company’s land and buildings totaling ¥285,632 million.

	2012
	Real estate for rental(*1,2)	Lease software
	Millions of yen
Current assets	¥15,644	¥16
Property, plant and equipment	201,735	2,463
Investments and other assets	5,935	2
Current liabilities	3,411	129
Long-term liabilities	121,321	874

(*1)	Property, plant and equipment, Current liabilities and Long-term liabilities of VIEs established to develop real estate for rental included “Land” totaling ¥135,677 million, “Current portion of long-term debt” totaling ¥1,825 million and “Long-term debt” totaling ¥87,338 million, respectively.
(*2)	“Current portion of long-term debt” and “Long-term debt” are secured by the Company’s land and buildings totaling ¥250,824 million.

Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Transactions With Affiliated Companies

Transactions with affiliated companies for each of the three years in the period ended March 31, 2012 and the related balances at March 31, 2011 and 2012 were as follows:

	2010	2011	2012
	Millions of yen
Operating revenues	¥18,767	¥23,145	¥25,788

Operating expenses	¥96,048	¥105,682	¥104,435

Receivables		¥11,839	¥14,225

Payables		¥73,042	¥83,559

Cash And Cash Equivalents (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Cash And Cash Equivalents

Cash and cash equivalents at March 31, 2011 and 2012 comprised the following:

	2011	2012
	Millions of yen
Cash	¥875,463	¥672,018
Commercial Paper and certificates of deposit, commercial paper and marketable securities purchased under agreements to resell	199,977	210,972
Time deposits, certificates of deposit and other	359,718	137,153

Total	¥1,435,158	¥1,020,143

Inventories (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Inventories

Inventories at March 31, 2011 and 2012 comprised the following:

	2011	2012
	Millions of yen
Telecommunications equipment to be sold and materials	¥157,318	¥160,482
Projects in progress	94,334	101,052
Supplies	63,331	67,839

Total	¥314,983	¥329,373

Marketable securities and other investments (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of The Aggregate Carrying Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses And Fair Value Of Available-For-Sale And Held-To-Maturity Securities

The aggregate carrying amounts, gross unrealized holding gains, gross unrealized holding losses and fair value of available-for-sale and held-to-maturity securities at March 31, 2011 and 2012 are as follows:

	March 31, 2011
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
	Millions of yen
Available-for-sale:
Equity securities	¥136,722	¥43,094	¥3,303	¥176,513
Debt securities	32,318	320	1,022	31,616
Held-to-maturity:
Commercial paper*	259,972	—	—	259,972
Other debt securities	7,804	25	2	7,827

Total	¥436,816	¥43,439	¥4,327	¥475,928

*	Commercial paper are “Cash and cash equivalents” totaling ¥199,977 million and “Short-term investments” totaling ¥59,995 million.

	March 31, 2012
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
	Millions of yen
Available-for-sale:
Equity securities	¥133,440	¥59,965	¥12,638	¥180,767
Debt securities	44,757	621	793	44,585
Held-to-maturity:
Commercial paper*	259,953	—	—	259,953
Other debt securities	4,604	11	2	4,613

Total	¥442,754	¥60,597	¥13,433	¥489,918

*	Commercial paper are “Cash and cash equivalents” totaling ¥199,979 million and “Short-term investments” totaling ¥59,974 million.

Loss On Investments

Gross unrealized holding losses and the fair value of available-for-sale securities and held-to-maturity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2011 and 2012 are as follows:

	March 31, 2011
	Less than 12 months		12 months or longer
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
	Millions of yen
Available-for-sale:
Equity securities	¥7,191	¥1,340	¥11,663	¥1,963
Debt securities	9,234	532	6,544	490
Held-to-maturity:
Debt securities	1,104	2	—	—

	March 31, 2012
	Less than 12 months		12 months or longer
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
	Millions of yen
Available-for-sale:
Equity securities	¥43,049	¥11,481	¥3,382	¥1,157
Debt securities	983	320	4,612	473
Held-to-maturity:
Debt securities	198	2	—	—

Schedule Of Proceeds And Gross Realized Gains And Losses

Proceeds, gross realized gains and losses from sales of available-for-sale securities for each of the three years in the period ended March 31, 2012 are as follows:

	March 31, 2010	March 31, 2011	March 31, 2012
	Millions of yen
Proceeds	¥77,153	¥15,749	¥9,995
Gross realized gain	6,623	3,248	5,559
Gross realized loss	5,027	401	532

Maturities Of Debt Securities Classified As Held-To-Maturity

Maturities of debt securities classified as held-to-maturity at March 31, 2011 and 2012 are as follows.

	2011		2012
	Carrying Amount	Fair value	Carrying Amount	Fair value
	Millions of yen
Due within 1 year	¥265,682	¥265,691	¥260,753	¥260,753
Due after 1 year through 5 years	1,131	1,129	2,335	2,346
Due after 5 years through 10 years	963	979	1,166	1,166
Due after 10 years	—	—	303	301

Total	¥267,776	¥267,799	¥264,557	¥264,566

Goodwill, Software And Other Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2012
Changes In Goodwill By Reportable Segment

The changes in goodwill by reportable segment for the fiscal years ended March 31, 2011 and 2012 are as follows:

	2011
	Long distance and international communications business	Mobile communications business	Data communications business	Other	Total
	Millions of yen
Balance at March 31, 2010	¥39,381	¥419,397	¥38,481	¥2,571	¥499,830
Goodwill acquired during year	157,399	10,852	94,551	—	262,802
Impairment losses	—	—	(1,912)	—	(1,912)
Foreign currency translation adjustments	(4,910)	(3,120)	(4,569)	—	(12,599)
Other	—	(595)	—	—	(595)

Balance at March 31, 2011	¥191,870	¥426,534	¥126,551	¥2,571	¥747,526

	2012
	Long distance and international communications business	Mobile communications business	Data communications business	Other	Total
	Millions of yen
Balance at March 31, 2011	¥191,870	¥426,534	¥126,551	¥2,571	¥747,526
Goodwill acquired during year	5,316	7,256	28,927	—	41,499
Impairment losses	—	—	(4,764)	—	(4,764)
Foreign currency translation adjustments	(10,020)	(1,539)	(1,277)	—	(12,836)
Other	(5)	—	—	—	(5)

Balance at March 31, 2012	¥187,161	¥432,251	¥149,437	¥2,571	¥771,420

Schedule Of Major Components Of Software And Other Intangible Assets

The following table displays the major components of software and other intangible assets as of March 31, 2011 and 2012.

	2011	2012
	Millions of yen
Amortizable intangible assets:
Computer software	¥5,306,474	¥5,565,146
Rights to use utility facilities	334,520	335,998
Other	264,260	274,031
Accumulated amortization	(4,317,440)	(4,594,801)

Total amortizable intangible assets	1,587,814	1,580,374

Non-amortizable intangible assets:
Trademarks and trade names	29,671	27,946

Total non-amortizable intangible assets	29,671	27,946

Total	¥1,617,485	¥1,608,320

Estimated Aggregate Amortization Expenses For Intangible Assets During The Next Five Years

The estimated aggregate amortization expenses for intangible assets during each of the five years ending March 31 are as follows:

Fiscal year ending March 31	Millions of yen
2013	¥466,148
2014	361,987
2015	275,396
2016	179,968
2017	100,406

Short-Term Borrowings And Long-Term Debt (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Short-Term Borrowings

Short-term borrowings at March 31, 2011 and 2012 comprised the following:

	2011	2012
	Millions of yen
Borrowing denominated in Japanese yen:
Unsecured short-term loans from financial institutions bearing interest at weighted average rates of 0.43% and 0.54% per annum at March 31, 2011 and 2012, respectively	¥134,898	¥50,259
Commercial paper bearing interest at weighted average rates of 0.17% and 0.11% per annum at March 31, 2011 and 2012, respectively	200,989	20,000

Borrowing denominated in foreign currencies:
Unsecured short-term loans from financial institutions	5,680	13,248

Total short-term debt	¥341,567	¥83,507

Schedule Of Long-Term Debt

Long-term debt at March 31, 2011 and 2012 comprised the following:

	2011	2012
	Millions of yen
Debt denominated in Japanese yen:
0.36% – 2.06% coupon bonds due 2012 – 2031	¥2,128,633	¥2,114,079
0.49% floating rate bond due 2022	167,192	100
Secured indebtedness to financial institutions—
2.15% (weighted average) loans due 2012 – 2029	49,086	38,545
floating rate loans	24,226	—
Unsecured indebtedness to financial institutions—
1.35% (weighted average) loans due 2012 – 2032	1,527,729	1,737,031
0.53% (weighted average) floating rate loans due 2012 – 2022	75,975	87,588

	3,972,841	3,977,343

Debt denominated in foreign currencies:
1.88% – 2.25% Swiss franc bonds due 2012 – 2013	73,177	73,568
Euro note	59,535	—
Unsecured indebtedness to financial institutions—

2.50%(weighted average) U.S. dollar loans due 2012 – 2019

0.79% (weighted average) U.S. dollar floating rate loans due 2012 – 2027

17.37% (weighted average) South African Rand loans due 2012 – 2018

Other loans due 2012 – 2030

	15,945 46,596 16,829 8,146	15,352 70,850 12,309 17,749

	220,228	189,828

Total long-term debt principal	4,193,069	4,167,171
Less—Deferred bond discounts	(395)	(388)

	4,192,674	4,166,783
Less—Current portion	(698,476)	(656,963)

Total long-term debt	¥3,494,198	¥3,509,820

Schedule Of Maturities Of Long-Term Debt

The balance of long-term debt as of March 31, 2012, and the aggregate amounts of annual maturities from the fiscal year ending March 31, 2013 to the fiscal year ending March 31, 2017 and thereafter are as follows:

Fiscal year ending March 31	Millions of yen
2013	¥656,963
2014	690,301
2015	421,015
2016	362,807
2017	477,262
Thereafter	1,558,435

Total	¥4,166,783

Employees' Retirement Benefits (Tables)	12 Months Ended
Mar. 31, 2012
Non Contributory Funded Contract Type Corporate Pension Plans
Schedule Of Reconciliation Of The Changes In The Plans' Benefit Obligations And Fair Value Of Plan Assets

The following table presents the reconciliation of the changes in the plans’ benefit obligations and fair value of plan assets during the fiscal years ended March 31, 2011 and 2012. NTT uses a March 31 measurement date.

	2011	2012
	Millions of yen
Change in benefit obligations:
Benefit obligation, beginning of year	¥2,166,730	¥2,094,807
Service cost	75,251	72,542
Interest cost	43,854	40,840
Plan amendment	(31)	197
Actuarial loss (gain)	6,243	21,493
Other	4,638	12,594
Benefit payments (Lump-sum severance payments and Pension)	(201,878)	(204,572)

Benefit obligation, end of year	2,094,807	2,037,901

Change in fair value of plan assets:
Fair value of plan assets, beginning of year	1,136,409	1,086,800
Actual return on plan assets	(16,478)	25,372
Employer contributions	72,040	69,851
Other	3,076	3,588
Benefit payments (Pension)	(108,247)	(112,732)

Fair value of plan assets, end of year	1,086,800	1,072,879

At March 31:
Under funded status	¥(1,008,007)	¥(965,022)

Schedule Of Amounts Recognized In Consolidated Balance Sheets

The following table provides the amounts recognized in the consolidated balance sheets:

	2011	2012
	Millions of yen
At March 31:
Liability for employees’ retirement benefits	¥(1,008,046)	¥(965,068)
Other assets	39	46
Accumulated other comprehensive loss (income)	310,145	330,090

Net amount recognized	¥(697,862)	¥(634,932)

Schedule Of Amounts Recognized As Accumulated Other Comprehensive Loss (Income)

The following table provides the amounts recognized as accumulated other comprehensive loss (income):

	2011	2012
	Millions of yen
At March 31:
Net actuarial loss	¥351,345	¥356,081
Transition obligation	1,112	943
Prior service cost(*)	(42,312)	(26,934)

Total	¥310,145	¥330,090

(*)	Prior service cost has been amortized on the straight-line method over the average remaining service period of employees expected to receive benefits under the plans.

Schedule Of Projected Benefit Obligation And Fair Value Of Plan Assets In Plans With Projected Benefit Obligations In Excess Of Fair Value Of Plan Assets

The projected benefit obligation and the fair value of plan assets in the plans with projected benefit obligations in excess of fair value of plan assets at March 31, 2011 and 2012 are as follows:

	2011	2012
	Millions of yen
At March 31:
Projected benefit obligation	¥2,093,675	¥2,037,514
Fair value of plan assets	1,085,593	1,072,776

Schedule Of Accumulated Benefit Obligation And Fair Value Of Plan Assets In Plans With Accumulated Benefit Obligations In Excess Of Fair Value Of Plan Assets

The accumulated benefit obligation and the fair value of plan assets in the plans with accumulated benefit obligations in excess of fair value of plan assets at March 31, 2011 and 2012 are as follows:

	2011	2012
	Millions of yen
At March 31:
Accumulated benefit obligation	¥2,074,323	¥2,017,684
Fair value of plan assets	1,085,593	1,072,776

Schedule Of Charges To Income For Employees' Retirement Benefits

The charges to income for employees’ retirement benefits for each of the three years in the period ended March 31, 2012 included the following components:

	2010	2011	2012
	Millions of yen
Service cost	¥75,818	¥75,251	¥72,542
Interest cost on projected benefit obligation	46,906	43,854	40,840
Expected return on plan assets	(25,171)	(24,819)	(21,562)
Amortization of net actuarial loss	26,779	11,936	16,624
Amortization of transition obligation	134	169	169
Amortization of prior service cost	(22,292)	(22,279)	(15,738)

Total	¥102,174	¥84,112	¥92,875

Schedule Of Other Changes In Plan Assets And Benefit Obligations Recognized As Other Comprehensive Loss (Income)

Other changes in plan assets and benefit obligations recognized as other comprehensive loss (income) for the fiscal years ended March 31, 2011 and 2012 are as follows:

	2011	2012
	Millions of yen
Other comprehensive loss (income)
Net loss (gain) arising during period	¥47,540	¥17,681
Amortization of net actuarial loss	(11,936)	(16,624)
Amortization of transition obligation	(169)	(169)
Accrued past service liability	(31)	173
Amortization of prior service cost	22,279	15,738
Other	1,169	3,146

Total	¥58,852	¥19,945

Schedule Of Weighted-Average Assumptions Used To Determine The Benefit Obligations And Net Periodic Benefit Cost

The following table reflects the weighted-average assumptions used to determine the benefit obligations and net periodic benefit cost:

	2010	2011	2012
Weighted-average assumption used to determine benefit obligations at March 31
Discount rate	2.1%	2.0%	1.9%
Rate of compensation increase	1.9-3.2%	2.4-3.4%	2.4-3.4%
Weighted-average assumption used to determine net periodic benefit cost for years ended March 31
Discount rate	2.2%	2.1%	2.0%
Rate of compensation increase	1.9-3.2%	1.9-3.2%	2.4-3.4%
Expected long-term return on plan assets	2.5%	2.3%	2.0%

Schedule Of Fair Values Of Pension Plan Assets

The following table presents the fair values of pension plan assets of contract-type corporate pension plans as of March 31, 2011 and 2012. Descriptions of fair value hierarchy and the inputs used in measuring fair value are presented in Note 14.

	2011
	Total	Fair value measurements using
		Level 1	Level 2	Level 3
	Millions of yen
Cash and cash equivalents	¥14,316	¥14,316	—	—

Debt securities
Japanese government bonds/local government bonds	308,776	286,240	22,536	—
Domestic corporate bonds	115,223	—	115,223	—
Foreign government bonds	140,943	132,706	8,237	—
Foreign corporate bonds	6,914	1,507	5,207	200

Equity securities
Domestic	229,396	228,994	402	—
Foreign	91,201	91,201	—	—

Securities investment trust
Domestic/debt securities	16,082	—	16,082	—
Domestic/equity securities	16,603	—	16,603	—
Foreign/debt securities	10,515	—	10,515	—
Foreign/equity securities	9,712	—	9,712	—

Life insurance company general accounts	125,186	—	125,186	—

Others	1,933	—	(36)	1,969

Total	¥1,086,800	¥754,964	¥329,667	¥2,169

	2012
	Total	Fair value measurements using
		Level 1	Level 2	Level 3
	Millions of yen
Cash and cash equivalents	¥11,822	¥11,822	—	—

Debt securities
Japanese government bonds/local government bonds	415,557	396,847	18,710	—
Domestic corporate bonds	119,942	—	119,942	—
Foreign government bonds	90,769	89,474	1,295	—
Foreign corporate bonds	4,102	306	3,796	—

Equity securities
Domestic	138,916	138,916	—	—
Foreign	98,149	98,149	—	—

Securities investment trust
Domestic/debt securities	13,179	—	13,179	—
Domestic/equity securities	11,064	—	11,064	—
Foreign/debt securities	7,845	—	7,845	—
Foreign/equity securities	10,683	—	10,683	—

Life insurance company general accounts	148,643	—	148,643	—

Others	2,208	—	10	2,198

Total	¥1,072,879	¥735,514	¥335,167	¥2,198

Schedule Of Estimated Future Benefit Payments	The estimated future benefit payments are as follows:

Year ending March 31	Millions of yen
2013	¥183,669
2014	187,417
2015	181,377
2016	177,088
2017	168,262
2018-2022	610,529

Total	¥1,508,342

NTT CDBP
Schedule Of Reconciliation Of The Changes In The Plans' Benefit Obligations And Fair Value Of Plan Assets

The following table presents a reconciliation of the changes in the benefit obligations and fair value of assets of the NTT CDBP at March 31, 2011 and 2012. NTT uses a March 31 measurement date.

	2011	2012
	Millions of yen
Change in benefit obligations:
Benefit obligation, beginning of year	¥1,338,782	¥1,426,059
Service cost	36,591	37,896
Interest cost	27,866	27,980
Actuarial loss (gain)	34,091	(48)
Other	11,967	2,235
Benefit payments	(23,238)	(27,058)

Benefit obligation, end of year	1,426,059	1,467,064

Change in fair value of plan assets:
Fair value of plan assets, beginning of year	921,356	898,141
Actual return on plan assets	(23,447)	12,654
Employer contributions	7,652	7,542
Employee contributions	3,615	3,567
Other	12,203	2,401
Benefits payments	(23,238)	(27,058)

Fair value of plan assets, end of year	898,141	897,247

At March 31:
Under funded status	¥(527,918)	¥(569,817)

Schedule Of Amounts Recognized In Consolidated Balance Sheets

The following table provides the amounts recognized in the consolidated balance sheets:

	2011	2012
	Millions of yen
At March 31:
Liability for employees’ retirement benefits	¥(527,918)	¥(569,817)
Accumulated other comprehensive loss	182,711	178,539

Net amount recognized	¥(345,207)	¥(391,278)

Schedule Of Amounts Recognized As Accumulated Other Comprehensive Loss (Income)

The following table provides the amounts recognized as accumulated other comprehensive loss (income):

	2011	2012
	Millions of yen
At March 31:
Net actuarial loss	¥191,578	¥183,549
Prior service cost(*)	(8,867)	(5,010)

Total	¥182,711	¥178,539

(*)	Prior service cost has been amortized on the straight-line method over the average remaining service period of employees expected to receive benefits under the plan.

Schedule Of Charges To Income For Employees' Retirement Benefits

The charges to income for employees’ retirement benefits for each of the three years in the period ended March 31, 2012 included the following components:

	2010	2011	2012
	Millions of yen
Service cost	¥36,415	¥36,591	¥37,896
Interest cost on projected benefit obligation	28,084	27,866	27,980
Expected return on plan assets	(20,539)	(22,858)	(21,901)
Amortization of net actuarial loss	18,869	12,488	17,232
Amortization of prior service cost	(4,597)	(4,526)	(3,857)
Employee contributions	(3,605)	(3,615)	(3,567)

Total	¥54,627	¥45,946	¥53,783

Schedule Of Other Changes In Plan Assets And Benefit Obligations Recognized As Other Comprehensive Loss (Income)

Other changes in plan assets and benefit obligations recognized as other comprehensive loss (income) for the fiscal years ended March 31, 2011 and 2012 are as follows:

	2011	2012
	Millions of yen
Other comprehensive loss (income)
Net loss (gain) arising during period	¥80,396	¥9,199
Amortization of net actuarial loss	(12,488)	(17,232)
Amortization of prior service cost	4,526	3,857
Other	91	4

Total	¥72,525	¥(4,172)

Schedule Of Weighted-Average Assumptions Used To Determine The Benefit Obligations And Net Periodic Benefit Cost

The following table reflects the weighted-average assumptions used to determine the benefit obligations and net periodic benefit cost:

	2010	2011	2012
Weighted-average assumption used to determine benefit obligations at March 31
Discount rate	2.1%	2.0%	1.9%
Rate of compensation increase	3.4%	3.4%	3.4%
Weighted-average assumption used to determine net periodic benefit cost for years ended March 31
Discount rate	2.2%	2.1%	2.0%
Rate of compensation increase	3.4%	3.4%	3.4%
Expected long-term return on plan assets	2.5%	2.5%	2.5%

Schedule Of Fair Values Of Pension Plan Assets

The following table presents the fair values of pension plan assets of NTT CDBP as of March 31, 2011 and 2012. Descriptions of fair value hierarchy and the inputs used in measuring fair value are presented in Note 14.

	2011
	Total	Fair value measurements using
		Level 1	Level 2	Level 3
	Millions of yen
Cash and cash equivalents	¥9,165	¥9,165	—	—

Debt securities
Japanese government bonds/local government bonds	149,044	132,538	16,506	—
Domestic corporate bonds	220,970	—	220,970	—
Foreign government bonds	71,123	67,418	3,705	—
Foreign corporate bonds	2,331	320	2,011	—

Equity securities
Domestic	211,577	211,010	567	—
Foreign	122,184	122,184	—	—

Securities investment trust
Domestic/debt securities	11,724	—	11,724	—
Domestic/equity securities	22,247	—	22,247	—
Foreign/debt securities	8,365	—	8,365	—
Foreign/equity securities	9,598	—	9,598	—

Life insurance company general accounts	53,907	—	53,907	—

Others	5,906	—	2	5,904

Total	¥898,141	¥542,635	¥349,602	¥5,904

	2012
	Total	Fair value measurements using
		Level 1	Level 2	Level 3
	Millions of yen
Cash and cash equivalents	¥5,932	¥5,932	—	—

Debt securities
Japanese government bonds/local government bonds	304,330	289,164	15,166	—
Domestic corporate bonds	88,047	—	88,047	—
Foreign government bonds	68,930	68,281	649	—
Foreign corporate bonds	2,417	123	2,294	—

Equity securities
Domestic	192,082	192,069	13	—
Foreign	108,260	108,260	—	—

Securities investment trust
Domestic/debt securities	14,997	—	14,997	—
Domestic/equity securities	19,660	—	19,660	—
Foreign/debt securities	12,547	—	12,547	—
Foreign/equity securities	13,831	—	13,831	—

Life insurance company general accounts	61,529	—	61,529	—

Others	4,685	—	(2)	4,687

Total	¥897,247	¥663,829	¥228,731	¥4,687

Schedule Of Estimated Future Benefit Payments

The estimated future benefit payments of the NTT CDBP are as follows:

Year ending March 31	Millions of yen
2013	¥31,359
2014	38,278
2015	41,262
2016	44,123
2017	46,453
2018-2022	256,524

Total	¥457,999

Income Taxes (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Income Taxes Recognized

Total income taxes recognized for the fiscal years ended March 31, 2010, 2011 and 2012 are as follows:

	2010	2011	2012
	Millions of yen
Income from continuing operations	¥447,001	¥475,592	¥587,793
Equity in earnings (losses) of affiliated companies	4,821	(1,027)	(4,540)
Other comprehensive income (loss):
Unrealized gain (loss) on securities	16,013	(1,306)	(580)
Unrealized gain (loss) on derivative instruments	(562)	(1,302)	459
Foreign currency translation adjustments	3,558	(12,818)	(15,622)
Pension liability adjustments	79,525	(49,557)	(5,920)

Total income taxes	¥550,356	¥409,582	¥561,590

Schedule Of The Difference Between The Effective Income Tax Rate And The Statutory Tax Rate

Reconciliations of the difference between the actual effective income tax rate of NTT and the statutory tax rate are as follows:

	Percent of income before income taxes and equity in earnings of affiliated companies
	2010	2011	2012
Statutory tax rate	40.65%	40.65%	40.65%
Tax credit	(1.80)	(1.61)	(1.47)
Net change in valuation allowance	0.98	0.59	(0.27)
Net change in deferred tax liability on change in interest in and reorganization of subsidiaries	(0.39)	—	—
Effect of changes in the enacted tax rates	—	—	6.99
Other	0.47	0.82	1.53

Effective tax rate	39.91%	40.45%	47.43%

Schedule Of Components Of Deferred Tax Assets And Liabilities

Significant components of deferred tax assets and liabilities at March 31, 2011 and 2012 are as follows:

	2011	2012
	Millions of yen
Deferred tax assets:
Liability for employees’ retirement benefits	¥627,346	¥558,175
Accrued enterprise tax	17,114	17,215
Property, plant and equipment and intangible assets principally due to differences in depreciation	437,054	386,961
Compensated absences	103,659	96,101
Accrued bonus	45,851	42,895
Unamortized purchases of leased assets	11,388	9,152
Operating loss carryforwards	175,472	149,813
Accrued liabilities for loyalty programs	121,109	97,536
Deferred revenues regarding Nikagetsu Kurikoshi	28,453	20,794
Foreign currency translation adjustments	21,809	36,812
Other	159,345	151,627

Total gross deferred tax assets	1,748,600	1,567,081
Less—Valuation allowance	(274,559)	(242,158)

Total deferred tax assets	1,474,041	1,324,923

Deferred tax liabilities:
Unrealized gains on securities	(3,343)	(5,843)
Special depreciation reserve	(112)	(1,139)
Issuance of subsidiaries common stock etc.	(347,597)	(303,363)
Other	(175,187)	(171,858)

Total gross deferred tax liabilities	(526,239)	(482,203)

Net deferred tax assets	¥947,802	¥842,720

Schedule Of Net Deferred Tax Assets

Net deferred tax assets at March 31, 2011 and 2012 are included in the consolidated balance sheets as follows:

	2011	2012
	Millions of yen
Deferred income taxes (current assets)	¥244,881	¥223,021
Deferred income taxes (investments and other assets)	886,953	789,293
Other current liabilities	(222)	(3)
Deferred income taxes (long-term liabilities)	(183,810)	(169,591)

Total	¥947,802	¥842,720

Schedule Of Deductions Used In Determining Taxable Income In Future Periods

The period available to offset future taxable income varies in each tax jurisdiction as follows:

Year ending March 31	Millions of yen
Within 5 years	¥158,187
6 to 20 years	373,993
Indefinite periods	62,273

Total	¥594,453

Schedule Of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

2011
Millions of yen
Balance at March 31, 2010	¥—
Acquisition	5,345
Increase in tax position of current year	22
Foreign currency translation adjustments	70

Balance at March 31, 2011	¥5,437

2012
Millions of yen
Balance at March 31, 2011	¥5,437
Increase in tax position of current year	632
Decrease in tax position of prior year	(903)
Settlements	(165)
Foreign currency translation adjustments	(466)

Balance at March 31, 2012	¥4,535

Equity (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Change In Shares Of Common Stock And Treasury Stock

Change in NTT’s shares of common stock and treasury stock for the fiscal years ended March 31, 2010, 2011 and 2012 are as follows:

	Change in shares
	Issued shares	Treasury stock
Balance at March 31, 2009	1,574,120,900	250,844,167
Acquisition of treasury stock through purchase of less-than-one-unit shares	—	130,382
Resale of treasury stock to holders of less-than-one-unit shares	—	(50,884)
Balance at March 31, 2010	1,574,120,900	250,923,665
Acquisition of treasury stock through purchase of less-than-one-unit shares	—	111,369
Resale of treasury stock to holders of less-than-one-unit shares	—	(49,201)
Cancellation of treasury stock under resolution of the board of directors	(125,461,833)	(125,461,833)

Balance at March 31, 2011	1,448,659,067	125,524,000
Acquisition of treasury stock under resolution of the board of directors	—	99,334,200
Acquisition of treasury stock through purchase of less-than-one-unit shares	—	64,112
Resale of treasury stock to holders of less-than-one-unit shares	—	(28,668)
Cancellation of treasury stock under resolution of the board of directors	(125,461,832)	(125,461,832)

Balance at March 31, 2012	1,323,197,235	99,431,812

Schedule Of Accumulated Other Comprehensive Income (Loss)

An analysis of the changes for the fiscal years ended March 31, 2010, 2011 and 2012 in accumulated other comprehensive income (loss) is shown below:

	2010	2011	2012
	Millions of yen
Unrealized gain (loss) on securities:
At beginning of year	¥17,470	¥33,128	¥28,973
Change during the year	15,658	(4,155)	6,626

At end of year	¥33,128	¥28,973	¥35,599

Unrealized gain (loss) on derivative instruments:
At beginning of year	¥1,613	¥686	¥(957)
Change during the year	(927)	(1,643)	(935)

At end of year	¥686	¥(957)	¥(1,892)

Foreign currency translation adjustments:
At beginning of year	¥(16,265)	¥(8,478)	¥(41,248)
Change during the year	7,787	(32,770)	(54,924)

At end of year	¥(8,478)	¥(41,248)	¥(96,172)

Pension liability adjustments:
At beginning of year	¥(344,735)	¥(214,942)	¥(290,476)
Change during the year	129,793	(75,534)	(4,902)

At end of year	¥(214,942)	¥(290,476)	¥(295,378)

Total accumulated other comprehensive income (loss):
At beginning of year	¥(341,917)	¥(189,606)	¥(303,708)
Change during the year	152,311	(114,102)	(54,135)

At end of year	¥(189,606)	¥(303,708)	¥(357,843)

Schedule Of Change In Unrealized Gain (Loss) On Derivative Instruments

The following table provides the details of change in unrealized gain (loss) on derivative instruments (net of tax) for the fiscal years ended March 31, 2010, 2011 and 2012:

	2010
	Pre-tax amount	Net-of-tax amount
	Millions of yen
Unrealized gain (loss) arising during the period	¥668	¥367
Less—Reclassification adjustment for realized gain included in net income	(2,157)	(1,294)

Net change in unrealized gain (loss) on derivative instruments	¥(1,489)	¥(927)

	2011
	Pre-tax amount	Net-of-tax amount
	Millions of yen
Unrealized gain (loss) arising during the period	¥(1,795)	¥(918)
Less—Reclassification adjustment for realized gain included in net income	(1,150)	(725)

Net change in unrealized gain (loss) on derivative instruments	¥(2,945)	¥(1,643)

	2012
	Pre-tax amount	Net-of-tax amount
	Millions of yen
Unrealized gain (loss) arising during the period	¥357	¥(520)
Less—Reclassification adjustment for realized gain included in net income	(833)	(415)

Net change in unrealized gain (loss) on derivative instruments	¥(476)	¥(935)

Schedule Of Changes In Pension Liability

The following table provides the details of change in pension liability adjustments for the fiscal years ended March 31, 2011 and 2012:

	2011	2012
	Millions of yen
Net gain (loss) arising during period, before tax	¥(127,367)	¥(26,465)
Prior service cost arising during period, before tax	79	(173)

Reclassification adjustment, before tax
Amortization of net actuarial loss (gain)	24,492	33,883
Amortization of transition obligation	184	172
Amortization of prior service cost	(26,811)	(19,601)
Other	4,332	1,362

Change of pension liability adjustments during the year, before tax	(125,091)	(10,822)

Income tax expense related to pension liability adjustments	49,557	5,920

Change of pension liability adjustments during the year, net of tax	¥(75,534)	¥(4,902)

Schedule Of Tax Effects Allocated To Each Component Of Other Comprehensive Income (Loss)

Tax effects allocated to each component of other comprehensive income (loss) for the fiscal years ended March 31, 2010, 2011 and 2012 are shown below:

	Pre-tax amount	Tax benefit / (expense)	Net-of-tax amount
	Millions of yen
For the fiscal year ended March 31, 2010:
Unrealized gain (loss) on securities	¥36,582	¥(16,013)	¥20,569
Unrealized gain (loss) on derivative instruments	(1,526)	562	(964)
Foreign currency translation adjustments	13,202	(3,558)	9,644
Pension liability adjustments	214,494	(79,525)	134,969

Other comprehensive income (loss)	¥262,752	¥(98,534)	¥164,218

For the fiscal year ended March 31, 2011:
Unrealized gain (loss) on securities	¥(7,597)	¥1,306	¥(6,291)
Unrealized gain (loss) on derivative instruments	(2,835)	1,302	(1,533)
Foreign currency translation adjustments	(56,934)	12,818	(44,116)
Pension liability adjustments	(130,060)	49,557	(80,503)

Other comprehensive income (loss)	¥(197,426)	¥64,983	¥(132,443)

For the fiscal year ended March 31, 2012:
Unrealized gain (loss) on securities	¥7,658	¥580	¥8,238
Unrealized gain (loss) on derivative instruments	(1,772)	(459)	(2,231)
Foreign currency translation adjustments	(84,991)	15,622	(69,369)
Pension liability adjustments	(14,462)	5,920	(8,542)

Other comprehensive income (loss)	¥(93,567)	¥21,663	¥(71,904)

Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Assets And Liabilities Measured At Fair Value On Recurring Basis

Assets and liabilities measured at fair value on a recurring basis as of March 31, 2011 and 2012 are as follows:

	2011
	Fair value measurements using
	Total	Level 1(*1)	Level 2(*2)	Level 3(*3)
	Millions of yen
Assets
Available-for-sale securities:
Domestic equity securities	¥74,834	¥74,722	¥112	¥—
Foreign equity securities	101,679	101,679	—	—
Domestic debt securities	23,570	5,190	14,077	4,303
Foreign debt securities	8,046	33	8,013	—
Derivatives:
Forward exchange contracts	832	—	832	—
Interest rate swap agreements	1,281	—	1,281	—
Currency swap agreements	1,608	—	1,608	—
Currency option agreements	1	—	1	—

Liabilities
Derivatives:
Forward exchange contracts	1,035	—	1,035	—
Interest rate swap agreements	1,921	—	1,921	—
Currency swap agreements	9,529	—	9,529	—
Currency option agreements	¥1,860	¥—	¥1,860	¥—

There were no transfers between Level 1 and Level 2.

Level 3 reconciliation is not disclosed, since the amounts in Level 3 are immaterial.

	2012
	Fair value measurements using
	Total	Level 1(*1)	Level 2(*2)	Level 3(*3)
	Millions of yen
Assets
Available-for-sale securities:
Domestic equity securities	¥81,850	¥81,747	¥103	¥—
Foreign equity securities	98,917	98,917	—	—
Domestic debt securities	32,516	6,272	23,516	2,728
Foreign debt securities	12,069	419	11,650	—
Derivatives:
Forward exchange contracts	920	—	920	—
Interest rate swap agreements	153	—	153	—
Currency swap agreements	2,160	—	2,160	—

Liabilities
Derivatives:
Forward exchange contracts	995	—	995	—
Interest rate swap agreements	1,676	—	1,676	—
Currency swap agreements	1,769	—	1,769	—
Currency option agreements	¥1,096	¥—	¥1,096	¥—

(*1)	Quoted prices for identical assets or liabilities in active markets
(*2)	Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, inputs derived principally from observable market data
(*3)	Unobservable inputs

Schedule Of Assets And Liabilities Measured At Fair Value On Nonrecurring Basis

Assets and liabilities measured at fair value on a nonrecurring basis for the fiscal years ended March 31, 2011 and 2012 are as follows:

	2011
	Fair value measurements using
	Total	Level 1(*1)	Level 2(*2)	Level 3(*3)	Impairment losses (before tax)
	Millions of yen
Assets
Real estate	¥9,511	¥—	¥—	¥9,511	¥1,928
Cost method investments	1,195	—	532	663	3,052
Goodwill	6,089	—	—	6,089	1,912

	2012
	Fair value measurements using
	Total	Level 1(*1)	Level 2(*2)	Level 3(*3)	Impairment losses (before tax)
	Millions of yen
Assets
Real estate	¥1,896	¥—	¥—	¥1,896	¥1,015
Cost method investments	418	—	—	418	1,153
Goodwill	5,103	—	—	5,103	4,764
Long-lived assets	5,014	—	—	5,014	9,555

(*1)	Quoted prices for identical assets or liabilities in active markets
(*2)	Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, inputs derived principally from observable market data
(*3)	Unobservable inputs

Business Segment And Geographic Information (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Sales And Operating Revenue

Sales and operating revenue:

Year Ended March 31	2010	2011	2012
	Millions of yen
Sales and operating revenue:
Regional communications business—
External customers	¥3,449,437	¥3,529,551	¥3,306,656
Intersegment	514,906	497,657	458,115

Total	3,964,343	4,027,208	3,764,771
Long distance and international communications business—(*)
External customers	1,145,949	1,223,429	1,573,150
Intersegment	113,693	109,223	105,506

Total	1,259,642	1,332,652	1,678,656
Mobile communications business—
External customers	4,243,432	4,191,795	4,211,099
Intersegment	40,972	32,478	28,904

Total	4,284,404	4,224,273	4,240,003
Data communications business—
External customers	1,007,274	1,031,107	1,108,212
Intersegment	125,239	132,081	143,598

Total	1,132,513	1,163,188	1,251,810
Other—
External customers	335,284	329,121	308,245
Intersegment	797,332	791,146	780,794

Total	1,132,616	1,120,267	1,089,039
Elimination	(1,592,142)	(1,562,585)	(1,516,917)

Consolidated total	¥10,181,376	¥10,305,003	¥10,507,362

(*)	The operating revenues (External customer and Total) for the long-distance and international communications business segment for the fiscal year ended March 31, 2011 and 2012 includes Dimension Data’s operating revenues of ¥78,461 million and ¥465,729 million, respectively.

Schedule Of Segment Profit

Segment profit:

Year Ended March 31	2010	2011	2012
	Millions of yen
Segment profit:
Regional communications business	¥82,105	¥127,252	¥86,906
Long distance and international communications business	98,230	97,089	116,669
Mobile communications business	828,449	839,102	876,406
Data communications business	64,866	76,978	71,542
Other	13,326	44,857	56,857

Total segment profit	1,086,976	1,185,278	1,208,380
Elimination	30,717	29,631	14,586

Consolidated operating income	1,117,693	1,214,909	1,222,966
Other income	102,071	73,829	103,737
Other expenses	99,693	112,941	87,373

Consolidated income before income taxes and equity in earnings (losses) of affiliated companies	¥1,120,071	¥1,175,797	¥1,239,330

Equity in earnings (losses) of affiliated companies:
Regional communications business	¥177	¥77	¥93
Long distance and international communications business	657	432	900
Mobile communications business	(3,105)	(9,913)	(14,231)
Data communications business	(142)	91	27
Other	11,207	10,983	10,225

Consolidated total	¥8,794	¥1,670	¥(2,986)

Schedule Of Segment Assets

Segment assets:

As of March 31	2010	2011	2012
	Millions of yen
Segment Assets:
Regional communications business	¥7,642,212	¥7,659,004	¥7,456,797
Long distance and international communications business	1,315,930	1,770,589	1,770,522
Mobile communications business	6,905,750	6,945,024	7,090,883
Data communications business	1,324,508	1,502,352	1,515,686
Other	9,901,694	10,009,775	9,924,722

Total segment assets	27,090,094	27,886,744	27,758,610
Elimination	(8,151,039)	(8,221,148)	(8,368,911)

Consolidated total assets	¥18,939,055	¥19,665,596	¥19,389,699

(Note)	Elimination includes offsetting the carrying amount of the parent’s investment in each subsidiary and the parent’s portion of equity of each subsidiary.

Goodwill resulting from an acquisition is included in segment assets of the respective business in which the acquired business has been included. See Note 8.

Schedule Of Other Significant Items

Other significant items:

Year Ended March 31	2010	2011	2012
	Millions of yen
Depreciation and amortization:
Regional communications business	¥884,810	¥847,483	¥816,307
Long distance and international communications business	137,269	134,423	137,176
Mobile communications business	706,942	698,690	688,518
Data communications business	151,067	148,404	140,075
Other	125,165	127,419	122,728

Total segment	2,005,253	1,956,419	1,904,804
Elimination	6,811	6,115	5,894

Consolidated total	¥2,012,064	¥1,962,534	¥1,910,698

Capital investments for segment assets:
Regional communications business	¥874,204	¥806,953	¥811,803
Long distance and international communications business	129,010	135,452	152,348
Mobile communications business	686,508	668,476	726,833
Data communications business	162,571	139,070	133,966
Other	134,831	120,155	121,660

Consolidated total	¥1,987,124	¥1,870,106	¥1,946,610

Point program expenses:
Regional communications business	¥—	¥7,760	¥5,615
Long distance and international communications business	1,842	2,145	2,166
Mobile communications business	142,220	126,847	95,790

Consolidated total	¥144,062	¥136,752	¥103,571

Leases (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Capital Leased Assets

Assets acquired under capital leases at March 31, 2011 and 2012 were as follows:

Class of property	2011	2012
	Millions of yen
Buildings	¥7,365	¥8,339
Machinery, vessels and tools	90,532	91,773
Accumulated depreciation	(53,758)	(57,293)

Total	¥44,139	¥42,819

Schedule Of Future Minimum Lease Payments For Capital Leases

Future minimum lease payments by year under capital leases together with the present value of the net minimum lease payments at March 31, 2012 are as follows:

Year ending March 31	Millions of yen
2013	¥20,995
2014	15,047
2015	10,701
2016	7,141
2017	3,906
Thereafter	8,073

Total minimum lease payments	65,863
Less—Amount representing interest	(10,235)

Present value of net minimum lease payments	55,628
Less—Current obligation	(18,709)

Long-term capital lease obligations	¥36,919

Schedule Of Future Minimum Rental Payments For Operating Leases

Minimum future rental payments under operating leases that have initial or remaining non-cancellable lease terms in excess of one year at March 31, 2012 are as follows.

Year ending March 31	Millions of yen
2013	¥18,660
2014	15,742
2015	14,458
2016	9,666
2017	1,732
Thereafter	8,545

Total	¥68,803

Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Changes In The Fair Value Of The Derivatives Designated As Fair Value Hedges And The Hedged Items Recorded In The Consolidated Statements Of Income

Changes in the fair value of the derivatives designated as fair value hedges and the hedged items recorded in the consolidated statements of income for the fiscal year ended March 31, 2010, 2011 and 2012 were as follows:

	2010
Consolidated statements of income item	Changes in the fair value of the derivatives	Changes in the fair value of the hedged items
	Millions of yen
Other, net	¥(136)	¥136

	2011
Consolidated statements of income item	Changes in the fair value of the derivatives	Changes in the fair value of the hedged items
	Millions of yen
Other, net	¥(1,647)	¥1,647

	2012
Consolidated statements of income item	Changes in the fair value of the derivatives	Changes in the fair value of the hedged items
	Millions of yen
Other, net	¥(1,650)	¥1,650

Schedule Of Changes In Fair Value Of Cash Flow Hedges Recorded In Other Comprehensive Income (Loss)

Changes in the fair value of cash flow hedges recorded in other comprehensive income (loss) for the fiscal years ended March 31, 2011 and 2012 were as follows:

	2011	2012
	Millions of yen
Forward exchange contracts	¥(187)	¥(294)
Interest rate swap agreements	(1,289)	(822)
Currency swap agreements	(910)	350

Total	¥(2,386)	¥(766)

Schedule Of Amounts Of Gain (Loss) On Cash Flow Hedges Reclassified From Accumulated Other Comprehensive Income (Loss) Into Earnings

Amounts of gain (loss) on cash flow hedges reclassified from accumulated other comprehensive income (loss) into earnings for the fiscal years ended March 31, 2010, 2011 and 2012 were as follows:

	Consolidated statements of income item	2010	2011	2012
		Millions of yen
Forward exchange contracts	Other, net	¥(33)	¥(114)	¥(264)
Interest rate swap agreements	Other, net	(413)	(654)	(1,173)
Currency swap agreements	Other, net	2,603	1,919	604

Total		¥2,157	¥1,150	¥(833)

Schedule Of Changes In The Fair Value Of The Derivatives Not Designated As Hedging Instruments Recorded In The Consolidated Statements Of Income

Changes in the fair value of the derivatives not designated as hedging instruments recorded in the consolidated statements of income for the fiscal years ended March 31, 2010, 2011 and 2012 were as follows:

	Consolidated statements of income item	2010	2011	2012
		Millions of yen
Forward exchange contracts	Other, net	¥(5)	¥(4,815)	¥1,254
Interest rate swap agreements	Other, net	(347)	74	(118)
Currency swap agreements	Other, net	14	(14)	30
Currency option agreements	Other, net	(1,552)	(3,426)	763

Total		(1,890)	(8,181)	1,929

Schedule Of Estimated Fair Value Of Financial Instruments

The table that follows provides the estimated fair value of financial instruments. Assets and liabilities with carrying amounts that approximate fair values are not included in the table; such as cash and cash equivalents, notes and accounts receivable, trade, short-term borrowings, accounts payable, trade, and accrued payroll. Fair value information regarding “Marketable securities and other investments” is disclosed in Note 7.

	2011		2012
	Carrying amount	Fair value	Carrying amount	Fair value
	Millions of yen
Long-term debt including current portion	¥4,192,674	¥4,354,131	¥4,166,783	¥4,386,409

Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value

The fair value of derivative instruments and amounts recorded in the consolidated balance sheets at March 31, 2011 and 2012 are as follows. The fair value of derivative instruments are measured by inputs derived principally from observable market data provided by financial institutions.

	2011	2012
	Millions of yen
Assets
Derivatives designated as hedging instruments:
Forward exchange contracts
Prepaid expenses and other current assets	¥485	¥76
Interest rate swap agreements
Prepaid expenses and other current assets	1,235	—
Other assets	46	153
Currency swap agreements
Prepaid expenses and other current assets	5	1,809
Other assets	1,603	321

Subtotal	3,374	2,359

Derivatives not designated as hedging instruments:
Forward exchange contracts
Prepaid expenses and other current assets	347	822
Other assets	—	22
Currency swap agreements
Other assets	—	30
Currency option agreements
Prepaid expenses and other current assets	1	—

Subtotal	348	874

Total	¥3,722	¥3,233

	2011	2012
	Millions of yen
Liabilities
Derivatives designated as hedging instruments:
Forward exchange contracts
Other (Current liabilities)	¥4	¥304
Interest rate swap agreements
Other (Current liabilities)	153	248
Other (Long-term liabilities)	1,185	728
Currency swap agreements
Other (Current liabilities)	7,387	1,769
Other (Long-term liabilities)	2,142	—

Subtotal	10,871	3,049

Derivatives not designated as hedging instruments:
Forward exchange contracts
Other (Current liabilities)	941	609
Other (Long-term liabilities)	90	82
Interest rate swap agreements
Other (Current liabilities)	109	168
Other (Long-term liabilities)	474	533
Currency option agreements
Other (Current liabilities)	1	235
Other (Long-term liabilities)	1,859	861

Subtotal	3,474	2,488

Total	¥14,345	¥5,537

Cash Flow Hedge
Schedule Of Notional Amounts Of Outstanding Derivative Positions

The notional principal amounts of cash flow hedges at March 31, 2011 and 2012 were as follows:

	2011	2012
	Millions of yen
Forward exchange contracts	¥5,666	¥13,059
Interest rate swap agreements	135,280	124,280
Currency swap agreements	¥142,280	¥77,966

Not Designated as Hedging Instrument
Schedule Of Notional Amounts Of Outstanding Derivative Positions

The notional principal amounts of the derivatives not designated as hedging instruments at March 31, 2011 and 2012 were as follows:

	2011	2012
	Millions of yen
Forward exchange contracts	¥36,761	¥52,253
Interest rate swap agreements	89,332	89,376
Currency swap agreements	—	288
Currency option agreements	12,760	7,520

Financing Receivables (Tables)	12 Months Ended
Mar. 31, 2012
Allowance For Credit Losses And Financing Receivables

Rollforward of allowance for credit losses and recorded investment in financing receivables for the fiscal years ended March 31, 2011 and 2012 are as follows:

	2011
	Installment sales receivable	Lease receivable	Loans receivable	Credit receivable	Others	Total
	Millions of yen
Allowance for credit losses:
Balance at March 31, 2011	¥7,593	¥26,391	¥12,091	¥4,877	¥73	¥51,025
collectively evaluated for impairment	5,204	14,916	5,684	4,877	3	30,684
individually evaluated for impairment	2,389	11,475	6,407	—	70	20,341
Financing receivable:
Balance at March 31, 2011	330,331	439,326	68,085	191,919	1,319	1,030,980
collectively evaluated for impairment	327,444	424,480	57,613	191,919	883	1,002,339
individually evaluated for impairment	2,887	14,846	10,472	—	436	28,641

	2012
	Installment sales receivable	Lease receivable	Loans receivable	Credit receivable	Others	Total
	Millions of yen
Allowance for credit losses:
Balance at March 31, 2011	¥7,593	¥26,391	¥12,091	¥4,877	¥73	¥51,025
Provision	3,568	(5,924)	(1,238)	2,546	59	(989)
Charge off	(3,688)	(3,673)	(2,481)	(2,740)	(54)	(12,636)
Balance at March 31, 2012	7,473	16,794	8,372	4,683	78	37,400
collectively evaluated for impairment	6,439	7,686	3,935	4,683	6	22,749
individually evaluated for impairment	1,034	9,108	4,437	—	72	14,651
Financing receivable:
Balance at March 31, 2012	336,980	375,506	65,564	223,821	1,439	1,003,310
collectively evaluated for impairment	335,597	363,345	57,233	223,821	1,367	981,363
individually evaluated for impairment	1,383	12,161	8,331	—	72	21,947

Schedule Of Financing Receivables On Non Accrual Status

Financing receivables on nonaccrual status at March 31, 2011 and 2012 are as follows:

	2011	2012
	Millions of yen
Installment sales receivable	¥738	¥434
Lease receivable	8,876	8,922
Loans receivable	11,758	9,251
Credit receivable	1,712	1,342
Others	—	74

Total	¥23,084	¥20,023

Age Of The Recorded Investment In Financing Receivables

Analysis of the age of the recorded investment in financing receivables at March 31, 2011 and 2012 are as follows:

	2011
	Performing		Nonperforming	Total	Greater than 90 days and accruing
	Current	1-89 days past due	Greater than 90 days
	Millions of yen
Installment sales receivable	¥323,790	¥1,854	¥4,687	¥330,331	¥640
Lease receivable	455,201	942	12,898	469,041	4,022
Credit receivable	187,746	2,653	1,712	192,111	—
Others	1,384	10	242	1,636	—
Total	¥968,121	¥5,459	¥19,539	¥993,119	¥4,662

	2011
	Performing	Nonperforming	Total	Past due and accruing
	Current	Past due
	Millions of yen
Loans receivable	¥189,118	¥11,920	¥201,038	¥—

	2012
	Performing		Nonperforming	Total	Greater than 90 days and accruing
	Current	1-89 days past due	Greater than 90 days
	Millions of yen
Installment sales receivable	¥330,976	¥1,576	¥4,428	¥336,980	¥186
Lease receivable	400,128	3,453	10,368	413,949	1,447
Credit receivable	219,617	2,943	1,342	223,902	—
Others	2,191	5	69	2,265	—
Total	¥952,912	¥7,977	¥16,207	¥977,096	¥1,633

	2012
	Performing	Nonperforming	Total	Past due and accruing
	Current	Past due
	Millions of yen
Loans receivable	¥196,056	¥9,372	¥205,428	¥—

Impaired Financing Receivables

Impaired financing receivables at March 31, 2011 and 2012 are as follows:

	2011
	Recorded Investment	Related Allowance	Unpaid Principal Balance
	Millions of yen
With an allowance recorded	¥11,733	¥7,578	¥11,733
With no related allowance recorded	¥19	¥—	¥52

	2012
	Recorded Investment	Related Allowance	Unpaid Principal Balance	Average Recorded Investment
	Millions of yen
With an allowance recorded	¥9,071	¥5,236	¥9,071	¥10,405
With no related allowance recorded	¥5	¥—	¥56	¥20

Commitments And Contingent Liabilities (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of The Aggregate Amount Of Payments For Commitments Outstanding

The aggregate amount of payments for commitments outstanding at March 31, 2012, including commitments for purchase of property, plant and equipment and other assets is as follows:

Fiscal year ending March 31	Millions of yen
2013	¥289,494
2014	30,353
2015	22,805
2016	1,765
2017	812
Thereafter	609

Total	¥345,838

Amounts For Assets Acquired And Liabilities Assumed (Tables)	12 Months Ended
Mar. 31, 2012
Amounts For Assets Acquired And Liabilities Assumed

The following table summarizes the amounts of the assets acquired and liabilities assumed at the acquisition date, as well as the fair value at the acquisition date of the noncontrolling interest in Dimension Data.

Millions of yen
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents	¥48,623
Notes and accounts receivable, trade	82,566
Current assets (other)	47,905
Property, plant and equipment	30,090
Other intangibles	108,705
Other assets	18,047

Total assets acquired	335,936

Accounts payable, trade	48,321
Current liabilities (other)	107,733
Long-term liabilities	49,868

Total liabilities assumed	205,922

Total net assets acquired	130,014

Noncontrolling interest in Dimension Data	(20,931)
Goodwill	151,488

Acquisition cost	260,571

Pro Forma Net Income And Earnings Per Share (Tables)	12 Months Ended
Mar. 31, 2012
Pro Forma Net Income And Earnings Per Share

Operating revenues, Operating income, Net income attributable to NTT and Earnings per share for the fiscal years ended March 31, 2010 and 2011, on an unaudited pro forma basis as though Dimension Data and its subsidiaries had been consolidated as of April 1, 2009, were as follows:

	2010	2011
	Millions of yen
Operating revenues	¥10,561,799	¥10,670,714
Operating income	1,121,978	1,225,016
Net income attributable to NTT	493,866	514,881
Earnings per share (Yen)	373.22	389.13

Nature of Operations - Additional Information (Detail)	Mar. 31, 2012
Nature of Operations [Line Items]
Percentage of Government-owned shares	33.30%
Japanese Government
Nature of Operations [Line Items]
Ownership ratio of issued stock	32.60%

Summary Of Significant Accounting Policies - Additional Information (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Significant Accounting Policies [Line Items]
Inventory write-down	¥ 14,651,000,000	¥ 9,821,000,000	¥ 18,539,000,000
Interest costs incurred	59,913,000,000	58,826,000,000	60,186,000,000
Interest costs, capitalized during period	3,587,000,000	3,559,000,000	5,036,000,000
Recognized income tax positions chance of being sustained, minimum	50.00%
VIEs established to develop real estate for rental assets	223,000,000,000	251,000,000,000
VIEs established to lease software assets	¥ 2,000,000,000	¥ 30,000,000,000

Summary Of Significant Accounting Policies (The Estimated Useful Lives Of Depreciable Properties) (Detail)	12 Months Ended
Mar. 31, 2012 Year
Digital Switch Equipment (Including Wireless Telecommunications Equipment)
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life, minimum, years	8
Property, plant and equipment, useful life, maximum, years	16
Cables
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life, minimum, years	13
Property, plant and equipment, useful life, maximum, years	21
Tubes And Tunnels
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life, average, years	50
Reinforced Concrete Buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life, minimum, years	42
Property, plant and equipment, useful life, maximum, years	56
Machinery, Vessels And Tools
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life, minimum, years	3
Property, plant and equipment, useful life, maximum, years	26

Summary Of Significant Accounting Policies (Assets And Liabilities Of VIEs Established To Develop Real Estate For Rental And To Lease Software) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Variable Interest Entity [Line Items]
Current assets	¥ 4,711,931		¥ 4,770,297
Property, plant and equipment	9,806,356		9,900,640
Investments and other assets	4,871,412		4,994,659
Current liabilities	3,494,253		3,689,072
Long-term liabilities	5,847,717		5,895,592
Vies Established To Develop Real Estate For Rental
Variable Interest Entity [Line Items]
Current assets	15,644	[1],[2]	16,389	[3],[4]
Property, plant and equipment	201,735	[1],[2]	229,494	[3],[4]
Investments and other assets	5,935	[1],[2]	5,329	[3],[4]
Current liabilities	3,411	[1],[2]	27,076	[3],[4]
Long-term liabilities	121,321	[1],[2]	128,499	[3],[4]
Vies Established To Lease Software
Variable Interest Entity [Line Items]
Current assets	16		2,148
Property, plant and equipment	2,463		10,792
Investments and other assets	2		17,030
Current liabilities	129		5,748
Long-term liabilities	¥ 874		¥ 994

[1]	Property, plant and equipment, Current liabilities and Long-term liabilities of VIEs established to develop real estate for rental included "Land" totaling ¥135,677 million, "Current portion of long-term debt" totaling ¥1,825 million and "Long-term debt" totaling ¥87,338 million, respectively.
[2]	"Current portion of long-term debt" and "Long-term debt" are secured by the Company's land and buildings totaling ¥250,824 million.
[3]	Property, plant and equipment, Current liabilities and Long-term liabilities of VIEs established to develop real estate for rental included "Land" totaling ¥135,531 million, "Current portion of long-term debt" totaling ¥25,143 million and "Long-term debt" totaling ¥84,838 million, respectively.
[4]	"Current portion of long-term debt" and "Long-term debt" are secured by the Company's land and buildings totaling ¥285,632 million.

Summary Of Significant Accounting Policies (Assets And Liabilities Of VIEs Established To Develop Real Estate For Rental And To Lease Software) (Parenthetical) (Detail) (JPY ¥)
In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Variable Interest Entity [Line Items]
VIEs established to develop real estate for rental, land	¥ 135,677	¥ 135,531
Current portion of long-term debt	1,825	25,143
Long-term debt	87,338	84,838
Land and buildings pledged to long-term debt	¥ 250,824	¥ 285,632

Related Party Transactions (Detail) (Affiliated Companies, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Affiliated Companies
Related Party Transaction [Line Items]
Operating revenues	¥ 25,788	¥ 23,145	¥ 18,767
Operating expenses	104,435	105,682	96,048
Receivables	14,225	11,839
Payables	¥ 83,559	¥ 73,042

Related Party Transactions - Additional Information (Detail) (Affiliated Companies, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Affiliated Companies
Related Party Transaction [Line Items]
Proceeds from dividends received	¥ 17,839	¥ 18,527	¥ 18,284

Cash And Cash Equivalents (Schedule Of Cash And Cash Equivalents) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Cash, Cash Equivalents Details [Line Items]
Cash	¥ 672,018	¥ 875,463
Commercial Paper	210,972	199,977
Time deposits, certificates of deposit and other	137,153	359,718
Total	¥ 1,020,143	¥ 1,435,158	¥ 911,062	¥ 1,052,777

Inventories (Schedule Of Inventories) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Inventory Disclosure [Line Items]
Telecommunications equipment to be sold and materials	¥ 160,482	¥ 157,318
Projects in progress	101,052	94,334
Supplies	67,839	63,331
Total	¥ 329,373	¥ 314,983

Investments In Affiliated Companies - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended								12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2012 Philippine Long Distance Telephone Company	Nov. 30, 2011 Philippine Long Distance Telephone Company	Mar. 31, 2011 Philippine Long Distance Telephone Company	Mar. 31, 2008 Philippine Long Distance Telephone Company	Feb. 28, 2008 Philippine Long Distance Telephone Company	Mar. 31, 2010 Tata Teleservices Limited	Mar. 31, 2012 Tata Teleservices Limited	Mar. 25, 2009 Tata Teleservices Limited
Investments in and Advances to Affiliates [Line Items]
Equity method investment, acquired ownership percentage								7.00%			26.00%
Equity method investment, aggregate cost					¥ 19,519			¥ 98,943		¥ 14,424	¥ 252,321
Equity method investment, ownership percentage					20.00%		21.00%	13.00%		27.00%
Carrying amount of investment				119,735		104,748
Aggregate market price				229,095		176,729
Equity in earnings (losses) of affiliated companies	(2,986)	1,670	8,794						(2,788)
Investments in affiliates, period decrease									(4,710)
Share of undistributed earnings of affiliated companies included in consolidated retained earnings	68,779	61,016	61,736
Investments in and advances to affiliates, total	128,821
Investments in and advances to affiliates, related market value	247,718
Equity method investment, difference between carrying values and underlying equity	¥ 313,088	¥ 362,135

Marketable Securities And Other Investments (Schedule Of The Aggregate Carrying Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses And Fair Value Of Available-For-Sale And Held-To-Maturity Securities) (Detail) (JPY ¥)
In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Schedule of Investments [Line Items]
Total Cost	¥ 442,754		¥ 436,816
Total Gross unrealized gains	60,597		43,439
Total Gross unrealized losses	13,433		4,327
Total Fair value	489,918		475,928
Equity Securities
Schedule of Investments [Line Items]
Available-for-sale, Cost	133,440		136,722
Available-for-sale, Gross unrealized gains	59,965		43,094
Available-for-sale, Gross unrealized losses	12,638		3,303
Available-for-sale, Fair value	180,767		176,513
Debt Securities
Schedule of Investments [Line Items]
Available-for-sale, Cost	44,757		32,318
Available-for-sale, Gross unrealized gains	621		320
Available-for-sale, Gross unrealized losses	793		1,022
Available-for-sale, Fair value	44,585		31,616
Commercial Paper
Schedule of Investments [Line Items]
Held-to-maturity, Cost	259,953	[1]	259,972	[2]
Held-to-maturity, Fair value	259,953	[1]	259,972	[2]
Other Debt Securities
Schedule of Investments [Line Items]
Held-to-maturity, Cost	4,604		7,804
Held-to-maturity, Gross unrealized gains	11		25
Held-to-maturity, Gross unrealized losses	2		2
Held-to-maturity, Fair value	¥ 4,613		¥ 7,827

[1]	Commercial paper are "Cash and cash equivalents" totaling ¥199,979 million and "Short-term investments" totaling ¥59,974 million.
[2]	Commercial paper are "Cash and cash equivalents" totaling ¥199,977 million and "Short-term investments" totaling ¥59,995 million.

Marketable Securities And Other Investments (Schedule Of The Aggregate Carrying Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses And Fair Value Of Available-For-Sale And Held-To-Maturity Securities) (Parenthetical) (Detail) (JPY ¥)
In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Schedule of Investments [Line Items]
Commercial Paper	¥ 210,972	¥ 199,977
Cash and Cash Equivalents
Schedule of Investments [Line Items]
Commercial Paper	199,979	199,977
Short-term Investments
Schedule of Investments [Line Items]
Commercial Paper	¥ 59,974	¥ 59,995

Marketable Securities And Other Investments (Loss On Investments) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Equity Securities
Schedule of Investments [Line Items]
Available-for-sale, Fair value, Less than 12 months	¥ 43,049	¥ 7,191
Available-for- sale, Gross unrealized holding losses, Less than 12 months	11,481	1,340
Available-for-sale, Fair value, 12 months or longer	3,382	11,663
Available-for- sale, Gross unrealized holding losses, 12 months or longer	1,157	1,963
Debt Securities
Schedule of Investments [Line Items]
Available-for-sale, Fair value, Less than 12 months	983	9,234
Available-for- sale, Gross unrealized holding losses, Less than 12 months	320	532
Available-for-sale, Fair value, 12 months or longer	4,612	6,544
Available-for- sale, Gross unrealized holding losses, 12 months or longer	473	490
Held-to-maturity, Fair value, Less than 12 months	198	1,104
Held-to-maturity, Gross unrealized holding losses, Less than 12 months	2	2
Held-to-maturity, Fair value, 12 months or longer
Held-to-maturity, Gross unrealized holding losses, 12 months or longer

Marketable Securities And Other Investments - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended				1 Months Ended		1 Months Ended		1 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009 KT Freetel Co., Ltd.	Jun. 01, 2009 KT Corporation Kt Common Stock	Jan. 20, 2009 KT Corporation Kt Common Stock	May 27, 2009 KT Corporation Exchangeable Bonds	Jan. 20, 2009 KT Corporation Exchangeable Bonds	Dec. 14, 2009 KT Corporation KT ADRs [Member]
Schedule of Investments [Line Items]
Carrying amounts of long-term investment equity securities	¥ 70,888	¥ 68,325
Fair value of investment securities, carrying amount	68,916	67,698
Net income (loss) reclassified out of accumulated other comprehensive income (loss)	104	(4,511)	(2,005)
Percentage of common stock of KT Freetel Co., Ltd., outstanding common shares				11.00%
Initial acquisition cost of KT Freetel Co., Ltd.				65,602
Proportion of KTF shareholding allocated to exchange for common stock / bond						40.00%		60.00%
Acquisition of business common stock / bond					15,023		20,821		26,326
Realized gain (loss) from acquiring common stock					(692)				5,477
Realized gain (loss) from acquiring bond							¥ (2,753)

Marketable Securities And Other Investments (Schedule Of Proceeds And Gross Realized Gains And Losses) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Schedule Of Marketable Securities [Line Items]
Proceeds	¥ 9,995	¥ 15,749	¥ 77,153
Gross realized gain	5,559	3,248	6,623
Gross realized loss	¥ 532	¥ 401	¥ 5,027

Marketable Securities And Other Investments (Maturities Of Debt Securities Classified As Held-To-Maturity) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Schedule of Investments [Line Items]
Due within 1 year, Carrying Amount	¥ 260,753	¥ 265,682
Due after 1 year through 5 years, Carrying Amount	2,335	1,131
Due after 5 years through 10 years, Carrying Amount	1,166	963
Due after 10 years, Carrying Amount	303
Total Carrying Amount	264,557	267,776
Due within 1 year, Fair value	260,753	265,691
Due after 1 year through 5 years, Fair value	2,346	1,129
Due after 5 years through 10 years, Fair value	1,166	979
Due after 10 years, Fair value	301
Total Fair value	¥ 264,566	¥ 267,799

Goodwill, Software And Other Intangible Assets (Changes In Goodwill By Reportable Segment) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012 Long Distance And International Communications Business	Mar. 31, 2011 Long Distance And International Communications Business	Mar. 31, 2012 Mobile Communications Business	Mar. 31, 2011 Mobile Communications Business	Mar. 31, 2012 Data Communications Business	Mar. 31, 2011 Data Communications Business	Mar. 31, 2012 Other Segment	Mar. 31, 2011 Other Segment	Mar. 31, 2010 Other Segment
Goodwill [Line Items]
Goodwill, beginning balance	¥ 747,526	¥ 499,830	¥ 191,870	¥ 39,381	¥ 426,534	¥ 419,397	¥ 126,551	¥ 38,481	¥ 2,571	¥ 2,571	¥ 2,571
Goodwill acquired during year	41,499	262,802	5,316	157,399	7,256	10,852	28,927	94,551
Impairment losses	(4,764)	(1,912)					(4,764)	(1,912)
Foreign currency translation adjustments	(12,836)	(12,599)	(10,020)	(4,910)	(1,539)	(3,120)	(1,277)	(4,569)
Other	(5)	(595)	(5)			(595)
Goodwill, ending balance	¥ 771,420	¥ 747,526	¥ 187,161	¥ 191,870	¥ 432,251	¥ 426,534	¥ 149,437	¥ 126,551	¥ 2,571	¥ 2,571	¥ 2,571

Goodwill, Software And Other Intangible Assets (Schedule Of Major Components Of Software And Other Intangible Assets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Intangible Assets by Major Class [Line Items]
Accumulated amortization	¥ (4,594,801)	¥ (4,317,440)
Total amortizable intangible assets	1,580,374	1,587,814
Total non-amortizable intangible assets	27,946	29,671
Total	1,608,320	1,617,485
Trademarks And Trade Names
Intangible Assets by Major Class [Line Items]
Total non-amortizable intangible assets	27,946	29,671
Computer Software
Intangible Assets by Major Class [Line Items]
Amortizable intangible assets	5,565,146	5,306,474
Rights To Use Utility Facilities
Intangible Assets by Major Class [Line Items]
Amortizable intangible assets	335,998	334,520
Other Intangibles
Intangible Assets by Major Class [Line Items]
Amortizable intangible assets	¥ 274,031	¥ 264,260

Goodwill, Software And Other Intangible Assets - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Intangible Assets by Major Class [Line Items]
Amortization of intangible assets	¥ 481,043	¥ 462,649	¥ 443,567
Trademarks
Intangible Assets by Major Class [Line Items]
Acquired indefinite-lived intangible asset, amount	¥ 27,946	¥ 29,671
Computer Software
Intangible Assets by Major Class [Line Items]
Finite-lived intangible assets, average useful life, years	5
Rights To Use Utility Facilities
Intangible Assets by Major Class [Line Items]
Finite-lived intangible assets, average useful life, years	18
Other Intangibles
Intangible Assets by Major Class [Line Items]
Finite-lived intangible assets, average useful life, years	11

Goodwill, Software And Other Intangible Assets (Estimated Aggregate Amortization Expenses For Intangible Assets During The Next Five Years) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Schedule Of Goodwill And Intangible Assets [Line Items]
2013	¥ 466,148
2014	361,987
2015	275,396
2016	179,968
2017	¥ 100,406

Short-Term Borrowings And Long-Term Debt (Schedule Of Short-Term Borrowings) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Short-term Debt [Line Items]
short-term borrowings	¥ 83,507	¥ 341,567
Unsecured Short-Term Loans From Financial Institutions Denominated In Japanese Yen
Short-term Debt [Line Items]
short-term borrowings	50,259	134,898
Commercial Paper Denominated In Japanese Yen
Short-term Debt [Line Items]
short-term borrowings	20,000	200,989
Unsecured Short-Term Loans From Financial Institutions Denominated In Foreign Currencies
Short-term Debt [Line Items]
short-term borrowings	¥ 13,248	¥ 5,680

Short-Term Borrowings And Long-Term Debt (Schedule Of Short-Term Borrowings) (Parenthetical) (Detail)	Mar. 31, 2012	Mar. 31, 2011
Unsecured Short-Term Loans From Financial Institutions Denominated In Japanese Yen
Short-term Debt [Line Items]
Short-term debt, weighted average interest rates	0.54%	0.43%
Commercial Paper Denominated In Japanese Yen
Short-term Debt [Line Items]
Short-term debt, weighted average interest rates	0.11%	0.17%

Short-Term Borrowings And Long-Term Debt (Schedule Of Long-Term Debt) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Debt Instrument [Line Items]
Total long-term debt principal	¥ 4,167,171	¥ 4,193,069
Less-Deferred bond discounts	(388)	(395)
Long-term debt	4,166,783	4,192,674
Less-Current portion	(656,963)	(698,476)
Total long-term debt	3,509,820	3,494,198
Debt Denominated In Japanese Yen
Debt Instrument [Line Items]
Total long-term debt principal	3,977,343	3,972,841
Debt Denominated In Japanese Yen | 0.36% - 2.06% Coupon Bonds Due 2012 - 2031
Debt Instrument [Line Items]
Total long-term debt principal	2,114,079	2,128,633
Debt Denominated In Japanese Yen | 0.49% Floating Rate Bond Due 2022
Debt Instrument [Line Items]
Total long-term debt principal	100	167,192
Debt Denominated In Japanese Yen | 2.15% (Weighted Average) Loans Due 2012 - 2029
Debt Instrument [Line Items]
Total long-term debt principal	38,545	49,086
Debt Denominated In Japanese Yen | Floating Rate Loans
Debt Instrument [Line Items]
Total long-term debt principal		24,226
Debt Denominated In Japanese Yen | 1.35% (Weighted Average) Loans Due 2012 - 2032
Debt Instrument [Line Items]
Total long-term debt principal	1,737,031	1,527,729
Debt Denominated In Japanese Yen | 0.53% (Weighted Average) Floating Rate Loans Due 2012 - 2022
Debt Instrument [Line Items]
Total long-term debt principal	87,588	75,975
Debt Denominated In Foreign Currencies
Debt Instrument [Line Items]
Total long-term debt principal	189,828	220,228
Debt Denominated In Foreign Currencies | 1.88% - 2.25% Swiss Franc Bonds Due 2012 - 2013
Debt Instrument [Line Items]
Total long-term debt principal	73,568	73,177
Debt Denominated In Foreign Currencies | Euro Note
Debt Instrument [Line Items]
Total long-term debt principal		59,535
Debt Denominated In Foreign Currencies | 2.50% (Weighted Average) U.S. Dollar Loans Due 2012 - 2019
Debt Instrument [Line Items]
Total long-term debt principal	15,352	15,945
Debt Denominated In Foreign Currencies | 0.79% (Weighted Average) U.S. Dollar Floating Rate Loans Due 2012 - 2027
Debt Instrument [Line Items]
Total long-term debt principal	70,850	46,596
Debt Denominated In Foreign Currencies | 17.37% (Weighted Average) South African Rand Loans Due 2012 - 2018
Debt Instrument [Line Items]
Total long-term debt principal	12,309	16,829
Debt Denominated In Foreign Currencies | Other Loans Due 2012 - 2030
Debt Instrument [Line Items]
Total long-term debt principal	¥ 17,749	¥ 8,146

Short-Term Borrowings And Long-Term Debt (Schedule Of Long-Term Debt) (Parenthetical) (Detail)	12 Months Ended
Mar. 31, 2012
0.36% - 2.06% Coupon Bonds Due 2012 - 2031 | Debt Denominated In Japanese Yen
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage rate range, minimum	0.36%
Debt instrument, interest rate, stated percentage rate range, maximum	2.06%
Debt instrument, maturity date range, start	2012
Debt instrument, maturity date range, end	2031
0.49% Floating Rate Bond Due 2022 | Debt Denominated In Japanese Yen
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage rate range, maximum	0.49%
Debt instrument, maturity date range, end	2022
2.15% (Weighted Average) Loans Due 2012 - 2029 | Debt Denominated In Japanese Yen
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	2.15%
Debt instrument, maturity date range, start	2012
Debt instrument, maturity date range, end	2029
1.35% (Weighted Average) Loans Due 2012 - 2032 | Debt Denominated In Japanese Yen
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	1.35%
Debt instrument, maturity date range, start	2012
Debt instrument, maturity date range, end	2032
0.53% (Weighted Average) Floating Rate Loans Due 2012 - 2022 | Debt Denominated In Japanese Yen
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	0.53%
Debt instrument, maturity date range, start	2012
Debt instrument, maturity date range, end	2022
1.88% - 2.25% Swiss Franc Bonds Due 2012 - 2013 | Debt Denominated In Foreign Currencies
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage rate range, minimum	1.88%
Debt instrument, interest rate, stated percentage rate range, maximum	2.25%
Debt instrument, maturity date range, start	2012
Debt instrument, maturity date range, end	2013
2.50% (Weighted Average) U.S. Dollar Loans Due 2012 - 2019 | Debt Denominated In Foreign Currencies
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	2.50%
Debt instrument, maturity date range, start	2012
Debt instrument, maturity date range, end	2019
0.79% (Weighted Average) U.S. Dollar Floating Rate Loans Due 2012 - 2027 | Debt Denominated In Foreign Currencies
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	0.79%
Debt instrument, maturity date range, start	2012
Debt instrument, maturity date range, end	2027
17.37% (Weighted Average) South African Rand Loans Due 2012 - 2018 | Debt Denominated In Foreign Currencies
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	17.37%
Debt instrument, maturity date range, start	2012
Debt instrument, maturity date range, end	2018
Other Loans Due 2012 - 2030 | Debt Denominated In Foreign Currencies
Debt Instrument [Line Items]
Debt instrument, maturity date range, start	2012
Debt instrument, maturity date range, end	2030

Short-Term Borrowings And Long-Term Debt - Additional Information (Detail) (JPY ¥)	Mar. 31, 2012	Mar. 31, 2011
Schedule Of Short Term And Long Term Debt [Line Items]
Total long-term debt principal	¥ 4,167,171,000,000	¥ 4,193,069,000,000
Unused committed lines of credit	146,400,000,000
Bonds And Notes Issued By NTT
Schedule Of Short Term And Long Term Debt [Line Items]
Total long-term debt principal	¥ 1,353,335,000,000

Short-Term Borrowings And Long-Term Debt (Schedule Of Maturities Of Long-Term Debt) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Schedule Of Short Term And Long Term Debt [Line Items]
2013	¥ 656,963
2014	690,301
2015	421,015
2016	362,807
2017	477,262
Thereafter	1,558,435
Long-term debt	¥ 4,166,783	¥ 4,192,674

Employees' Retirement Benefits - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 Year Age	Mar. 31, 2011	Mar. 31, 2010
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Percentage of severance benefits covered by non-contributory funded contract-type corporate pension plans	28.00%
Minimum age for non-contributory funded contract-type corporate pension plans to cover percentage of severance benefits	50
Minimum years of service for non-contributory funded contract-type corporate pension plans to cover percentage of severance benefits	20
Defined benefit plan, accumulated benefit obligation	¥ 2,017,742	¥ 2,075,456
Net actuarial loss	16,900
Transition obligation	167
Prior service cost	(5,604)
Weighted-average target allocations, domestic bonds	53.00%
Weighted-average target allocations, domestic stocks	13.00%
Weighted-average target allocations, foreign bonds	10.00%
Weighted-average target allocations, foreign stocks	10.00%
Weighted-average target allocations, life insurance company general accounts	14.00%
Defined benefit plan, fair value of domestic stocks	3,020	7,109
Defined benefit plan, domestic stocks percentage	0.30%	0.70%
Defined benefit plan, estimated future employer contributions in 2013	67,960
Multi-employer plan, period contributions	122,215	121,025	121,464
NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, accumulated benefit obligation	1,255,295	1,215,312
Net actuarial loss	15,921
Prior service cost	(3,187)
Weighted-average target allocations, domestic bonds	47.70%
Weighted-average target allocations, domestic stocks	20.90%
Weighted-average target allocations, foreign bonds	10.00%
Weighted-average target allocations, foreign stocks	14.40%
Weighted-average target allocations, life insurance company general accounts	7.00%
Defined benefit plan, fair value of domestic stocks	4,727	6,974
Defined benefit plan, domestic stocks percentage	0.50%	0.80%
Defined benefit plan, estimated future employer contributions in 2013		7,341
Multi-employer plan, period contributions	¥ 50,574	¥ 55,070	¥ 56,927

Employees' Retirement Benefits (Schedule Of Reconciliation Of The Changes In The Plans' Benefit Obligations And Fair Value Of Plan Assets) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation, beginning of year	¥ 2,094,807	¥ 2,166,730
Service cost	72,542	75,251	75,818
Interest cost	40,840	43,854	46,906
Plan amendment	197	(31)
Actuarial loss (gain)	21,493	6,243
Other	12,594	4,638
Benefit payments (Lump-sum severance payments and Pension)	(204,572)	(201,878)
Benefit obligation, end of year	2,037,901	2,094,807	2,166,730
Fair value of plan assets, beginning of year	1,086,800	1,136,409
Actual return on plan assets	25,372	(16,478)
Employer contributions	69,851	72,040
Other changes in fair value of plan assets	3,588	3,076
Benefit payments (Pension)	(112,732)	(108,247)
Fair value of plan assets, end of year	1,072,879	1,086,800	1,136,409
Under funded status	(965,022)	(1,008,007)
NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation, beginning of year	1,426,059	1,338,782
Service cost	37,896	36,591	36,415
Interest cost	27,980	27,866	28,084
Actuarial loss (gain)	(48)	34,091
Other	2,235	11,967
Benefit payments (Lump-sum severance payments and Pension)	(27,058)	(23,238)
Benefit obligation, end of year	1,467,064	1,426,059	1,338,782
Fair value of plan assets, beginning of year	898,141	921,356
Actual return on plan assets	12,654	(23,447)
Employer contributions	7,542	7,652
Employee contributions	3,567	3,615	3,605
Other changes in fair value of plan assets	2,401	12,203
Benefit payments (Pension)	(27,058)	(23,238)
Fair value of plan assets, end of year	897,247	898,141	921,356
Under funded status	¥ (569,817)	¥ (527,918)

Employees' Retirement Benefits (Schedule Of Amounts Recognized In Consolidated Balance Sheets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Liability for employees' retirement benefits	¥ (1,534,885)	¥ (1,535,964)
Other assets	863,852	885,444
Accumulated other comprehensive loss (income)	357,843	303,708
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Liability for employees' retirement benefits	(965,068)	(1,008,046)
Other assets	46	39
Accumulated other comprehensive loss (income)	330,090	310,145
Net amount recognized	(634,932)	(697,862)
NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
Liability for employees' retirement benefits	(569,817)	(527,918)
Accumulated other comprehensive loss (income)	178,539	182,711
Net amount recognized	¥ (391,278)	¥ (345,207)

Employees' Retirement Benefits (Schedule Of Amounts Recognized As Accumulated Other Comprehensive Loss (Income)) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Total	¥ 357,843		¥ 303,708
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	356,081		351,345
Transition obligation	943		1,112
Prior service cost	(26,934)	[1]	(42,312)	[1]
Total	330,090		310,145
NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	183,549		191,578
Prior service cost	(5,010)	[2]	(8,867)	[2]
Total	¥ 178,539		¥ 182,711

[1]	Prior service cost has been amortized on the straight-line method over the average remaining service period of employees expected to receive benefits under the plans.
[2]	Prior service cost has been amortized on the straight-line method over the average remaining service period of employees expected to receive benefits under the plan.

Employees' Retirement Benefits (Schedule Of Projected Benefit Obligation And Fair Value Of Plan Assets In Plans With Projected Benefit Obligations In Excess Of Fair Value Of Plan Assets) (Detail) (JPY ¥)
In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Pension and Other Postretirement Benefits Disclosure [Line Items]
Projected benefit obligation	¥ 2,037,514	¥ 2,093,675
Fair value of plan assets	¥ 1,072,776	¥ 1,085,593

Employees' Retirement Benefits (Schedule Of Accumulated Benefit Obligation And Fair Value Of Plan Assets In Plans With Accumulated Benefit Obligations In Excess Of Fair Value Of Plan Assets) (Detail) (JPY ¥)
In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Pension and Other Postretirement Benefits Disclosure [Line Items]
Accumulated benefit obligation	¥ 2,017,684	¥ 2,074,323
Fair value of plan assets	¥ 1,072,776	¥ 1,085,593

Employees' Retirement Benefits (Schedule Of Charges To Income For Employees' Retirement Benefits) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Service cost	¥ 72,542	¥ 75,251	¥ 75,818
Interest cost on projected benefit obligation	40,840	43,854	46,906
Expected return on plan assets	(21,562)	(24,819)	(25,171)
Amortization of net actuarial loss	16,624	11,936	26,779
Amortization of transition obligation	169	169	134
Amortization of prior service cost	(15,738)	(22,279)	(22,292)
Total	92,875	84,112	102,174
NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
Service cost	37,896	36,591	36,415
Interest cost on projected benefit obligation	27,980	27,866	28,084
Expected return on plan assets	(21,901)	(22,858)	(20,539)
Amortization of net actuarial loss	17,232	12,488	18,869
Amortization of prior service cost	(3,857)	(4,526)	(4,597)
Employee contributions	(3,567)	(3,615)	(3,605)
Total	¥ 53,783	¥ 45,946	¥ 54,627

Employees' Retirement Benefits (Schedule Of Other Changes In Plan Assets And Benefit Obligations Recognized As Other Comprehensive Loss (Income)) (Detail) (JPY ¥)
In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	¥ (26,465)	¥ (127,367)
Amortization of prior service cost	(19,601)	(26,811)
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	17,681	47,540
Amortization of net actuarial loss	(16,624)	(11,936)	(26,779)
Amortization of transition obligation	(169)	(169)	(134)
Accrued past service liability	173	(31)
Amortization of prior service cost	15,738	22,279
Other	3,146	1,169
Total	19,945	58,852
NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	9,199	80,396
Amortization of net actuarial loss	(17,232)	(12,488)	(18,869)
Amortization of prior service cost	3,857	4,526
Other	4	91
Total	¥ (4,172)	¥ 72,525

Employees' Retirement Benefits (Schedule Of Weighted-Average Assumptions Used To Determine The Benefit Obligations And Net Periodic Benefit Cost) (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Pension Plans, Defined Benefit
Defined Benefit Plan, Weighted-Average Assumptions Used in Calculating Benefit Obligation
Discount rate	1.90%	2.00%	2.10%
Rate of compensation increase, minimum	2.40%	2.40%	1.90%
Rate of compensation increase, maximum	3.40%	3.40%	3.20%
Defined Benefit Plan, Weighted-Average Assumptions Used in Calculating Net Periodic Benefit Cost
Discount rate	2.00%	2.10%	2.20%
Rate of compensation increase, minimum	2.40%	1.90%	1.90%
Rate of compensation increase, maximum	3.40%	3.20%	3.20%
Expected long-term return on plan assets	2.00%	2.30%	2.50%
NTT CDBP
Defined Benefit Plan, Weighted-Average Assumptions Used in Calculating Benefit Obligation
Discount rate	1.90%	2.00%	2.10%
Rate of compensation increase	3.40%	3.40%	3.40%
Defined Benefit Plan, Weighted-Average Assumptions Used in Calculating Net Periodic Benefit Cost
Discount rate	2.00%	2.10%	2.20%
Rate of compensation increase	3.40%	3.40%	3.40%
Expected long-term return on plan assets	2.50%	2.50%	2.50%

Employees' Retirement Benefits (Schedule Of Fair Values of Pension Plan Assets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	¥ 1,072,879	¥ 1,086,800	¥ 1,136,409
Pension Plans, Defined Benefit | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	11,822	14,316
Pension Plans, Defined Benefit | Japanese Government Bonds/Local Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	415,557	308,776
Pension Plans, Defined Benefit | Domestic Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	119,942	115,223
Pension Plans, Defined Benefit | Foreign Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	90,769	140,943
Pension Plans, Defined Benefit | Foreign Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	4,102	6,914
Pension Plans, Defined Benefit | Domestic Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	138,916	229,396
Pension Plans, Defined Benefit | Foreign Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	98,149	91,201
Pension Plans, Defined Benefit | Securities Investment Trust Domestic/Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	13,179	16,082
Pension Plans, Defined Benefit | Securities Investment Trust Domestic/Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	11,064	16,603
Pension Plans, Defined Benefit | Securities Investment Trust Foreign/Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	7,845	10,515
Pension Plans, Defined Benefit | Securities Investment Trust Foreign/Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	10,683	9,712
Pension Plans, Defined Benefit | Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	148,643	125,186
Pension Plans, Defined Benefit | Others
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	2,208	1,933
NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	897,247	898,141	921,356
NTT CDBP | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	5,932	9,165
NTT CDBP | Japanese Government Bonds/Local Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	304,330	149,044
NTT CDBP | Domestic Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	88,047	220,970
NTT CDBP | Foreign Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	68,930	71,123
NTT CDBP | Foreign Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	2,417	2,331
NTT CDBP | Domestic Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	192,082	211,577
NTT CDBP | Foreign Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	108,260	122,184
NTT CDBP | Securities Investment Trust Domestic/Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	14,997	11,724
NTT CDBP | Securities Investment Trust Domestic/Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	19,660	22,247
NTT CDBP | Securities Investment Trust Foreign/Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	12,547	8,365
NTT CDBP | Securities Investment Trust Foreign/Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	13,831	9,598
NTT CDBP | Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	61,529	53,907
NTT CDBP | Others
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	4,685	5,906
Fair Value, Inputs, Level 1 | Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	735,514	754,964
Fair Value, Inputs, Level 1 | Pension Plans, Defined Benefit | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	11,822	14,316
Fair Value, Inputs, Level 1 | Pension Plans, Defined Benefit | Japanese Government Bonds/Local Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	396,847	286,240
Fair Value, Inputs, Level 1 | Pension Plans, Defined Benefit | Foreign Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	89,474	132,706
Fair Value, Inputs, Level 1 | Pension Plans, Defined Benefit | Foreign Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	306	1,507
Fair Value, Inputs, Level 1 | Pension Plans, Defined Benefit | Domestic Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	138,916	228,994
Fair Value, Inputs, Level 1 | Pension Plans, Defined Benefit | Foreign Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	98,149	91,201
Fair Value, Inputs, Level 1 | NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	663,829	542,635
Fair Value, Inputs, Level 1 | NTT CDBP | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	5,932	9,165
Fair Value, Inputs, Level 1 | NTT CDBP | Japanese Government Bonds/Local Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	289,164	132,538
Fair Value, Inputs, Level 1 | NTT CDBP | Foreign Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	68,281	67,418
Fair Value, Inputs, Level 1 | NTT CDBP | Foreign Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	123	320
Fair Value, Inputs, Level 1 | NTT CDBP | Domestic Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	192,069	211,010
Fair Value, Inputs, Level 1 | NTT CDBP | Foreign Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	108,260	122,184
Fair Value, Inputs, Level 2 | Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	335,167	329,667
Fair Value, Inputs, Level 2 | Pension Plans, Defined Benefit | Japanese Government Bonds/Local Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	18,710	22,536
Fair Value, Inputs, Level 2 | Pension Plans, Defined Benefit | Domestic Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	119,942	115,223
Fair Value, Inputs, Level 2 | Pension Plans, Defined Benefit | Foreign Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	1,295	8,237
Fair Value, Inputs, Level 2 | Pension Plans, Defined Benefit | Foreign Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	3,796	5,207
Fair Value, Inputs, Level 2 | Pension Plans, Defined Benefit | Domestic Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		402
Fair Value, Inputs, Level 2 | Pension Plans, Defined Benefit | Securities Investment Trust Domestic/Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	13,179	16,082
Fair Value, Inputs, Level 2 | Pension Plans, Defined Benefit | Securities Investment Trust Domestic/Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	11,064	16,603
Fair Value, Inputs, Level 2 | Pension Plans, Defined Benefit | Securities Investment Trust Foreign/Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	7,845	10,515
Fair Value, Inputs, Level 2 | Pension Plans, Defined Benefit | Securities Investment Trust Foreign/Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	10,683	9,712
Fair Value, Inputs, Level 2 | Pension Plans, Defined Benefit | Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	148,643	125,186
Fair Value, Inputs, Level 2 | Pension Plans, Defined Benefit | Others
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	10	(36)
Fair Value, Inputs, Level 2 | NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	228,731	349,602
Fair Value, Inputs, Level 2 | NTT CDBP | Japanese Government Bonds/Local Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	15,166	16,506
Fair Value, Inputs, Level 2 | NTT CDBP | Domestic Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	88,047	220,970
Fair Value, Inputs, Level 2 | NTT CDBP | Foreign Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	649	3,705
Fair Value, Inputs, Level 2 | NTT CDBP | Foreign Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	2,294	2,011
Fair Value, Inputs, Level 2 | NTT CDBP | Domestic Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	13	567
Fair Value, Inputs, Level 2 | NTT CDBP | Securities Investment Trust Domestic/Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	14,997	11,724
Fair Value, Inputs, Level 2 | NTT CDBP | Securities Investment Trust Domestic/Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	19,660	22,247
Fair Value, Inputs, Level 2 | NTT CDBP | Securities Investment Trust Foreign/Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	12,547	8,365
Fair Value, Inputs, Level 2 | NTT CDBP | Securities Investment Trust Foreign/Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	13,831	9,598
Fair Value, Inputs, Level 2 | NTT CDBP | Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	61,529	53,907
Fair Value, Inputs, Level 2 | NTT CDBP | Others
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	(2)	2
Fair Value, Inputs, Level 3 | Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	2,198	2,169
Fair Value, Inputs, Level 3 | Pension Plans, Defined Benefit | Foreign Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		200
Fair Value, Inputs, Level 3 | Pension Plans, Defined Benefit | Others
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	2,198	1,969
Fair Value, Inputs, Level 3 | NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	4,687	5,904
Fair Value, Inputs, Level 3 | NTT CDBP | Others
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	¥ 4,687	¥ 5,904

Employees' Retirement Benefits (Schedule Of Estimated Future Benefit Payments) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
2013	¥ 183,669
2014	187,417
2015	181,377
2016	177,088
2017	168,262
2018-2022	610,529
Total	1,508,342
NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
2013	31,359
2014	38,278
2015	41,262
2016	44,123
2017	46,453
2018-2022	256,524
Total	¥ 457,999

Income Taxes (Income Taxes Recognized) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Taxes [Line Items]
Income from continuing operations	¥ 587,793	¥ 475,592	¥ 447,001
Equity in earnings (losses) of affiliated companies	(4,540)	(1,027)	4,821
Unrealized gain (loss) on securities	(580)	(1,306)	16,013
Unrealized gain (loss) on derivative instruments	459	(1,302)	(562)
Foreign currency translation adjustments	(15,622)	(12,818)	3,558
Pension liability adjustments	(5,920)	(49,557)	79,525
Total income taxes	¥ 561,590	¥ 409,582	¥ 550,356

Income Taxes - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 Entity	Mar. 31, 2011	Mar. 31, 2010
Income Taxes [Line Items]
National Corporate Tax rate	30.00%	30.00%	30.00%
Corporate Inhabitant Tax rate	6.00%	6.00%	6.00%
Corporate Enterprise Tax rate	8.00%	8.00%	8.00%
Statutory income tax rate	40.65%	40.65%	40.65%
Decline in the aggregate statutory income tax rate, percentage	38.00%
Average percentage for deferred tax assets and liabilities	36.00%
Decrease in deferred tax assets net	¥ 89,936
Decrease in net income attributable to NTT	80,232
Wholly owned subsidiaries in Japan	107
Net change in the total valuation allowance	(32,401)	8,709	(35,172)
Operating loss carryforwards	594,453
Unrecognized tax benefits	¥ 4,535	¥ 5,437

Income Taxes (Difference Between Effective And Statutory Tax Rates) (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Taxes [Line Items]
Statutory tax rate	40.65%	40.65%	40.65%
Tax credit	(1.47%)	(1.61%)	(1.80%)
Net change in valuation allowance	(0.27%)	0.59%	0.98%
Net change in deferred tax liability on change in interest in and reorganization of subsidiaries			(0.39%)
Effect of changes in the enacted tax rates	6.99%
Other	1.53%	0.82%	0.47%
Effective tax rate	47.43%	40.45%	39.91%

Income Taxes (Schedule Of Components Of Deferred Tax Assets And Liabilities) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Deferred tax assets:
Liability for employees' retirement benefits	¥ 558,175	¥ 627,346
Accrued enterprise tax	17,215	17,114
Property, plant and equipment and intangible assets principally due to differences in depreciation	386,961	437,054
Compensated absences	96,101	103,659
Accrued bonus	42,895	45,851
Unamortized purchases of leased assets	9,152	11,388
Operating loss carryforwards	149,813	175,472
Accrued liabilities for loyalty programs	97,536	121,109
Deferred revenues regarding Nikagetsu Kurikoshi	20,794	28,453
Foreign currency translation adjustments	36,812	21,809
Other	151,627	159,345
Total gross deferred tax assets	1,567,081	1,748,600
Less-Valuation allowance	(242,158)	(274,559)
Total deferred tax assets	1,324,923	1,474,041
Deferred tax liabilities:
Unrealized gains on securities	(5,843)	(3,343)
Special depreciation reserve	(1,139)	(112)
Issuance of subsidiaries common stock etc.	(303,363)	(347,597)
Other	(171,858)	(175,187)
Total gross deferred tax liabilities	(482,203)	(526,239)
Net deferred tax assets	¥ 842,720	¥ 947,802

Income Taxes (Net Deferred Tax Assets Included In The Consolidated Balance Sheets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Income Taxes [Line Items]
Deferred income taxes (current assets)	¥ 223,021	¥ 244,881
Deferred income taxes (investments and other assets)	789,293	886,953
Other current liabilities	(3)	(222)
Deferred income taxes (long-term liabilities)	(169,591)	(183,810)
Net deferred tax assets	¥ 842,720	¥ 947,802

Income Taxes (Period Available To Offset Future Taxable Income) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Income Taxes [Line Items]
Within 5 years	¥ 158,187
6 to 20 years	373,993
Indefinite periods	62,273
Total	¥ 594,453

Income Taxes (Unrecognized Tax Benefits) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Income Tax Contingency [Line Items]
Balance at March 31	¥ 5,437
Acquisition		5,345
Increase in tax position of current year	632	22
Decrease in tax position of prior year	(903)
Settlements	(165)
Foreign currency translation adjustments	(466)	70
Balance at March 31	¥ 4,535	¥ 5,437

Consumption Tax - Additional Information (Detail)	12 Months Ended
Mar. 31, 2012
Consumption Tax [Line Items]
Consumption tax rate	5.00%

Equity (Schedule Of Shares Of Common Stock And Treasury Stock) (Detail)	1 Months Ended	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Equity Note [Line Items]
Issued shares, Balance		1,448,659,067	1,574,120,900	1,574,120,900
Cancellation of treasury stock under resolution of the board of directors	(125,461,833)	(125,461,832)	(125,461,833)	(250,923,665)
Issued shares, Balance	1,448,659,067	1,323,197,235	1,448,659,067	1,574,120,900
Treasury stock shares, Balance		125,524,000	250,923,665	250,844,167
Acquisition of treasury stock under resolution of the board of directors		99,334,200
Acquisition of treasury stock through purchase of less-than-one-unit shares	111,369	64,112	111,369	130,382
Resale of treasury stock to holders of less-than-one-unit shares		(28,668)	(49,201)	(50,884)
Cancellation of treasury stock under resolution of the board of directors	(125,461,833)	(125,461,832)	(125,461,833)	(250,923,665)
Treasury stock shares, Balance	125,524,000	99,431,812	125,524,000	250,923,665

Equity - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	1 Months Ended			4 Months Ended	5 Months Ended	12 Months Ended				12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Jul. 05, 2011	Mar. 31, 2011	Nov. 24, 1995	Mar. 30, 2012	Sep. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	May 13, 2011	Mar. 31, 2012 Tokyo Stock Exchange Trading Network Off Auction Own Share Repurchase Trading System	Nov. 15, 2010 Additional paid-in capital (Note 18)	Mar. 31, 2011 Additional paid-in capital (Note 18)	Nov. 15, 2010 Retained Earnings (Notes 6 and 13)	Mar. 31, 2012 Retained Earnings (Notes 6 and 13)	Mar. 31, 2011 Retained Earnings (Notes 6 and 13)
Equity, Class of Treasury Stock [Line Items]
Capitalized additional paid-in capital to common stock			¥ 15,600
Common stock, issued		1,448,659,067	312,000			1,323,197,235	1,448,659,067
Percentage of common stock shares outstanding			2.00%
Estimated cumulative effect on retained earnings, net of tax			234,624
Decrease in retained earnings resulting from a dividend payment						10.00%
Retained earnings to a legal reserve						25.00%
Treasury stock, shares, retired		125,461,833				125,461,832	125,461,833	250,923,665
Cancellation of treasury stock						(566,551)	(602,892)				(916)	(916)	(601,976)	(566,551)	(601,976)
Stock repurchase program, number of shares authorized to be repurchased	57,513,600					44,000,000			60,000,000	41,820,600
Stock repurchase program, authorized amount	223,440			220,000	280,000					158,291
Statutory accounting practices, statutory amount available for dividend payments						956,919
Cash dividends included in retained earnings						¥ 85,664
Cash dividends per share included in retained earnings						¥ 70

Equity (Schedule Of Accumulated Other Comprehensive Income (Loss)) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Equity Note [Line Items]
Unrealized gain (loss) on securities, At beginning of year	¥ 28,973	¥ 33,128	¥ 17,470
Unrealized gain (loss) on securities, Change during the year	6,626	(4,155)	15,658
Unrealized gain (loss) on securities, At end of year	35,599	28,973	33,128
Unrealized gain (loss) on derivative instruments, At beginning of year	(957)	686	1,613
Unrealized gain (loss) on derivative instruments, Change during the year	(935)	(1,643)	(927)
Unrealized gain (loss) on derivative instruments, At end of year	(1,892)	(957)	686
Foreign currency translation adjustments, At beginning of year	(41,248)	(8,478)	(16,265)
Foreign currency translation adjustments, Change during the year	(54,924)	(32,770)	7,787
Foreign currency translation adjustments, At end of year	(96,172)	(41,248)	(8,478)
Pension liability adjustments, At beginning of year	(290,476)	(214,942)	(344,735)
Pension liability adjustments, Change during the year	(4,902)	(75,534)	129,793
Pension liability adjustments, At end of year	(295,378)	(290,476)	(214,942)
Total accumulated other comprehensive income (loss), At beginning of year	(303,708)	(189,606)	(341,917)
Total accumulated other comprehensive income (loss), Change during the year	(54,135)	(114,102)	152,311
Total accumulated other comprehensive income (loss), At end of year	¥ (357,843)	¥ (303,708)	¥ (189,606)

Equity (Schedule Of Change In Unrealized Gain (Loss) On Derivative Instruments) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Equity Note [Line Items]
Unrealized gain (loss) arising during the period, Pre-tax amount	¥ 357	¥ (1,795)	¥ 668
Less-Reclassification adjustment for realized gain included in net income, Pre-tax amount	(833)	(1,150)	(2,157)
Net change in unrealized gain (loss) on derivative instruments, Pre-tax amount	(476)	(2,945)	(1,489)
Unrealized gain (loss) arising during the period, Net-of-tax amount	(520)	(918)	367
Less-Reclassification adjustment for realized gain included in net income, Net-of-tax amount	(415)	(725)	(1,294)
Net change in unrealized gain (loss) on derivative instruments, Net-of-tax amount	¥ (935)	¥ (1,643)	¥ (927)

Equity (Schedule Of Changes In Pension Liability) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Equity Note [Line Items]
Net gain (loss) arising during period, before tax	¥ (26,465)	¥ (127,367)
Prior service cost arising during period, before tax	(173)	79
Amortization of net actuarial loss (gain)	33,883	24,492
Amortization of transition obligation	172	184
Amortization of prior service cost	(19,601)	(26,811)
Other	1,362	4,332
Change of pension liability adjustments during the year, before tax	(10,822)	(125,091)
Income tax expense related to pension liability adjustments	5,920	49,557
Change of pension liability adjustments during the year, net of tax	¥ (4,902)	¥ (75,534)	¥ 129,793

Equity (Schedule Of Tax Effects Allocated To Each Component Of Other Comprehensive Income (Loss)) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Equity Note [Line Items]
Unrealized gain (loss) on securities, Pre-tax amount	¥ 7,658	¥ (7,597)	¥ 36,582
Unrealized gain (loss) on derivative instruments, Pre-tax amount	(1,772)	(2,835)	(1,526)
Foreign currency translation adjustments, Pre-tax amount	(84,991)	(56,934)	13,202
Pension liability adjustments, Pre-tax amount	(14,462)	(130,060)	214,494
Other comprehensive income (loss), Pre-tax amount	(93,567)	(197,426)	262,752
Unrealized gain (loss) on securities, Tax benefit/(expense)	580	1,306	(16,013)
Unrealized gain (loss) on derivative instruments, Tax benefit/(expense)	(459)	1,302	562
Foreign currency translation adjustments, Tax benefit/(expense)	15,622	12,818	(3,558)
Pension liability adjustments, Tax benefit/(expense)	5,920	49,557	(79,525)
Other comprehensive income (loss), Tax benefit/(expense)	21,663	64,983	(98,534)
Unrealized gain (loss) on securities, Net-of-tax amount	8,238	(6,291)	20,569
Unrealized gain (loss) on derivative instruments, Net-of-tax amount	(2,231)	(1,533)	(964)
Foreign currency translation adjustments, Net-of-tax amount	(69,369)	(44,116)	9,644
Pension liability adjustments, Net-of-tax amount	(8,542)	(80,503)	134,969
Other comprehensive income (loss), Net-of-tax amount	¥ (71,904)	¥ (132,443)	¥ 164,218

Fair Value Measurements (Schedule Of Assets And Liabilities Measured At Fair Value On Recurring Basis) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Domestic Equity Securities
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Available-for-sale securities	¥ 81,850		¥ 74,834
Foreign Equity Securities
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Available-for-sale securities	98,917		101,679
Domestic Debt Securities
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Available-for-sale securities	32,516		23,570
Foreign Debt Securities
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Available-for-sale securities	12,069		8,046
Forward Contracts
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair value, assets measured on recurring basis, derivative financial instruments, assets	920		832
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities	995		1,035
Interest Rate Swap Agreements
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair value, assets measured on recurring basis, derivative financial instruments, assets	153		1,281
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities	1,676		1,921
Currency Swap Agreement
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair value, assets measured on recurring basis, derivative financial instruments, assets	2,160		1,608
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities	1,769		9,529
Currency Option Agreements
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair value, assets measured on recurring basis, derivative financial instruments, assets			1
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities	1,096		1,860
Fair Value, Inputs, Level 1 | Domestic Equity Securities
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Available-for-sale securities	81,747	[1]	74,722	[1]
Fair Value, Inputs, Level 1 | Foreign Equity Securities
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Available-for-sale securities	98,917	[1]	101,679	[1]
Fair Value, Inputs, Level 1 | Domestic Debt Securities
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Available-for-sale securities	6,272	[1]	5,190	[1]
Fair Value, Inputs, Level 1 | Foreign Debt Securities
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Available-for-sale securities	419	[1]	33	[1]
Fair Value, Inputs, Level 2 | Domestic Equity Securities
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Available-for-sale securities	103	[2]	112	[2]
Fair Value, Inputs, Level 2 | Domestic Debt Securities
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Available-for-sale securities	23,516	[2]	14,077	[2]
Fair Value, Inputs, Level 2 | Foreign Debt Securities
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Available-for-sale securities	11,650	[2]	8,013	[2]
Fair Value, Inputs, Level 2 | Forward Contracts
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair value, assets measured on recurring basis, derivative financial instruments, assets	920	[2]	832	[2]
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities	995	[2]	1,035	[2]
Fair Value, Inputs, Level 2 | Interest Rate Swap Agreements
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair value, assets measured on recurring basis, derivative financial instruments, assets	153	[2]	1,281	[2]
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities	1,676	[2]	1,921	[2]
Fair Value, Inputs, Level 2 | Currency Swap Agreement
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair value, assets measured on recurring basis, derivative financial instruments, assets	2,160	[2]	1,608	[2]
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities	1,769	[2]	9,529	[2]
Fair Value, Inputs, Level 2 | Currency Option Agreements
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair value, assets measured on recurring basis, derivative financial instruments, assets			1	[2]
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities	1,096	[2]	1,860	[2]
Fair Value, Inputs, Level 3 | Domestic Debt Securities
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Available-for-sale securities	¥ 2,728	[3]	¥ 4,303	[3]

[1]	Quoted prices for identical assets or liabilities in active markets
[2]	Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, inputs derived principally from observable market data
[3]	Unobservable inputs

Fair Value Measurements (Schedule Of Assets And Liabilities Measured At Fair Value On Nonrecurring Basis) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Real estate	¥ 1,896		¥ 9,511
Cost method investments	418		1,195
Goodwill	5,103		6,089
Long-lived assets	5,014
Fair Value, Inputs, Level 2
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Cost method investments			532	[1]
Fair Value, Inputs, Level 3
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Real estate	1,896	[2]	9,511	[2]
Cost method investments	418	[2]	663	[2]
Goodwill	5,103	[2]	6,089	[2]
Long-lived assets	5,014	[2]
Losses (Before Tax)
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Real estate	1,015		1,928
Cost method investments	1,153		3,052
Goodwill	4,764		1,912
Long-lived assets	¥ 9,555

[1]	Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, inputs derived principally from observable market data
[2]	Unobservable inputs

Business Segment And Geographic Information (Schedule Of Sales And Operating Revenue) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Segment Reporting Information [Line Items]
Revenues	¥ 10,507,362		¥ 10,305,003		¥ 10,181,376
Regional Communications Business
Segment Reporting Information [Line Items]
Revenues	3,764,771		4,027,208		3,964,343
Regional Communications Business | External Customers
Segment Reporting Information [Line Items]
Revenues	3,306,656		3,529,551		3,449,437
Regional Communications Business | Intersegment
Segment Reporting Information [Line Items]
Revenues	458,115		497,657		514,906
Long Distance And International Communications Business
Segment Reporting Information [Line Items]
Revenues	1,678,656	[1]	1,332,652	[1]	1,259,642	[1]
Long Distance And International Communications Business | External Customers
Segment Reporting Information [Line Items]
Revenues	1,573,150	[1]	1,223,429	[1]	1,145,949	[1]
Long Distance And International Communications Business | Intersegment
Segment Reporting Information [Line Items]
Revenues	105,506	[1]	109,223	[1]	113,693	[1]
Mobile Communications Business
Segment Reporting Information [Line Items]
Revenues	4,240,003		4,224,273		4,284,404
Mobile Communications Business | External Customers
Segment Reporting Information [Line Items]
Revenues	4,211,099		4,191,795		4,243,432
Mobile Communications Business | Intersegment
Segment Reporting Information [Line Items]
Revenues	28,904		32,478		40,972
Data Communications Business
Segment Reporting Information [Line Items]
Revenues	1,251,810		1,163,188		1,132,513
Data Communications Business | External Customers
Segment Reporting Information [Line Items]
Revenues	1,108,212		1,031,107		1,007,274
Data Communications Business | Intersegment
Segment Reporting Information [Line Items]
Revenues	143,598		132,081		125,239
Other Business Segment
Segment Reporting Information [Line Items]
Revenues	1,089,039		1,120,267		1,132,616
Other Business Segment | External Customers
Segment Reporting Information [Line Items]
Revenues	308,245		329,121		335,284
Other Business Segment | Intersegment
Segment Reporting Information [Line Items]
Revenues	780,794		791,146		797,332
Elimination
Segment Reporting Information [Line Items]
Revenues	¥ (1,516,917)		¥ (1,562,585)		¥ (1,592,142)

[1]	The operating revenues (External customer and Total) for the long-distance and international communications business segment for the fiscal year ended March 31, 2011 and 2012 includes Dimension Data's operating revenues of ¥78,461 million and ¥465,729 million, respectively.

Business Segment And Geographic Information (Schedule Of Sales And Operating Revenue) (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Segment Reporting Information [Line Items]
Revenues	¥ 10,507,362	¥ 10,305,003	¥ 10,181,376
Dimension Data
Segment Reporting Information [Line Items]
Revenues	¥ 465,729	¥ 78,461

Business Segment And Geographic Information (Schedule Of Segment Profit) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Segment Reporting Information [Line Items]
Consolidated operating income	¥ 1,222,966	¥ 1,214,909	¥ 1,117,693
Other income	103,737	73,829	102,071
Equity in earnings (losses) of affiliated companies	(2,986)	1,670	8,794
Other expenses	87,373	112,941	99,693
Consolidated income before income taxes and equity in earnings (losses) of affiliated companies	1,239,330	1,175,797	1,120,071
Regional Communications Business
Segment Reporting Information [Line Items]
Consolidated operating income	86,906	127,252	82,105
Equity in earnings (losses) of affiliated companies	93	77	177
Long Distance And International Communications Business
Segment Reporting Information [Line Items]
Consolidated operating income	116,669	97,089	98,230
Equity in earnings (losses) of affiliated companies	900	432	657
Mobile Communications Business
Segment Reporting Information [Line Items]
Consolidated operating income	876,406	839,102	828,449
Equity in earnings (losses) of affiliated companies	(14,231)	(9,913)	(3,105)
Data Communications Business
Segment Reporting Information [Line Items]
Consolidated operating income	71,542	76,978	64,866
Equity in earnings (losses) of affiliated companies	27	91	(142)
Other Business Segment
Segment Reporting Information [Line Items]
Consolidated operating income	56,857	44,857	13,326
Equity in earnings (losses) of affiliated companies	10,225	10,983	11,207
Total Business Segment
Segment Reporting Information [Line Items]
Consolidated operating income	1,208,380	1,185,278	1,086,976
Elimination
Segment Reporting Information [Line Items]
Consolidated operating income	¥ 14,586	¥ 29,631	¥ 30,717

Business Segment And Geographic Information (Schedule Of Segment Assets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Segment Reporting Information [Line Items]
Consolidated total assets	¥ 19,389,699	¥ 19,665,596	¥ 18,939,055
Regional Communications Business
Segment Reporting Information [Line Items]
Consolidated total assets	7,456,797	7,659,004	7,642,212
Long Distance And International Communications Business
Segment Reporting Information [Line Items]
Consolidated total assets	1,770,522	1,770,589	1,315,930
Mobile Communications Business
Segment Reporting Information [Line Items]
Consolidated total assets	7,090,883	6,945,024	6,905,750
Data Communications Business
Segment Reporting Information [Line Items]
Consolidated total assets	1,515,686	1,502,352	1,324,508
Other Business Segment
Segment Reporting Information [Line Items]
Consolidated total assets	9,924,722	10,009,775	9,901,694
Total Segment Assets
Segment Reporting Information [Line Items]
Consolidated total assets	27,758,610	27,886,744	27,090,094
Elimination
Segment Reporting Information [Line Items]
Consolidated total assets	¥ (8,368,911)	¥ (8,221,148)	¥ (8,151,039)

Business Segment And Geographic Information (Schedule Of Other Significant Items) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Segment Reporting Information [Line Items]
Depreciation and amortization	¥ 1,910,698	¥ 1,962,534	¥ 2,012,064
Capital investments for segment assets	1,946,610	1,870,106	1,987,124
Point program expenses	103,571	136,752	144,062
Regional Communications Business
Segment Reporting Information [Line Items]
Depreciation and amortization	816,307	847,483	884,810
Capital investments for segment assets	811,803	806,953	874,204
Point program expenses	5,615	7,760
Long Distance And International Communications Business
Segment Reporting Information [Line Items]
Depreciation and amortization	137,176	134,423	137,269
Capital investments for segment assets	152,348	135,452	129,010
Point program expenses	2,166	2,145	1,842
Mobile Communications Business
Segment Reporting Information [Line Items]
Depreciation and amortization	688,518	698,690	706,942
Capital investments for segment assets	726,833	668,476	686,508
Point program expenses	95,790	126,847	142,220
Data Communications Business
Segment Reporting Information [Line Items]
Depreciation and amortization	140,075	148,404	151,067
Capital investments for segment assets	133,966	139,070	162,571
Other Business Segment
Segment Reporting Information [Line Items]
Depreciation and amortization	122,728	127,419	125,165
Capital investments for segment assets	121,660	120,155	134,831
Total Segment Depreciation and Amortization
Segment Reporting Information [Line Items]
Depreciation and amortization	1,904,804	1,956,419	2,005,253
Elimination
Segment Reporting Information [Line Items]
Depreciation and amortization	¥ 5,894	¥ 6,115	¥ 6,811

Business Segment And Geographic Information - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting Information [Line Items]
Loss on retirement of damaged facilities and expenses incurred for restoration work	¥ 19,505	¥ 28,225
Regional Communications Business
Segment Reporting Information [Line Items]
Loss on retirement of damaged facilities and expenses incurred for restoration work		15,700
Long Distance And International Communications Business
Segment Reporting Information [Line Items]
Loss on retirement of damaged facilities and expenses incurred for restoration work		1,042
Mobile Communications Business
Segment Reporting Information [Line Items]
Loss on retirement of damaged facilities and expenses incurred for restoration work		5,843
Data Communications Business
Segment Reporting Information [Line Items]
Loss on retirement of damaged facilities and expenses incurred for restoration work		345
Other Business Segment
Segment Reporting Information [Line Items]
Loss on retirement of damaged facilities and expenses incurred for restoration work		¥ 5,295

Leases (Schedule Of Capital Leased Assets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Property, Plant and Equipment [Line Items]
Accumulated depreciation	¥ (57,293)	¥ (53,758)
Total	42,819	44,139
Buildings
Property, Plant and Equipment [Line Items]
Capital leased assets	8,339	7,365
Machinery, Vessels And Tools
Property, Plant and Equipment [Line Items]
Capital leased assets	¥ 91,773	¥ 90,532

Leases (Schedule Of Future Minimum Lease Payments For Capital Leases) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Leases Disclosure [Line Items]
2013	¥ 20,995
2014	15,047
2015	10,701
2016	7,141
2017	3,906
Thereafter	8,073
Total minimum lease payments	65,863
Less - Amount representing interest	(10,235)
Present value of net minimum lease payments	55,628
Less - Current obligation	(18,709)	(21,353)
Long-term capital lease obligations	¥ 36,919	¥ 34,818

Leases - Additional Information (Detail) (Land, Buildings, And Equipment, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Land, Buildings, And Equipment
Leases Disclosure [Line Items]
Operating leases, rental expenses	¥ 223,811	¥ 204,999	¥ 204,011

Leases (Schedule Of Future Minimum Rental Payments For Operating Leases) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Property, Plant and Equipment [Line Items]
2013	¥ 18,660
2014	15,742
2015	14,458
2016	9,666
2017	1,732
Thereafter	8,545
Total	¥ 68,803

Research And Development Expenses And Advertising Costs - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Research And Development Expenses And Advertising Costs [Line Items]
Research and development expenses	¥ 267,853	¥ 268,221	¥ 278,144
Advertising costs	¥ 94,821	¥ 90,977	¥ 92,128

Subsidiary Stock Transactions - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Subsidiary Stock Transactions [Line Items]
Acquisition of treasury stock	¥ 381,978	¥ 417	¥ 491
NTT's share ownership percentage of NTT DOCOMO		66.70%	66.40%	66.20%
NTT DOCOMO
Subsidiary Stock Transactions [Line Items]
Treasury stock, shares acquired		138,141	154,065
Acquisition of treasury stock		20,000	20,000
Increase (decrease) in "Additional paid-in capital"		¥ 1,964	¥ (2,061)

Foreign Currency Exchange Gain And Loss - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Foreign Currency Exchange Gain And Loss [Line Items]
Foreign currency transaction loss, before tax	¥ 1,535	¥ 17,424	¥ 554

Financial Instruments - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Notional amount of fair value hedge instruments	¥ 1,287	¥ 173,692
Deferred net gains (losses) on derivative instruments in accumulated other comprehensive income (loss) that are expected to be reclassified as earnings during the next twelve months	¥ (690)

Financial Instruments (Schedule Of Changes In The Fair Value Of The Derivatives Designated As Fair Value Hedges And The Hedged Items Recorded In The Consolidated Statements Of Income) (Detail) (Other Income (Expense), Net, JPY ¥)
In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Other Income (Expense), Net
Derivative Instruments, Gain (Loss) [Line Items]
Changes in the fair value of the derivatives	¥ (1,650)	¥ (1,647)	¥ (136)
Changes in the fair value of the hedged items	¥ 1,650	¥ 1,647	¥ 136

Financial Instruments (Schedule Of Notional Amounts Of Outstanding Derivative Positions) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Cash Flow Hedge | Forward Exchange Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount of cash flow hedge instruments	¥ 13,059	¥ 5,666
Cash Flow Hedge | Interest Rate Swap Agreements
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount of cash flow hedge instruments	124,280	135,280
Cash Flow Hedge | Currency Swap Agreement
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount of cash flow hedge instruments	77,966	142,280
Not Designated as Hedging Instrument | Forward Exchange Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount of other derivatives not designated as hedging instruments	52,253	36,761
Not Designated as Hedging Instrument | Interest Rate Swap Agreements
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount of other derivatives not designated as hedging instruments	89,376	89,332
Not Designated as Hedging Instrument | Currency Swap Agreement
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount of other derivatives not designated as hedging instruments	288
Not Designated as Hedging Instrument | Currency Option Agreements
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount of other derivatives not designated as hedging instruments	¥ 7,520	¥ 12,760

Financial Instruments (Schedule Of Amounts Of Gain (Loss) On Cash Flow Hedges Reclassified From Accumulated Other Comprehensive Income (Loss) Into Earnings) (Detail) (Cash Flow Hedge, JPY ¥)
In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Derivative [Line Items]
Derivative instruments, gain (loss) reclassified from accumulated other comprehensive income (loss) into earnings , effective portion, net	¥ (833)	¥ 1,150	¥ 2,157
Forward Exchange Contracts
Derivative [Line Items]
Derivative instruments, income statement location of gain (loss) reclassified from accumulated other comprehensive income (loss)	Other, net
Derivative instruments, gain (loss) reclassified from accumulated other comprehensive income (loss) into earnings , effective portion, net	(264)	(114)	(33)
Interest Rate Swap Agreements
Derivative [Line Items]
Derivative instruments, income statement location of gain (loss) reclassified from accumulated other comprehensive income (loss)	Other, net
Derivative instruments, gain (loss) reclassified from accumulated other comprehensive income (loss) into earnings , effective portion, net	(1,173)	(654)	(413)
Currency Swap Agreement
Derivative [Line Items]
Derivative instruments, income statement location of gain (loss) reclassified from accumulated other comprehensive income (loss)	Other, net
Derivative instruments, gain (loss) reclassified from accumulated other comprehensive income (loss) into earnings , effective portion, net	¥ 604	¥ 1,919	¥ 2,603

Financial Instruments (Schedule Of Changes In The Fair Value Of The Derivatives Not Designated As Hedging Instruments Recorded In The Consolidated Statements Of Income) (Detail) (Not Designated as Hedging Instrument, JPY ¥)
In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Derivative [Line Items]
Derivative instruments not designated as hedging instruments, gain (loss), net	¥ 1,929	¥ (8,181)	¥ (1,890)
Forward Exchange Contracts
Derivative [Line Items]
Derivative instruments not designated as hedging instruments, line item on income statement for gain (loss)	Other, net
Derivative instruments not designated as hedging instruments, gain (loss), net	1,254	(4,815)	(5)
Interest Rate Swap Agreements
Derivative [Line Items]
Derivative instruments not designated as hedging instruments, line item on income statement for gain (loss)	Other, net
Derivative instruments not designated as hedging instruments, gain (loss), net	(118)	74	(347)
Currency Swap Agreement
Derivative [Line Items]
Derivative instruments not designated as hedging instruments, line item on income statement for gain (loss)	Other, net
Derivative instruments not designated as hedging instruments, gain (loss), net	30	(14)	14
Currency Option Agreements
Derivative [Line Items]
Derivative instruments not designated as hedging instruments, line item on income statement for gain (loss)	Other, net
Derivative instruments not designated as hedging instruments, gain (loss), net	¥ 763	¥ (3,426)	¥ (1,552)

Financial Instruments (Schedule Of Estimated Fair Value Of Financial Instruments) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Long-term debt including current portion, Carrying amount	¥ 4,166,783	¥ 4,192,674
Long-term debt including current portion, Fair value	¥ 4,386,409	¥ 4,354,131

Financial Instruments (Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, assets, at fair value	¥ 2,359	¥ 3,374
Other derivatives not designated as hedging instruments assets at fair value	874	348
Derivative assets	3,233	3,722
Derivative instruments in hedges, liabilities, at fair value	3,049	10,871
Other derivatives not designated as hedging instruments liabilities at fair value	2,488	3,474
Derivative liabilities	5,537	14,345
Forward Exchange Contracts | Prepaid Expenses and Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, assets, at fair value	76	485
Other derivatives not designated as hedging instruments assets at fair value	822	347
Forward Exchange Contracts | Other Assets
Derivatives, Fair Value [Line Items]
Other derivatives not designated as hedging instruments assets at fair value	22
Forward Exchange Contracts | Other Current Liabilities
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, liabilities, at fair value	304	4
Other derivatives not designated as hedging instruments liabilities at fair value	609	941
Forward Exchange Contracts | Other LongTerm Liabilities
Derivatives, Fair Value [Line Items]
Other derivatives not designated as hedging instruments liabilities at fair value	82	90
Interest Rate Swap Agreements | Prepaid Expenses and Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, assets, at fair value		1,235
Interest Rate Swap Agreements | Other Assets
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, assets, at fair value	153	46
Interest Rate Swap Agreements | Other Current Liabilities
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, liabilities, at fair value	248	153
Other derivatives not designated as hedging instruments liabilities at fair value	168	109
Interest Rate Swap Agreements | Other LongTerm Liabilities
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, liabilities, at fair value	728	1,185
Other derivatives not designated as hedging instruments liabilities at fair value	533	474
Currency Swap Agreement | Prepaid Expenses and Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, assets, at fair value	1,809	5
Currency Swap Agreement | Other Assets
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, assets, at fair value	321	1,603
Other derivatives not designated as hedging instruments assets at fair value	30
Currency Swap Agreement | Other Current Liabilities
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, liabilities, at fair value	1,769	7,387
Currency Swap Agreement | Other LongTerm Liabilities
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, liabilities, at fair value		2,142
Currency Option Agreements | Prepaid Expenses and Other Current Assets
Derivatives, Fair Value [Line Items]
Other derivatives not designated as hedging instruments assets at fair value		1
Currency Option Agreements | Other Current Liabilities
Derivatives, Fair Value [Line Items]
Other derivatives not designated as hedging instruments liabilities at fair value	235	1
Currency Option Agreements | Other LongTerm Liabilities
Derivatives, Fair Value [Line Items]
Other derivatives not designated as hedging instruments liabilities at fair value	¥ 861	¥ 1,859

Financing Receivables (Allowance For Credit Losses And Financing Receivables) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses, Balance	¥ 51,025
Provision	(989)
Charge off	(12,636)
Allowance for credit losses, Balance	37,400
Allowance for credit losses, collectively evaluated for impairment	22,749	30,684
Allowance for credit losses, individually evaluated for impairment	14,651	20,341
Financing receivable, Balance	1,003,310	1,030,980
Financing receivable, collectively evaluated for impairment	981,363	1,002,339
Financing receivable, individually evaluated for impairment	21,947	28,641
Installment Sales Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses, Balance	7,593
Provision	3,568
Charge off	(3,688)
Allowance for credit losses, Balance	7,473
Allowance for credit losses, collectively evaluated for impairment	6,439	5,204
Allowance for credit losses, individually evaluated for impairment	1,034	2,389
Financing receivable, Balance	336,980	330,331
Financing receivable, collectively evaluated for impairment	335,597	327,444
Financing receivable, individually evaluated for impairment	1,383	2,887
Lease Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses, Balance	26,391
Provision	(5,924)
Charge off	(3,673)
Allowance for credit losses, Balance	16,794
Allowance for credit losses, collectively evaluated for impairment	7,686	14,916
Allowance for credit losses, individually evaluated for impairment	9,108	11,475
Financing receivable, Balance	375,506	439,326
Financing receivable, collectively evaluated for impairment	363,345	424,480
Financing receivable, individually evaluated for impairment	12,161	14,846
Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses, Balance	12,091
Provision	(1,238)
Charge off	(2,481)
Allowance for credit losses, Balance	8,372
Allowance for credit losses, collectively evaluated for impairment	3,935	5,684
Allowance for credit losses, individually evaluated for impairment	4,437	6,407
Financing receivable, Balance	65,564	68,085
Financing receivable, collectively evaluated for impairment	57,233	57,613
Financing receivable, individually evaluated for impairment	8,331	10,472
Credit Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses, Balance	4,877
Provision	2,546
Charge off	(2,740)
Allowance for credit losses, Balance	4,683
Allowance for credit losses, collectively evaluated for impairment	4,683	4,877
Financing receivable, Balance	223,821	191,919
Financing receivable, collectively evaluated for impairment	223,821	191,919
Other Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses, Balance	73
Provision	59
Charge off	(54)
Allowance for credit losses, Balance	78
Allowance for credit losses, collectively evaluated for impairment	6	3
Allowance for credit losses, individually evaluated for impairment	72	70
Financing receivable, Balance	1,439	1,319
Financing receivable, collectively evaluated for impairment	1,367	883
Financing receivable, individually evaluated for impairment	¥ 72	¥ 436

Financing Receivables (Schedule Of Financing Receivables Non Accrual Status) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	¥ 20,023	¥ 23,084
Installment Sales Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	434	738
Lease Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	8,922	8,876
Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	9,251	11,758
Credit Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	1,342	1,712
Other Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	¥ 74

Financing Receivables (Age Of The Recorded Investment In Financing Receivables) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current, Performing	¥ 952,912	¥ 968,121
1 to 89 days past due, Performing	7,977	5,459
Greater than 90 days past due, Nonperforming	16,207	19,539
Total	977,096	993,119
Greater than 90 days and accruing	1,633	4,662
Installment Sales Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current, Performing	330,976	323,790
1 to 89 days past due, Performing	1,576	1,854
Greater than 90 days past due, Nonperforming	4,428	4,687
Total	336,980	330,331
Greater than 90 days and accruing	186	640
Lease Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current, Performing	400,128	455,201
1 to 89 days past due, Performing	3,453	942
Greater than 90 days past due, Nonperforming	10,368	12,898
Total	413,949	469,041
Greater than 90 days and accruing	1,447	4,022
Credit Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current, Performing	219,617	187,746
1 to 89 days past due, Performing	2,943	2,653
Greater than 90 days past due, Nonperforming	1,342	1,712
Total	223,902	192,111
Other Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current, Performing	2,191	1,384
1 to 89 days past due, Performing	5	10
Greater than 90 days past due, Nonperforming	69	242
Total	2,265	1,636
Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current, Performing	196,056	189,118
Past due	9,372	11,920
Total	205,428	201,038
Past due and accruing

Financing Receivables (Impaired Financing Receivables) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Allowance Recorded
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	¥ 9,071	¥ 11,733
Related Allowance	5,236	7,578
Unpaid Principal Balance	9,071	11,733
Average Recorded Investment	10,405
No Related Allowance Recorded
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	5	19
Unpaid Principal Balance	56	52
Average Recorded Investment	¥ 20

Commitments And Contingent Liabilities (Schedule Of The Aggregate Amount Of Payments For Commitments Outstanding) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Commitments and Contingencies Disclosure [Line Items]
2013	¥ 289,494
2014	30,353
2015	22,805
2016	1,765
2017	812
Thereafter	609
Total	¥ 345,838

Commitments And Contingent Liabilities - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Commitments and Contingencies Disclosure [Line Items]
Loans guaranteed	¥ 31,398

Business Combinations - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011 Year	Mar. 31, 2010	Oct. 25, 2010 Dimension Data	Mar. 31, 2011 Dimension Data	Dec. 31, 2010 Dimension Data	Mar. 31, 2011 Keane International Inc	Mar. 31, 2010 Keane International Inc
Business Acquisition [Line Items]
Date of acquisition				2010-10-25
Voting interest acquired				96.60%		3.40%
Acquisition price				¥ 260,571	¥ 260,571	¥ 9,421		¥ 95,342
Acquisition-related costs		2,031
Amortizable depreciable intangible assets		85,521
Weighted average useful life (in years)		11
Non-amortizable intangible assets		23,170
Operating revenues	10,507,362	10,305,003	10,181,376		78,461
Operating income (loss)	1,222,966	1,214,909	1,117,693		(813)
Amortization of intangible assets	481,043	462,649	443,567		3,011
Amounts for assets acquired					335,936		74,786
Amounts for liabilities assumed					205,922		60,843
Goodwill recognized					¥ 151,488		¥ 81,399

Business Combinations (Amounts For Assets Acquired And Liabilities Assumed) (Detail) (Dimension Data, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2011	Dec. 31, 2010	Oct. 25, 2010
Dimension Data
Business Acquisition [Line Items]
Cash and cash equivalents acquired	¥ 48,623
Notes and accounts receivable, trade, acquired	82,566
Current assets (other), acquired	47,905
Property, plant and equipment acquired	30,090
Other intangibles acquired	108,705
Other assets acquired	18,047
Total assets acquired	335,936
Accounts payable, trade, assumed	48,321
Current liabilities (other), assumed	107,733
Long-term liabilities assumed	49,868
Total liabilities assumed	205,922
Total net assets acquired	130,014
Noncontrolling interest in Dimension Data	(20,931)
Goodwill	151,488
Acquisition cost	¥ 260,571	¥ 9,421	¥ 260,571

Business Combinations (Pro Forma Net Income And Earnings Per Share) (Detail) (Dimension Data, JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Dimension Data
Business Acquisition [Line Items]
Operating revenues	¥ 10,670,714	¥ 10,561,799
Operating income	1,225,016	1,121,978
Net income attributable to NTT	¥ 514,881	¥ 493,866
Earnings per share (Yen)	¥ 389.13	¥ 373.22

Schedule II - Valuation And Qualifying Accounts (Schedule Of Valuation Allowance) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Allowance for Doubtful Accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation allowances, beginning balance	¥ 45,907		¥ 41,092		¥ 45,208
Additions charged to costs and expenses	29,840		30,282		18,453
Deductions	(27,391)	[1]	(25,467)	[1]	(22,569)	[1]
Valuation allowances, ending balance	48,356		45,907		41,092
Valuation Allowance of Deferred Tax Assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation allowances, beginning balance	274,559		265,850		301,022
Additions charged to costs and expenses	19,816		48,496		22,392
Deductions	(52,217)		(39,787)		(57,564)
Valuation allowances, ending balance	¥ 242,158		¥ 274,559		¥ 265,850

[1]	Primarily amounts written off.